UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund Schedule of Investments March 31, 2007
			Shares	Market Value ($000)

Common Stocks (59.5%)

Consumer Discretionary (6.9%)
Time Warner, Inc.			1,398,785	27,584
Home Depot, Inc.			726,805	26,703
* Comcast Corp. Class A			960,843	24,934
The Walt Disney Co.			691,970	23,825
McDonald's Corp.			435,482	19,618
News Corp., Class A			842,251	19,473
Target Corp.			287,302	17,026
Lowe's Cos., Inc.			511,217	16,098
* Viacom Inc. Class B			212,845	8,750
Federated Department Stores, Inc.			192,376	8,667
* Starbucks Corp.			266,387	8,354
* Kohl's Corp.			103,760	7,949
The McGraw-Hill Cos., Inc.			124,828	7,849
CBS Corp.			239,853	7,337
Carnival Corp.			153,692	7,202
Best Buy Co., Inc.			144,216	7,026
NIKE, Inc. Class B			62,545	6,646
Staples, Inc.			254,586	6,579
Johnson Controls, Inc.			68,985	6,527
* Coach, Inc.			129,539	6,483
J.C. Penney Co., Inc. (Holding Co.)			75,447	6,199
Omnicom Group Inc.			60,237	6,167
Marriott International, Inc. Class A			118,502	5,802
Clear Channel Communications, Inc.			165,312	5,793
* Liberty Media Corp.-Interactive Series A			236,159	5,625
* DIRECTV Group, Inc.			237,084	5,470
Harley-Davidson, Inc.			91,966	5,403
Yum! Brands, Inc.			93,487	5,400
* Sears Holdings Corp.			29,846	5,377
Harrah's Entertainment, Inc.			62,387	5,269
* Liberty Media Corp.-Capital Series A			47,386	5,240
Ford Motor Co.			640,141	5,051
General Motors Corp.			159,438	4,885
Starwood Hotels & Resorts Worldwide, Inc.			74,691	4,844
International Game Technology			119,638	4,831
Gannett Co., Inc.			82,944	4,669
Hilton Hotels Corp.			129,511	4,657
* Amazon.com, Inc.			110,299	4,389
TJX Cos., Inc.			158,549	4,274
Fortune Brands, Inc.			53,341	4,204
* Bed Bath & Beyond, Inc.			99,659	4,003
Nordstrom, Inc.			72,388	3,832
Mattel, Inc.			134,554	3,710
The Gap, Inc.			204,728	3,523
* Office Depot, Inc.			99,442	3,494
Limited Brands, Inc.			125,554	3,272
* Las Vegas Sands Corp.			37,500	3,248
* EchoStar Communications Corp. Class A			72,859	3,164
* MGM Mirage, Inc.			44,645	3,104
Newell Rubbermaid, Inc.			97,925	3,044
Genuine Parts Co.			60,174	2,949
* IAC/InterActiveCorp			71,708	2,704
Sherwin-Williams Co.			40,539	2,677
VF Corp.			31,585	2,610
* Comcast Corp. Special Class A			97,197	2,476
Virgin Media Inc.			97,810	2,470
* AutoZone Inc.			18,895	2,421
* Wyndham Worldwide Corp.			69,986	2,390
Abercrombie & Fitch Co.			31,063	2,351
Whirlpool Corp.			27,631	2,346
Cablevision Systems NY Group Class A			76,501	2,328
Eastman Kodak Co.			101,271	2,285
H & R Block, Inc.			108,087	2,274
* Apollo Group, Inc. Class A			51,778	2,273
^ Garmin Ltd.			41,800	2,263
Tiffany&Co			49,463	2,250
* Liberty Global, Inc. Class A			67,766	2,232
Dollar General Corp.			104,738	2,215
D. R. Horton, Inc.			99,598	2,191
Harman International Industries, Inc.			22,286	2,141
American Eagle Outfitters, Inc.			71,115	2,133
Tim Hortons, Inc.			68,208	2,075
Darden Restaurants Inc.			49,255	2,029
Pulte Homes, Inc.			76,232	2,017
* Liberty Global, Inc. Series C			64,445	1,975
Black&Decker Corp.			24,003	1,959
* Interpublic Group of Cos., Inc.			155,466	1,914
Royal Caribbean Cruises, Ltd.			44,934	1,894
Polo Ralph Lauren Corp.			21,398	1,886
* CarMax, Inc.			75,242	1,846
Idearc Inc.			51,759	1,817
Lamar Advertising Co. Class A			28,824	1,815
* Expedia, Inc.			77,874	1,805
Tribune Co.			55,981	1,798
* R.H. Donnelley Corp.			24,839	1,761
* The Goodyear Tire&Rubber Co.			56,357	1,758
Centex Corp.			41,882	1,750
Lennar Corp. Class A			41,360	1,746
Ross Stores, Inc.			50,415	1,734
* Discovery Holding Co. Class A			90,193	1,725
Wynn Resorts Ltd.			17,954	1,703
PetSmart, Inc.			49,303	1,625
* GameStop Corp. Class A			48,748	1,588
ServiceMaster Co.			102,421	1,576
* Mohawk Industries, Inc.			19,092	1,566
Liz Claiborne, Inc.			36,329	1,557
Station Casinos, Inc.			17,769	1,538
BorgWarner, Inc.			20,366	1,536
* Chico's FAS, Inc.			62,301	1,522
Family Dollar Stores, Inc.			51,097	1,513
Washington Post Co. Class B			1,964	1,500
Hasbro, Inc.			51,615	1,477
Advance Auto Parts, Inc.			37,285	1,437
*^ Sirius Satellite Radio, Inc.			447,852	1,433
Leggett&Platt, Inc.			63,158	1,432
The Stanley Works			25,785	1,427
Brinker International, Inc.			43,400	1,419
E.W. Scripps Co. Class A			31,258	1,397
OfficeMax, Inc.			26,257	1,385
* Dollar Tree Stores, Inc.			34,668	1,326
Foot Locker, Inc.			55,232	1,301
* Big Lots Inc.			40,342	1,262
RadioShack Corp.			45,737	1,236
Service Corp. International			103,959	1,233
* XM Satellite Radio Holdings, Inc.			94,879	1,226
* ITT Educational Services, Inc.			14,973	1,220
Jones Apparel Group, Inc.			39,640	1,218
Williams-Sonoma, Inc.			34,217	1,213
KB Home			27,613	1,178
Phillips-Van Heusen Corp.			19,500	1,147
Circuit City Stores, Inc.			61,783	1,145
* O'Reilly Automotive, Inc.			34,381	1,138
^ New York Times Co. Class A			48,208	1,133
* Toll Brothers, Inc.			40,576	1,111
* AutoNation, Inc.			52,060	1,106
* Penn National Gaming, Inc.			25,676	1,089
* NVR, Inc.			1,617	1,075
Wendy's International, Inc.			33,761	1,057
Brunswick Corp.			32,408	1,032
* Laureate Education Inc.			17,366	1,024
* Career Education Corp.			33,528	1,023
Claire's Stores, Inc.			31,441	1,010
* Hanesbrands Inc.			34,282	1,008
* AnnTaylor Stores Corp.			25,728	998
Boyd Gaming Corp.			19,956	951
Snap-On Inc.			19,635	944
* Urban Outfitters, Inc.			34,900	925
OSI Restaurant Partners, Inc.			23,349	922
Orient-Express Hotel Ltd.			14,900	891
* Getty Images, Inc.			18,004	876
* Lear Corp.			23,819	870
Sotheby's			19,374	862
Saks Inc.			41,312	861
* Jack in the Box Inc.			12,040	832
* Jarden Corp.			21,593	827
Men's Wearhouse, Inc.			17,092	804
* Scientific Games Corp.			24,494	804
Gentex Corp.			48,945	795
* Dick's Sporting Goods, Inc.			13,563	790
* Payless ShoeSource, Inc.			23,650	785
Barnes&Noble, Inc.			19,793	781
* Gaylord Entertainment Co.			14,540	769
* Aeropostale, Inc.			18,700	752
Dillard's Inc.			22,695	743
Meredith Corp.			12,872	739
* The Cheesecake Factory Inc.			26,492	706
* Rent-A-Center, Inc.			24,670	690
^ Polaris Industries, Inc.			14,090	676
^ Pool Corp.			18,578	665
Dow Jones&Co., Inc.			19,211	662
Applebee's International, Inc.			26,539	658
* Priceline.com, Inc.			12,322	656
Ryland Group, Inc.			15,449	652
Regis Corp.			16,112	650
DeVry, Inc.			21,668	636
* Panera Bread Co.			10,700	632
* Marvel Entertainment, Inc.			22,701	630
The McClatchy Co. Class A			19,797	626
* Tractor Supply Co.			12,149	626
Strayer Education, Inc.			4,900	613
* Pinnacle Entertainment, Inc.			20,800	605
Ruby Tuesday, Inc.			20,733	593
Weight Watchers International, Inc.			12,643	583
Belo Corp. Class A			31,050	580
International Speedway Corp.			11,155	577
MDC Holdings, Inc.			11,940	574
* Under Armour, Inc.			11,082	569
* Charming Shoppes, Inc.			43,856	568
*^ Nutri/System Inc.			10,790	566
* TRW Automotive Holdings Corp.			15,900	554
* Sonic Corp.			24,691	550
Domino's Pizza, Inc.			16,900	549
* Pacific Sunwear of California, Inc.			26,248	547
* J. Crew Group, Inc.			13,600	546
Wolverine World Wide, Inc.			18,775	536
Guess ?, Inc.			13,200	534
* Life Time Fitness, Inc.			10,272	528
Thor Industries, Inc.			13,082	515
* Quiksilver, Inc.			43,940	510
John Wiley&Sons Class A			13,398	506
* CEC Entertainment Inc.			11,994	498
Arbitron Inc.			10,578	497
Catalina Marketing Corp.			15,677	495
Harte-Hanks, Inc.			17,899	494
* Vail Resorts Inc.			8,900	484
* Timberland Co.			18,468	481
* DreamWorks Animation SKG, Inc.			15,708	480
Standard Pacific Corp.			22,938	479
Tupperware Brands Corp.			19,190	478
Bob Evans Farms, Inc.			12,938	478
CBRL Group, Inc.			10,223	473
* The Gymboree Corp.			11,700	469
Matthews International Corp.			11,514	469
* Guitar Center, Inc.			10,352	467
Tempur-Pedic International Inc.			17,936	466
Regal Entertainment Group Class A			23,300	463
* The Warnaco Group, Inc.			16,300	463
* The Children's Place Retail Stores, Inc.			8,200	457
Choice Hotels International, Inc.			12,900	457
American Greetings Corp. Class A			19,644	456
* Zale Corp.			17,098	451
* Fossil, Inc.			16,904	447
* Live Nation			20,057	442
Borders Group, Inc.			21,617	441
* Corinthian Colleges, Inc.			31,391	432
Lee Enterprises, Inc.			14,198	427
Callaway Golf Co.			26,904	424
Winnebago Industries, Inc.			12,542	422
* Tween Brands, Inc.			11,798	421
*^ Netflix.com, Inc.			17,938	416
Cooper Tire&Rubber Co.			22,693	415
* Charter Communications, Inc.			148,732	415
Brown Shoe Co., Inc.			9,850	414
* Hibbett Sports Inc.			14,418	412
ArvinMeritor, Inc.			22,281	407
Beazer Homes USA, Inc.			14,000	406
* Tenneco Automotive, Inc.			15,960	406
* Rare Hospitality International Inc.			13,338	401
Jackson Hewitt Tax Service Inc.			12,400	399
* P.F. Chang's China Bistro, Inc.			9,500	398
American Axle&Manufacturing Holdings, Inc.			14,536	398
* Coldwater Creek Inc.			19,518	396
* Carter's, Inc.			15,388	390
Ethan Allen Interiors, Inc.			10,959	387
* Visteon Corp.			45,252	386
* Blockbuster Inc. Class A			59,686	384
* Scholastic Corp.			12,200	379
* Bright Horizons Family Solutions, Inc.			10,000	378
Stage Stores, Inc.			15,843	369
* Bally Technologies Inc.			15,635	369
* LKQ Corp.			16,860	369
* Cabela's Inc.			14,500	360
* Gemstar-TV Guide International, Inc.			85,050	356
IHOP Corp.			6,051	355
Burger King Holdings Inc.			16,419	355
CKE Restaurants Inc.			18,751	354
Ameristar Casinos, Inc.			10,954	352
Entercom Communications Corp.			12,294	346
* VistaPrint Ltd.			8,878	340
* The Dress Barn, Inc.			16,288	339
* Select Comfort Corp.			18,937	337
* Genesco, Inc.			8,000	332
Columbia Sportswear Co.			5,284	329
The Pep Boys (Manny, Moe&Jack)			17,240	329
* WMS Industries, Inc.			8,300	326
Aaron Rents, Inc.			12,175	322
Group 1 Automotive, Inc.			7,851	312
* Hovnanian Enterprises Inc. Class A			12,376	311
* Iconix Brand Group Inc.			14,888	304
Interactive Data Corp.			12,233	303
* Crocs, Inc.			6,400	302
Oxford Industries, Inc.			6,100	302
* Valassis Communications, Inc.			17,258	297
Sonic Automotive, Inc.			10,099	288
* 99 Cents Only Stores			19,329	285
* RCN Corp.			10,935	279
Triarc Cos., Inc. Class B			16,207	279
Christopher&Banks Corp.			14,202	277
United Auto Group, Inc.			13,600	276
Media General, Inc. Class A			7,157	273
* Six Flags, Inc.			45,379	273
Modine Manufacturing Co.			11,838	271
* Exide Technologies			31,023	270
* Meritage Corp.			8,400	270
Kellwood Co.			9,100	267
Stewart Enterprises, Inc. Class A			33,000	266
* Papa John's International, Inc.			8,900	262
Furniture Brands International Inc.			16,573	262
*^ Krispy Kreme Doughnuts, Inc.			25,597	261
* CSK Auto Corp.			15,110	260
*^ WCI Communities, Inc.			12,150	259
* Skechers U.S.A., Inc.			7,700	258
Sally Beauty Co. Inc.			27,755	255
Big 5 Sporting Goods Corp.			9,700	251
K-Swiss, Inc.			9,200	249
* Deckers Outdoor Corp.			3,500	249
* Coinstar, Inc.			7,842	245
*^ Chipotle Mexican Grill, Inc.			3,936	244
Speedway Motorsports, Inc.			6,285	244
Warner Music Group Corp.			14,212	242
* Zumiez Inc.			5,956	239
Cato Corp. Class A			10,198	239
Steven Madden, Ltd.			8,087	236
* RC2 Corp.			5,700	230
* Champion Enterprises, Inc.			26,000	229
* Steiner Leisure Ltd.			5,085	229
Hearst-Argyle Television Inc.			8,411	229
Sinclair Broadcast Group, Inc.			14,800	229
Finish Line, Inc.			17,675	223
Kimball International, Inc. Class B			11,460	221
Building Materials Holding Corp.			12,100	219
Landry's Restaurants, Inc.			7,384	219
* GSI Commerce, Inc.			9,627	217
* Shuffle Master, Inc.			11,913	217
* The Wet Seal, Inc. Class A			32,875	215
Asbury Automotive Group, Inc.			7,500	212
^ La-Z-Boy Inc.			17,047	211
* Texas Roadhouse, Inc.			14,600	208
Ambassadors Group, Inc.			6,200	206
Movado Group, Inc.			6,976	205
* Helen of Troy Ltd.			9,000	204
* TiVo Inc.			32,150	204
* LodgeNet Entertainment Corp.			6,600	203
* Smith&Wesson Holding Corp.			15,460	202
* Sturm, Ruger&Co., Inc.			14,976	201
Pier 1 Imports Inc.			28,984	200
* Trump Entertainment Resorts, Inc.			11,058	200
Blyth, Inc.			9,324	197
Fred's, Inc.			13,350	196
*^ Pre-Paid Legal Services, Inc.			3,880	194
* California Pizza Kitchen, Inc.			5,900	194
* Vertrue Inc.			4,000	192
* JAKKS Pacific, Inc.			7,961	190
* Universal Technical Institute Inc.			8,178	189
Talbots Inc.			7,978	188
Bandag, Inc.			3,693	187
Tuesday Morning Corp.			12,473	185
The Stride Rite Corp.			11,900	183
* Red Robin Gourmet Burgers, Inc.			4,700	182
* Keystone Automotive Industries, Inc.			5,411	182
* Jos. A. Bank Clothiers, Inc.			5,125	181
* Aftermarket Technology Corp.			7,429	180
* MTR Gaming Group Inc.			13,537	177
* Perry Ellis International Corp.			5,491	176
The Marcus Corp.			7,500	174
CPI Corp.			3,300	173
* Charlotte Russe Holding Inc.			6,000	173
* Entravision Communications Corp.			18,529	173
* Cox Radio, Inc.			12,678	173
* Jo-Ann Stores, Inc.			6,335	173
* Blue Nile Inc.			4,207	171
Stein Mart, Inc.			10,466	171
* Hot Topic, Inc.			15,369	171
Cherokee Inc.			3,938	170
Sealy Corp.			9,700	170
Westwood One, Inc.			24,568	169
* Mediacom Communications Corp.			20,480	167
* K2 Inc.			13,764	166
The Buckle, Inc.			4,650	166
Citadel Broadcasting Corp.			17,300	165
* Harris Interactive Inc.			27,000	163
* DSW Inc. Class A			3,851	163
* Fleetwood Enterprises, Inc.			20,400	161
* Lin TV Corp.			9,878	157
Oakley, Inc.			7,788	157
Journal Communications, Inc.			11,939	157
Superior Industries International, Inc.			7,479	156
* Steak n Shake Co.			9,282	156
* Casual Male Retail Group, Inc.			13,150	156
* Retail Ventures, Inc.			7,300	154
Lithia Motors, Inc.			5,600	153
Nautilus Inc.			9,900	153
* AFC Enterprises, Inc.			7,585	152
* Isle of Capri Casinos, Inc.			5,797	149
* ValueVision Media, Inc.			11,940	148
* Universal Electronics, Inc.			5,289	147
Monaco Coach Corp.			9,194	146
* Cumulus Media Inc.			15,330	144
^ Brookfield Homes Corp.			4,479	144
* Avatar Holding, Inc.			1,994	142
UniFirst Corp.			3,700	142
* Leapfrog Enterprises, Inc.			13,180	141
* Radio One, Inc. Class D			21,700	140
* Morningstar, Inc.			2,664	138
* O'Charley's Inc.			7,039	136
* Riviera Holdings Corp.			4,800	134
* Buffalo Wild Wings Inc.			2,100	134
Lennar Corp. Class B			3,364	133
* MarineMax, Inc.			5,700	132
* Drew Industries, Inc.			4,600	132
Courier Corp.			3,348	131
Spartan Motors, Inc.			5,593	130
Standard Motor Products, Inc.			7,500	128
bebe stores, inc			7,350	128
* Volcom, Inc.			3,714	128
* INVESTools Inc.			9,169	127
* Famous Dave's of America, Inc.			7,050	127
Sauer-Danfoss, Inc.			4,200	126
Systemax Inc.			6,700	125
* Rentrak Corp.			8,000	125
* Midas Inc.			5,783	125
Bon-Ton Stores, Inc.			2,200	124
Churchill Downs, Inc.			2,700	123
* Empire Resorts Inc.			12,697	119
* Audiovox Corp.			7,998	118
* New York&Co., Inc.			7,400	117
Gray Television, Inc.			11,200	117
Monro Muffler Brake, Inc.			3,280	115
Triarc Cos., Inc. Class A			6,100	114
* Peet's Coffee&Tea Inc.			4,134	114
* Unifi, Inc.			39,570	114
* Denny's Corp.			23,112	113
* BJ's Restaurants Inc.			5,356	113
National Presto Industries, Inc.			1,820	112
* Source Interlink Cos., Inc.			16,591	111
Haverty Furniture Cos., Inc.			7,948	111
* Great Wolf Resorts, Inc.			8,318	110
* Benihana Inc. Class A			3,860	109
* Morgans Hotel Group			5,200	109
Arctic Cat, Inc.			5,600	109
* dELiA*S, Inc.			11,858	109
Sun-Times Media Group, Inc.			21,809	108
World Wrestling Entertainment, Inc.			6,600	108
*^ Build-A-Bear-Workshop, Inc.			3,900	107
* Citi Trends Inc.			2,500	107
Martha Stewart Living Omnimedia, Inc.			6,130	104
* Monarch Casino&Resort, Inc.			4,000	104
* Hayes Lemmerz International, Inc.			14,200	104
* A.C. Moore Arts&Crafts, Inc.			4,858	104
M/I Homes, Inc.			3,900	104
* GenTek, Inc.			3,032	103
* Multimedia Games Inc.			8,500	101
* CKX, Inc.			8,973	100
* Knology, Inc.			6,255	99
* Maidenform Brands, Inc.			4,200	97
* Fisher Communications, Inc.			1,960	95
* Alloy, Inc.			7,975	95
Kenneth Cole Productions, Inc.			3,650	94
* Friendly Ice Cream Corp.			6,300	94
* 4Kids Entertainment Inc.			4,900	93
* Cavco Industries, Inc.			2,610	91
Skyline Corp.			2,700	91
* PRIMEDIA Inc.			34,157	91
* Radio One, Inc.			14,000	91
* Reading International Inc. Class A			10,600	90
* Interstate Hotels&Resorts, Inc.			13,982	88
Emmis Communications, Inc.			10,365	87
* Mothers Work, Inc.			2,634	87
* Ruth's Chris Steak House			4,202	86
* Stamps.com Inc.			5,950	86
Journal Register Co.			14,275	85
* Shoe Carnival, Inc.			2,550	85
Dover Downs Gaming&Entertainment, Inc.			6,583	85
Stanley Furniture Co., Inc.			3,800	79
* Saga Communications, Inc.			8,100	79
^ Ambassadors International, Inc.			1,700	78
* Russ Berrie and Co., Inc.			5,538	78
Blair Corp.			1,855	78
* 1-800 Contacts, Inc.			4,592	77
* Cosi, Inc.			13,580	76
CSS Industries, Inc.			2,010	75
* Strattec Security Corp.			1,725	75
* West Marine, Inc.			4,100	75
* Luby's, Inc.			7,600	74
* Playboy Enterprises, Inc. Class B			7,200	74
* McCormick&Schmick's Seafood Restaurants, Inc.			2,760	74
* Cost Plus, Inc.			7,100	71
Steinway Musical Instruments Inc.			2,200	71
*^ Overstock.com, Inc.			4,262	71
* REX Stores Corp.			4,300	70
* Cache, Inc.			3,950	70
* Bluegreen Corp.			6,200	70
* Lodgian, Inc.			5,200	69
* drugstore.com, Inc.			26,800	69
Traffix, Inc.			12,450	69
* 1-800-FLOWERS.COM, Inc.			8,637	67
Lifetime Brands, Inc.			3,200	67
* Conn's, Inc.			2,700	67
* Ashworth, Inc.			8,793	67
Handleman Co.			9,500	66
* Nexstar Broadcasting Group, Inc.			6,817	66
* Youbet.com, Inc.			21,280	64
* Fuel Systems Solutions, Inc.			3,442	64
* Restoration Hardware, Inc.			9,701	64
Carmike Cinemas, Inc.			2,600	60
* Stoneridge, Inc.			5,800	60
* Carriage Services, Inc.			7,400	60
*^ True Religion Apparel, Inc.			3,657	59
Libbey, Inc.			4,200	59
* Daily Journal Corp.			1,428	59
* Hartmarx Corp.			7,700	57
FTD Group, Inc.			3,400	56
* Audible, Inc.			5,300	55
Bassett Furniture Industries, Inc.			3,700	54
* DG FastChannel Inc.			3,219	54
* Blockbuster Inc. Class B			8,811	53
* PC Mall, Inc.			5,300	53
* Gaiam, Inc.			3,341	53
Cutter&Buck Inc.			4,426	52
* Virco Manufacturing Corp.			7,736	52
* Palm Harbor Homes, Inc.			3,600	52
Coinmach Service Corp. Class A			4,829	51
Levitt Corp. Class A			5,449	51
* Progressive Gaming International Corp.			11,136	50
Coachmen Industries, Inc.			4,740	50
* PetMed Express, Inc.			4,200	50
Salem Communications Corp.			3,960	50
Marine Products Corp.			5,136	49
* Educate, Inc.			6,312	48
Tarragon Corp. REIT			4,500	47
* Syms Corp.			2,463	46
Noble International, Ltd.			2,700	45
* Sharper Image Corp.			4,100	45
* Spanish Broadcasting System, Inc.			11,100	44
Koss Corp.			2,101	44
* Magna Entertainment Corp. Class A			12,013	44
Charles&Colvard Ltd.			6,925	43
California Coastal Communities, Inc.			2,111	43
* Viacom Inc. Class A			1,040	43
* Century Casinos, Inc.			5,100	42
* America's Car-Mart, Inc.			3,100	41
* Rubio's Restaurants, Inc.			3,622	41
* Trans World Entertainment Corp.			7,150	41
* Movie Gallery, Inc.			8,618	39
* Lazare Kaplan International, Inc.			4,741	38
* Lenox Group, Inc.			5,805	38
* G-III Apparel Group, Ltd.			2,000	38
* Regent Communications, Inc.			11,300	36
Beasley Broadcast Group, Inc.			4,235	36
Deb Shops, Inc.			1,285	35
Bandag, Inc. Class A			687	35
* Buca, Inc.			6,206	34
CBS Corp. Class A			1,040	32
* Kirkland's, Inc.			6,400	32
* Navarre Corp.			8,214	31
* Emerson Radio Corp.			9,600	31
* Design Within Reach Inc.			5,339	31
* Amerigon Inc.			2,300	29
^ Technical Olympic USA, Inc.			6,953	28
Dover Motorsports, Inc.			5,200	27
* United Retail Group, Inc.			2,200	26
Superior Uniform Group, Inc.			2,008	26
* Pomeroy IT Solutions, Inc.			2,700	24
* Young Broadcasting Inc.			5,997	24
* The Princeton Review, Inc.			4,500	24
S&K Famous Brands Inc.			2,016	24
* The Smith&Wollensky Restaurant Group, Inc.			2,284	23
*^ Home Solutions of America			4,200	20
Books-a-Million Inc.			1,400	20
*^ Quantum Fuel Systems Technologies Worldwide, Inc.			16,100	20
* Town Sports International Holdings, Inc.			900	20
* ION Media Networks, Inc.			14,597	19
*^ Syntax-Brillian Corp.			2,225	19
* Bombay Co.			15,079	18
* Core-Mark Holding Co., Inc.			500	18
* Morton's Restaurant Group Inc.			1,000	18
* Premier Exhibitions Inc.			1,500	18
Escalade, Inc.			1,686	16
* Fedders Corp.			17,290	15
* Hollywood Media Corp.			3,400	15
Craftmade International, Inc.			960	14
* Fairchild Corp.			7,141	14
* Dorman Products, Inc.			1,217	14
* Tweeter Home Entertainment Group, Inc.			8,400	14
Orleans Homebuilders, Inc.			1,500	13
* Image Entertainment, Inc.			3,000	13
* iRobot Corp.			945	12
* The Dixie Group, Inc.			1,011	12
* Rocky Brands Inc			1,000	11
* Bally Total Fitness Holding Corp.			18,127	11
Flexsteel Industries, Inc.			701	11
Shiloh Industries, Inc.			900	10
* Xanadoo Co.			40	10
News Corp., Class B			400	10
* Triple Crown Media, Inc.			1,120	9
* Outdoor Channel Holdings Inc.			900	9
* Proliance International Inc.			2,412	9
* Directed Electronics Inc.			1,000	9
* Gander Mountain Co.			800	9
* Concord Camera Corp.			1,780	8
* WPT Enterprises Inc.			1,600	8
* Mity-Lite Inc.			400	8
Collectors Universe, Inc.			500	7
* Tarrant Apparel Group, Inc.			3,500	7
* Wilsons The Leather Experts Inc.			4,000	6
Xerium Technologies Inc.			700	6
* Comstock Homebuilding Cos., Inc.			1,367	6
* Red Lion Hotels Corp.			400	5
* Dominion Homes, Inc.			1,000	4
* Innovo Group Inc.			4,000	4
Cobra Electronics Corp.			398	4
* Culp, Inc.			400	3
* Tag-It Pacific, Inc.			1,000	1
* Celebrate Express, Inc.			100	1
* SPAR Group, Inc.			300	—
* Varsity Group Inc.			100	—
* Gadzooks, Inc.			4,700	—

				648,219

Consumer Staples (5.0%)
The Procter&Gamble Co.			1,115,798	70,474
Altria Group, Inc.			738,042	64,808
Wal-Mart Stores, Inc.			880,632	41,346
PepsiCo, Inc.			578,221	36,752
The Coca-Cola Co.			742,785	35,654
CVS/Caremark Corp.			542,057	18,506
Walgreen Co.			353,253	16,211
Anheuser-Busch Cos., Inc.			270,773	13,663
Colgate-Palmolive Co.			181,123	12,097
Kimberly-Clark Corp.			161,567	11,066
Costco Wholesale Corp.			161,481	8,694
Archer-Daniels-Midland Co.			208,421	7,649
Sysco Corp.			217,862	7,370
The Kroger Co.			240,658	6,799
General Mills, Inc.			114,843	6,686
Avon Products, Inc.			156,819	5,843
Safeway, Inc.			156,146	5,721
H.J. Heinz Co.			116,313	5,481
Kellogg Co.			91,316	4,696
Sara Lee Corp.			266,663	4,512
ConAgra Foods, Inc.			179,870	4,481
Reynolds American Inc.			62,530	3,902
Bunge Ltd.			42,275	3,476
The Clorox Co.			53,478	3,406
UST, Inc.			56,820	3,294
The Hershey Co.			57,860	3,163
Campbell Soup Co.			79,455	3,095
Wm. Wrigley Jr. Co.			57,203	2,913
SuperValu Inc.			74,158	2,897
Carolina Group			38,169	2,886
Molson Coors Brewing Co. Class B			24,943	2,360
Whole Foods Market, Inc.			49,572	2,223
* Dean Foods Co.			47,210	2,207
^ Kraft Foods Inc.			68,339	2,164
The Estee Lauder Cos. Inc. Class A			42,326	2,068
Coca-Cola Enterprises, Inc.			92,760	1,878
Tyson Foods, Inc.			89,276	1,733
* Energizer Holdings, Inc.			19,301	1,647
McCormick&Co., Inc.			41,567	1,601
The Pepsi Bottling Group, Inc.			50,140	1,599
* Constellation Brands, Inc. Class A			74,140	1,570
Church&Dwight, Inc.			23,155	1,166
* Rite Aid Corp.			188,238	1,086
* NBTY, Inc.			20,244	1,074
Brown-Forman Corp. Class B			16,325	1,070
* Smithfield Foods, Inc.			35,339	1,058
J.M. Smucker Co.			19,238	1,026
Hormel Foods Corp.			26,797	997
Corn Products International, Inc.			26,200	932
* Hansen Natural Corp.			22,700	860
Del Monte Foods Co.			71,403	820
* BJ's Wholesale Club, Inc.			23,266	787
Alberto-Culver Co.			28,255	646
Wm. Wrigley Jr. Co. Class B			12,050	612
* Ralcorp Holdings, Inc.			9,433	607
Flowers Foods, Inc.			19,746	596
Universal Corp. (VA)			9,200	564
* Herbalife Ltd.			13,900	545
Delta&Pine Land Co.			12,875	530
PepsiAmericas, Inc.			23,301	520
Longs Drug Stores, Inc.			10,050	519
Pilgrim's Pride Corp.			15,544	516
* United Natural Foods, Inc.			14,500	444
Lancaster Colony Corp.			9,451	418
* Hain Celestial Group, Inc.			13,735	413
Casey's General Stores, Inc.			16,100	403
Seaboard Corp.			177	400
* Performance Food Group Co.			12,835	396
Ruddick Corp.			11,609	349
* The Pantry, Inc.			7,600	344
Nu Skin Enterprises, Inc.			20,701	342
* Chattem, Inc.			5,305	313
* TreeHouse Foods Inc.			9,911	302
* Alliance One International, Inc.			30,488	281
* Central European Distribution Corp.			9,550	278
Tootsie Roll Industries, Inc.			8,638	259
Sanderson Farms, Inc.			6,919	256
The Andersons, Inc.			4,800	213
* Playtex Products, Inc.			15,500	210
The Great Atlantic&Pacific Tea Co., Inc.			6,200	206
* USANA Health Sciences, Inc.			4,350	204
* Central Garden&Pet Co. Class A			13,550	199
Chiquita Brands International, Inc.			14,136	198
J&J Snack Foods Corp.			5,000	197
Nash-Finch Co.			5,656	195
Spartan Stores, Inc.			7,200	193
* Elizabeth Arden, Inc.			8,538	186
* Wild Oats Markets Inc.			9,811	179
^ Vector Group Ltd.			8,776	164
Reddy Ice Holdings, Inc.			5,413	163
* Pathmark Stores, Inc.			12,544	161
WD-40 Co.			5,012	159
Weis Markets, Inc.			3,352	150
The Topps Co., Inc.			15,382	150
Lance, Inc.			7,300	148
* Green Mountain Coffee Roasters, Inc.			2,290	144
Arden Group Inc. Class A			890	119
Ingles Markets, Inc.			2,900	118
* Jones Soda Co.			5,600	113
* Boston Beer Co., Inc. Class A			3,300	110
Mannatech, Inc.			6,650	107
* Darling International, Inc.			15,800	103
* Smart&Final Inc.			4,700	102
Premium Standard Farms Inc.			4,861	102
* Central Garden and Pet Co.			6,775	100
Coca-Cola Bottling Co.			1,700	96
Alico, Inc.			1,667	96
* Prestige Brands Holdings Inc.			7,635	90
Inter Parfums, Inc.			4,150	87
* National Beverage Corp.			4,800	84
* Spectrum Brands Inc.			12,900	82
* Griffin Land&Nurseries, Inc.			2,257	80
* Lifeway Foods, Inc.			7,822	70
Farmer Brothers, Inc.			2,598	59
* John B. Sanfilippo&Son, Inc.			4,200	56
* Zapata Corp.			7,800	56
* Revlon, Inc. Class A			45,862	48
MGP Ingredients, Inc.			2,300	47
* Medifast, Inc.			6,400	46
Oil-Dri Corp. of America			2,500	42
Imperial Sugar Co.			1,200	40
Diamond Foods, Inc.			2,133	36
* Omega Protein Corp.			4,700	33
*^ Parlux Fragrances, Inc.			5,800	32
* Schiff Nutrition International, Inc.			2,700	19
* PriceSmart, Inc.			1,139	17
* Star Scientific, Inc.			13,862	16
* Integrated Biopharma, Inc.			1,900	13
* Monterey Pasta Co.			2,700	12
Calavo Growers, Inc.			300	3
* Vermont Pure Holdings, Ltd.			800	2
* Hines Horticulture, Inc.			500	1

				465,976

Energy (5.7%)
ExxonMobil Corp.			2,053,632	154,947
Chevron Corp.			767,617	56,773
ConocoPhillips Co.			550,548	37,630
Schlumberger Ltd.			414,863	28,667
Occidental Petroleum Corp.			296,384	14,615
Valero Energy Corp.			212,909	13,731
Marathon Oil Corp.			123,808	12,236
Halliburton Co.			354,150	11,241
Devon Energy Corp.			147,856	10,235
* Transocean Inc.			103,030	8,418
Apache Corp.			116,160	8,213
Baker Hughes, Inc.			112,981	7,472
XTO Energy, Inc.			122,419	6,710
Anadarko Petroleum Corp.			153,958	6,617
EOG Resources, Inc.			85,839	6,124
Williams Cos., Inc.			210,097	5,979
Spectra Energy Corp.			220,900	5,803
* Weatherford International Ltd.			119,768	5,402
GlobalSantaFe Corp.			82,347	5,079
Hess Corp.			89,146	4,945
Chesapeake Energy Corp.			156,520	4,833
* National Oilwell Varco Inc.			61,991	4,822
Kinder Morgan, Inc.			37,797	4,023
Noble Corp.			48,073	3,782
Peabody Energy Corp.			92,896	3,738
Noble Energy, Inc.			61,958	3,696
El Paso Corp.			248,886	3,601
Smith International, Inc.			70,664	3,395
Murphy Oil Corp.			59,362	3,170
* Nabors Industries, Inc.			105,666	3,135
Sunoco, Inc.			43,483	3,063
BJ Services Co.			105,720	2,950
ENSCO International, Inc.			54,004	2,938
* Ultra Petroleum Corp.			54,007	2,869
CONSOL Energy, Inc.			64,519	2,525
* Cameron International Corp.			39,221	2,463
* Southwestern Energy Co.			59,400	2,434
Tesoro Petroleum Corp.			23,800	2,390
* Grant Prideco, Inc.			46,004	2,293
* Newfield Exploration Co.			45,952	1,917
Pioneer Natural Resources Co.			43,909	1,893
Diamond Offshore Drilling, Inc.			22,871	1,851
* Pride International, Inc.			58,106	1,749
* FMC Technologies Inc.			24,084	1,680
Range Resources Corp.			46,548	1,555
Arch Coal, Inc.			50,376	1,546
Patterson-UTI Energy, Inc.			58,418	1,311
Rowan Cos., Inc.			38,995	1,266
* Denbury Resources, Inc.			42,400	1,263
* Plains Exploration&Production Co.			27,104	1,223
Frontier Oil Corp.			37,164	1,213
* Helix Energy Solutions Group, Inc.			31,472	1,174
Cabot Oil&Gas Corp.			17,000	1,144
Tidewater Inc.			19,411	1,137
Helmerich&Payne, Inc.			37,090	1,125
Cimarex Energy Co.			29,257	1,083
* Superior Energy Services, Inc.			30,195	1,041
Holly Corp.			17,386	1,031
Pogo Producing Co.			20,826	1,002
* Kinder Morgan Management, LLC			17,681	906
* Todco Class A			21,766	878
* Dresser Rand Group, Inc.			27,322	832
* Oceaneering International, Inc.			19,320	814
* SEACOR Holdings Inc.			8,226	809
* Unit Corp.			15,600	789
* Core Laboratories N.V			9,000	754
* Universal Compression Holdings, Inc.			10,737	727
St. Mary Land&Exploration Co.			19,518	716
* Petrohawk Energy Corp.			53,954	711
* Hanover Compressor Co.			31,274	696
Massey Energy Co.			28,549	685
* Hydrill Co.			7,000	674
* Forest Oil Corp.			19,946	666
* Lone Star Technologies, Inc.			10,071	665
Overseas Shipholding Group Inc.			10,559	661
* TETRA Technologies, Inc.			25,750	636
OMI Corp.			23,300	626
* Quicksilver Resources, Inc.			15,300	608
* Atwood Oceanics, Inc.			10,032	589
*^ Cheniere Energy, Inc.			18,600	579
* Global Industries Ltd.			30,974	567
Foundation Coal Holdings, Inc.			16,300	560
* Oil States International, Inc.			16,590	532
* Whiting Petroleum Corp.			13,024	513
* USEC Inc.			31,130	506
* W-H Energy Services, Inc.			10,800	505
* EXCO Resources, Inc.			29,900	496
Penn Virginia Corp.			6,600	484
World Fuel Services Corp.			9,995	462
* Houston Exploration Co.			8,517	459
* Grey Wolf, Inc.			68,310	458
* Delta Petroleum Corp.			19,834	455
* Swift Energy Co.			10,600	443
* Parker Drilling Co.			45,300	425
* Input/Output, Inc.			30,500	420
* Comstock Resources, Inc.			15,300	419
Berry Petroleum Class A			13,400	411
* Encore Acquisition Co.			16,400	397
* Giant Industries, Inc.			5,200	393
* Atlas America, Inc.			6,366	360
Western Refining, Inc.			9,200	359
* Alpha Natural Resources, Inc.			20,986	328
* Parallel Petroleum Corp.			14,040	322
* Bristow Group, Inc.			8,700	317
* Bill Barrett Corp.			9,667	313
* Rosetta Resources, Inc.			14,800	304
Lufkin Industries, Inc.			5,400	303
* Petroleum Development Corp.			5,591	300
* International Coal Group, Inc.			56,463	296
* Dril-Quip, Inc.			6,800	294
CARBO Ceramics Inc.			6,200	289
* Newpark Resources, Inc.			40,441	285
* Mariner Energy Inc.			13,832	265
W&T Offshore, Inc.			9,097	263
* Stone Energy Corp.			8,840	262
*^ Pacific Ethanol, Inc.			15,280	260
* Energy Partners, Ltd.			13,770	250
* Hornbeck Offshore Services, Inc.			8,700	249
* CNX Gas Corp.			8,743	248
* Complete Production Services, Inc.			12,382	247
* Aventine Renewable Energy Holdings, Inc.			13,300	242
* Carrizo Oil&Gas, Inc.			6,807	238
Crosstex Energy, Inc.			8,046	231
* Gulfmark Offshore, Inc.			5,200	227
General Maritime Corp.			7,800	225
*^ Evergreen Energy, Inc.			32,894	216
* Goodrich Petroleum Corp.			6,414	216
* ATP Oil&Gas Corp.			5,654	213
* Warren Resources Inc.			15,920	207
*^ Hercules Offshore, Inc.			7,672	201
* Trico Marine Services, Inc.			5,268	196
* Enbridge Energy Management LLC			3,495	189
* Arena Resources, Inc.			3,700	185
* Pioneer Drilling Co.			14,508	184
RPC Inc.			11,025	184
*^ Rentech, Inc.			56,600	178
* The Exploration Co. of Delaware, Inc.			15,553	169
* PHI Inc. Non-Voting			5,624	152
* Bois d'Arc Energy, Inc.			11,358	150
* PetroQuest Energy, Inc.			12,400	145
* NATCO Group Inc.			4,200	143
Gulf Island Fabrication, Inc.			5,314	142
* Willbros Group, Inc.			5,900	133
* Harvest Natural Resources, Inc.			13,200	129
* Endeavor International Corp.			61,900	127
*^ Transmeridian Exploration Inc.			40,319	115
* CanArgo Energy Corp			105,700	111
*^ SulphCo, Inc.			32,140	110
* Tri-Valley Corp.			14,400	107
* Toreador Resources Corp.			5,752	104
MarkWest Hydrocarbon, Inc.			1,650	102
* Vaalco Energy, Inc.			19,700	102
Alon USA Energy, Inc.			2,797	101
* FX Energy, Inc.			13,100	99
* Basic Energy Services Inc.			4,081	95
* Double Eagle Petroleum Co.			5,123	92
*^ GeoGlobal Resources Inc.			15,000	92
* Matrix Service Co.			4,400	89
* The Meridian Resource Corp.			36,700	88
* Brigham Exploration Co.			13,179	82
*^ Syntroleum Corp.			26,257	82
* Gasco Energy Inc.			33,046	81
* Horizon Offshore, Inc.			5,500	80
* Dawson Geophysical			1,600	79
* Superior Well Services, Inc.			3,436	79
* McMoRan Exploration Co.			5,597	77
* Bronco Drilling Co., Inc.			4,314	71
* Allis-Chalmers Energy Inc.			4,500	71
* Callon Petroleum Co.			5,161	70
* Edge Petroleum Corp.			5,500	69
* ENGlobal Corp.			11,200	62
* Clayton Williams Energy, Inc.			2,188	62
* Credo Pete Corp.			4,550	62
*^ GMX Resources Inc.			1,900	58
*^ VeraSun Energy Corp.			2,900	58
Arlington Tankers Ltd.			2,200	52
NGP Capital Resources Co.			3,161	50
* Metretek Technologies, Inc.			3,500	47
* Aurora Oil&Gas Corp.			14,192	37
*^ James River Coal Co.			4,588	34
* Gulfport Energy Corp.			2,500	33
* Contango Oil&Gas Co.			1,500	33
Delek US Holdings, Inc.			1,500	29
* Harken Energy Corp.			47,590	22
Barnwell Industries, Inc.			1,000	20
* Westmoreland Coal Co.			1,000	20
* Union Drilling, Inc.			1,400	20
* Abraxas Petroleum Corp.			5,918	19
* Infinity, Inc.			3,200	11
Panhandle Royalty Co.			100	2

				537,802

Financials (12.9%)
Citigroup, Inc.			1,730,175	88,827
Bank of America Corp.			1,581,180	80,672
JPMorgan Chase&Co			1,221,461	59,094
American International Group, Inc.			778,114	52,305
Wells Fargo&Co			1,129,341	38,883
Wachovia Corp.			674,126	37,111
The Goldman Sachs Group, Inc.			134,942	27,883
Morgan Stanley			335,588	26,431
Merrill Lynch&Co., Inc.			294,856	24,081
U.S. Bancorp			626,561	21,911
American Express Co.			381,814	21,534
Fannie Mae			341,702	18,650
MetLife, Inc.			267,835	16,914
Prudential Financial, Inc.			168,034	15,167
Freddie Mac			243,933	14,512
Washington Mutual, Inc.			330,751	13,356
The Travelers Cos., Inc.			243,072	12,584
The Allstate Corp.			209,226	12,566
Lehman Brothers Holdings, Inc.			158,722	11,122
Capital One Financial Corp.			143,980	10,865
The Bank of New York Co., Inc.			264,728	10,735
The Hartford Financial Services Group Inc.			111,770	10,683
SunTrust Banks, Inc.			118,527	9,843
* Berkshire Hathaway Inc. Class A			89	9,700
Regions Financial Corp.			257,239	9,099
PNC Financial Services Group			121,843	8,769
Simon Property Group, Inc. REIT			77,947	8,672
AFLAC Inc.			174,376	8,206
BB&T Corp.			190,683	7,822
State Street Corp.			116,929	7,571
National City Corp.			202,660	7,549
Franklin Resources Corp.			62,432	7,544
The Chubb Corp.			145,089	7,497
Countrywide Financial Corp.			218,749	7,359
Charles Schwab Corp.			380,294	6,956
Fifth Third Bancorp			176,951	6,846
Lincoln National Corp.			98,120	6,652
ACE Ltd.			114,860	6,554
The Chicago Mercantile Exchange			12,271	6,534
* Berkshire Hathaway Inc. Class B			1,744	6,348
Mellon Financial Corp.			145,115	6,260
Loews Corp.			135,760	6,168
Bear Stearns Co., Inc.			39,304	5,909
SLM Corp.			143,929	5,887
Vornado Realty Trust REIT			48,099	5,740
The Principal Financial Group, Inc.			95,013	5,688
ProLogis REIT			87,249	5,665
Progressive Corp. of Ohio			257,246	5,613
Genworth Financial Inc.			159,432	5,571
Marsh&McLennan Cos., Inc.			184,549	5,405
KeyCorp			141,617	5,306
Moody's Corp.			83,923	5,208
Equity Residential REIT			102,954	4,965
General Growth Properties Inc. REIT			76,708	4,953
Host Hotels&Resorts Inc. REIT			180,669	4,753
Boston Properties, Inc. REIT			39,081	4,588
XL Capital Ltd. Class A			63,601	4,450
Ameriprise Financial, Inc.			76,991	4,399
Public Storage, Inc. REIT			45,045	4,264
Archstone-Smith Trust REIT			76,989	4,179
T. Rowe Price Group Inc.			88,215	4,163
*^ NYSE Group Inc.			44,273	4,151
Legg Mason Inc.			44,037	4,149
Northern Trust Corp.			65,358	3,931
Kimco Realty Corp. REIT			79,467	3,873
Aon Corp.			99,364	3,772
Marshall&Ilsley Corp.			81,122	3,757
CIT Group Inc.			69,914	3,700
Avalonbay Communities, Inc. REIT			27,755	3,608
Sovereign Bancorp, Inc.			133,380	3,393
Comerica, Inc.			56,939	3,366
Ambac Financial Group, Inc.			37,371	3,228
* E*TRADE Financial Corp.			150,475	3,193
MBIA, Inc.			47,656	3,121
Zions Bancorp			35,807	3,026
Compass Bancshares Inc.			43,612	3,001
Synovus Financial Corp.			91,758	2,967
SL Green Realty Corp. REIT			20,645	2,832
Unum Group			120,709	2,780
Safeco Corp.			40,846	2,713
M&T Bank Corp.			23,423	2,713
Hudson City Bancorp, Inc.			189,687	2,595
Health Care Properties Investors REIT			70,858	2,553
Plum Creek Timber Co. Inc. REIT			62,889	2,479
Cincinnati Financial Corp.			58,165	2,466
American Capital Strategies, Ltd.			55,216	2,447
Developers Diversified Realty Corp. REIT			38,507	2,422
* CBOT Holdings, Inc. Class A			13,102	2,378
The Macerich Co. REIT			25,385	2,345
* CB Richard Ellis Group, Inc.			67,606	2,311
Torchmark Corp.			34,663	2,274
* Realogy Corp.			75,583	2,238
Everest Re Group, Ltd.			23,000	2,212
Commerce Bancorp, Inc.			62,874	2,099
iStar Financial Inc. REIT			44,228	2,071
Duke Realty Corp. REIT			47,627	2,070
AMB Property Corp. REIT			34,946	2,054
Regency Centers Corp. REIT			24,305	2,031
Assurant, Inc.			37,642	2,019
Apartment Investment&Management Co. Class A REIT			34,289	1,978
W.R. Berkley Corp.			57,729	1,912
A.G. Edwards&Sons, Inc.			26,857	1,858
Federal Realty Investment Trust REIT			19,628	1,779
Fidelity National Financial, Inc. Class A			73,185	1,757
MGIC Investment Corp.			29,717	1,751
Huntington Bancshares Inc.			79,919	1,746
First Horizon National Corp.			41,738	1,733
Old Republic International Corp.			77,233	1,708
New York Community Bancorp, Inc.			96,543	1,698
Leucadia National Corp.			57,388	1,688
Axis Capital Holdings Ltd.			48,400	1,639
* IntercontinentalExchange Inc.			13,200	1,613
* TD Ameritrade Holding Corp.			107,832	1,605
* Markel Corp.			3,260	1,581
Radian Group, Inc.			28,553	1,567
Liberty Property Trust REIT			32,135	1,566
Popular, Inc.			93,509	1,549
Hospitality Properties Trust REIT			32,945	1,542
^ Allied Capital Corp.			53,220	1,533
Janus Capital Group Inc.			72,739	1,521
Eaton Vance Corp.			42,653	1,520
Forest City Enterprise Class A			22,968	1,520
White Mountains Insurance Group Inc.			2,671	1,513
First American Corp.			29,007	1,471
UDR, Inc. REIT			47,780	1,463
Associated Banc-Corp			42,957	1,443
Camden Property Trust REIT			19,980	1,405
Annaly Mortgage Management Inc. REIT			90,462	1,400
Ventas, Inc. REIT			33,035	1,392
PartnerRe Ltd.			20,176	1,383
SEI Investments Co.			22,704	1,367
Investors Financial Services Corp.			23,292	1,354
Weingarten Realty Investors REIT			28,434	1,352
Jones Lang LaSalle Inc.			12,911	1,346
Nuveen Investments, Inc. Class A			28,019	1,325
^ The St. Joe Co.			24,909	1,303
TD Banknorth, Inc.			40,312	1,296
The PMI Group Inc.			28,100	1,271
UnionBanCal Corp.			19,844	1,259
New Plan Excel Realty Trust REIT			36,912	1,219
HCC Insurance Holdings, Inc.			39,489	1,216
Colonial BancGroup, Inc.			49,043	1,214
RenaissanceRe Holdings Ltd.			24,200	1,213
Rayonier Inc. REIT			27,030	1,162
* Affiliated Managers Group, Inc.			10,663	1,155
BRE Properties Inc. Class A REIT			18,090	1,142
Brown&Brown, Inc.			42,116	1,138
Mack-Cali Realty Corp. REIT			23,889	1,138
Health Care Inc. REIT			25,586	1,123
TCF Financial Corp.			41,843	1,103
Federated Investors, Inc.			29,725	1,092
Taubman Co. REIT			18,700	1,084
* Arch Capital Group Ltd.			15,840	1,080
Brandywine Realty Trust REIT			31,987	1,069
City National Corp.			14,503	1,067
Thornburg Mortgage, Inc. REIT			40,209	1,045
Protective Life Corp.			23,660	1,042
CapitalSource Inc. REIT			41,252	1,037
Alexandria Real Estate Equities, Inc. REIT			10,328	1,037
Nationwide Financial Services, Inc.			19,175	1,033
Jefferies Group, Inc.			35,628	1,031
Essex Property Trust, Inc. REIT			7,828	1,014
Commerce Bancshares, Inc.			20,952	1,012
Cullen/Frost Bankers, Inc.			19,146	1,002
Sky Financial Group, Inc.			37,112	997
Realty Income Corp. REIT			35,306	996
Valley National Bancorp			39,180	989
* Nasdaq Stock Market Inc.			33,477	985
Raymond James Financial, Inc.			33,080	984
CBL&Associates Properties, Inc. REIT			21,888	981
Arthur J. Gallagher&Co			34,601	980
Wilmington Trust Corp.			23,141	976
Erie Indemnity Co. Class A			18,366	969
* AmeriCredit Corp.			41,973	960
StanCorp Financial Group, Inc.			19,398	954
Webster Financial Corp.			19,780	950
Nationwide Health Properties, Inc. REIT			30,037	939
* Philadelphia Consolidated Holding Corp.			21,287	936
Bank of Hawaii Corp.			17,573	932
* Conseco, Inc.			53,550	926
HRPT Properties Trust REIT			74,153	912
Fulton Financial Corp.			61,447	893
People's Bank			19,929	885
Kilroy Realty Corp. REIT			11,500	848
Astoria Financial Corp.			31,595	840
The Hanover Insurance Group Inc.			18,143	837
^ IndyMac Bancorp, Inc.			25,271	810
Unitrin, Inc.			16,951	798
American Financial Group, Inc.			23,080	786
KKR Financial Corp. REIT			28,451	780
Apollo Investment Corp.			35,474	759
The First Marblehead Corp.			16,762	752
First Industrial Realty Trust REIT			15,964	723
Washington Federal Inc.			30,765	722
East West Bancorp, Inc.			19,424	714
Senior Housing Properties Trust REIT			29,854	714
Colonial Properties Trust REIT			15,614	713
Endurance Specialty Holdings Ltd.			19,900	711
Post Properties, Inc. REIT			15,454	707
Waddell&Reed Financial, Inc.			30,187	704
* Alleghany Corp.			1,868	698
Aspen Insurance Holdings Ltd.			26,530	695
Digital Realty Trust, Inc. REIT			17,400	694
Crescent Real Estate, Inc. REIT			34,593	694
Platinum Underwriters Holdings, Ltd.			21,300	683
Whitney Holdings Corp.			22,058	675
Highwood Properties, Inc. REIT			17,055	674
LaSalle Hotel Properties REIT			14,260	661
Corporate Office Properties Trust, Inc. REIT			14,442	660
Montpelier Re Holdings Ltd.			37,908	657
Ohio Casualty Corp.			21,862	655
First Midwest Bancorp, Inc.			17,754	652
UCBH Holdings, Inc.			35,021	652
International Securities Exchange, Inc.			13,116	640
Potlatch Corp. REIT			13,888	636
Reinsurance Group of America, Inc.			10,987	634
Healthcare Realty Trust Inc. REIT			16,997	634
The South Financial Group, Inc.			25,434	629
Delphi Financial Group, Inc.			15,514	624
Home Properties, Inc. REIT			11,789	623
Strategic Hotels and Resorts, Inc. REIT			27,000	617
Transatlantic Holdings, Inc.			9,470	617
BancorpSouth, Inc.			25,221	617
BioMed Realty Trust, Inc. REIT			23,400	615
* Investment Technology Group, Inc.			15,637	613
Citizens Banking Corp.			27,062	600
* SVB Financial Group			12,324	599
FirstMerit Corp.			28,360	599
DiamondRock Hospitality Co. REIT			31,460	598
National Financial Partners Corp.			12,725	597
Washington REIT			15,877	594
NewAlliance Bancshares, Inc.			36,481	591
Spirit Finance Corp. REIT			38,465	573
Hilb, Rogal and Hamilton Co.			11,500	564
Entertainment Properties Trust REIT			9,334	562
Zenith National Insurance Corp.			11,853	560
Cathay General Bancorp			16,430	558
* Knight Capital Group, Inc. Class A			35,168	557
Sunstone Hotel Investors, Inc. REIT			20,375	555
Pennsylvania REIT			12,449	552
National Retail Properties REIT			22,598	547
Commerce Group, Inc.			18,100	544
Sterling Financial Corp.			17,408	543
* ProAssurance Corp.			10,600	542
FelCor Lodging Trust, Inc. REIT			20,868	542
Westamerica Bancorporation			11,218	540
The Phoenix Cos., Inc.			38,330	532
Umpqua Holdings Corp.			19,688	527
First Community Bancorp			9,291	525
First Republic Bank			9,750	524
IPC Holdings Ltd.			18,100	522
Selective Insurance Group			20,500	522
First Niagara Financial Group, Inc.			37,421	521
Longview Fibre Co. REIT			21,109	520
Mercury General Corp.			9,755	517
Pacific Capital Bancorp			16,002	514
Assured Guaranty Ltd.			18,600	508
Lexington Realty Trust REIT			23,393	494
UMB Financial Corp.			12,921	488
Greater Bay Bancorp			18,007	484
Newcastle Investment Corp. REIT			17,231	478
Downey Financial Corp.			7,386	477
Maguire Properties, Inc. REIT			13,400	477
Trustmark Corp.			16,903	474
Chittenden Corp.			15,627	472
International Bancshares Corp.			15,837	470
American Financial Realty Trust REIT			46,500	469
Mid-America Apartment Communities, Inc. REIT			8,233	463
^ American Home Mortgage Investment Corp. REIT			17,106	462
Redwood Trust, Inc. REIT			8,826	461
PS Business Parks, Inc. REIT			6,502	459
* Piper Jaffray Cos., Inc.			7,310	453
Cousins Properties, Inc. REIT			13,778	453
Tanger Factory Outlet Centers, Inc. REIT			11,178	451
United Bankshares, Inc.			12,625	442
LandAmerica Financial Group, Inc.			5,945	439
Prosperity Bancshares, Inc.			12,600	438
Cash America International Inc.			10,587	434
EastGroup Properties, Inc. REIT			8,500	434
Equity Lifestyle Properties, Inc. REIT			7,950	429
Inland Real Estate Corp. REIT			22,954	421
R.L.I. Corp.			7,630	419
MAF Bancorp, Inc.			10,076	417
* Argonaut Group, Inc.			12,729	412
BOK Financial Corp.			8,312	412
Extra Space Storage Inc. REIT			21,479	407
MCG Capital Corp.			21,000	394
Old National Bancorp			21,424	389
Susquehanna Bancshares, Inc.			16,694	387
* Signature Bank			11,831	385
Provident Bankshares Corp.			11,702	385
Highland Hospitality Corp. REIT			21,600	384
Provident Financial Services Inc.			22,026	384
F.N.B. Corp.			22,681	382
Hancock Holding Co.			8,655	381
First BanCorp Puerto Rico			28,300	375
United Community Banks, Inc.			11,400	374
First Citizens BancShares Class A			1,859	374
RAIT Financial Trust REIT			13,355	373
Park National Corp.			3,930	371
Central Pacific Financial Co.			10,003	366
Ares Capital Corp.			20,037	364
Wintrust Financial Corp.			8,132	363
Equity One, Inc. REIT			13,683	363
Max Re Capital Ltd.			14,200	362
Sovran Self Storage, Inc. REIT			6,500	360
* USI Holdings Corp.			21,219	358
Omega Healthcare Investors, Inc. REIT			20,766	356
Frontier Financial Corp.			14,250	356
Glacier Bancorp, Inc.			14,578	350
* First Federal Financial Corp.			6,132	348
Horace Mann Educators Corp.			16,785	345
Odyssey Re Holdings Corp.			8,450	332
Infinity Property&Casualty Corp.			6,941	325
Alabama National BanCorporation			4,500	319
MB Financial, Inc.			8,762	316
* GFI Group Inc.			4,642	316
* Move, Inc.			56,701	314
Friedman, Billings, Ramsey Group, Inc. REIT			56,688	313
First Commonwealth Financial Corp.			26,533	312
U-Store-It Trust REIT			15,495	312
Municipal Mortgage&Equity, L.L.C			10,900	311
Greenhill&Co., Inc.			5,000	307
Glimcher Realty Trust REIT			11,234	304
TrustCo Bank NY			31,159	299
City Holding Co.			7,327	296
Franklin Street Properties Corp. REIT			15,387	295
optionsXpress Holdings Inc.			12,467	293
* World Acceptance Corp.			7,337	293
Advanta Corp. Class A			7,263	291
Brookline Bancorp, Inc.			22,889	290
NBT Bancorp, Inc.			12,353	289
Boston Private Financial Holdings, Inc.			10,263	287
Bank Mutual Corp.			24,611	280
Saul Centers, Inc. REIT			4,843	276
Mid-State Bancshares			7,500	275
Equity Inns, Inc. REIT			16,600	272
PrivateBancorp, Inc.			7,402	271
PFF Bancorp, Inc.			8,909	270
Amcore Financial, Inc.			8,400	267
National Health Investors REIT			8,500	266
Chemical Financial Corp.			8,921	266
NorthStar Realty Finance Corp. REIT			17,158	261
National Penn Bancshares Inc.			13,757	260
Community Bank System, Inc.			12,400	259
Capitol Federal Financial			6,744	255
S&T Bancorp, Inc.			7,676	254
Student Loan Corp.			1,350	251
Ramco-Gershenson Properties Trust REIT			7,010	250
First Charter Corp.			11,600	249
Sterling Bancshares, Inc.			21,750	243
CVB Financial Corp.			20,375	242
* Investors Bancorp, Inc.			16,746	242
Hanmi Financial Corp.			12,669	241
Stewart Information Services Corp.			5,720	239
Parkway Properties Inc. REIT			4,569	239
^ ASTA Funding, Inc.			5,500	237
Acadia Realty Trust REIT			9,000	235
Capital Trust Class A REIT			5,099	232
* Universal American Financial Corp.			11,957	232
Anthracite Capital Inc. REIT			19,300	232
* EZCORP, Inc.			15,438	227
* Centennial Bank Holdings Inc.			26,091	226
Northwest Bancorp, Inc.			8,313	225
Innkeepers USA Trust REIT			13,700	223
Fremont General Corp.			32,007	222
American Campus Communities, Inc. REIT			7,300	221
Financial Federal Corp.			8,400	221
Arbor Realty Trust, Inc. REIT			7,200	219
Investors Real Estate Trust REIT			20,624	218
Alfa Corp.			11,801	218
First Financial Bankshares, Inc.			5,210	218
United Fire&Casualty Co.			6,201	218
Advance America, Cash Advance Centers, Inc.			14,059	216
Ashford Hospitality Trust REIT			17,965	215
* Texas Capital Bancshares, Inc.			10,457	214
Getty Realty Holding Corp. REIT			7,427	213
* Ocwen Financial Corp.			16,500	212
* Nexcen Brands, Inc.			21,392	212
* LaBranche&Co. Inc.			25,999	212
Community Banks, Inc.			8,882	212
Westbanco Inc.			6,851	211
American Equity Investment Life Holding Co.			16,100	211
LTC Properties, Inc. REIT			8,100	210
* First Cash Financial Services, Inc.			9,400	209
MFA Mortgage Investments, Inc. REIT			27,000	208
FBL Financial Group, Inc. Class A			5,283	207
BankUnited Financial Corp.			9,685	205
* Navigators Group, Inc.			4,093	205
Community Trust Bancorp Inc.			5,623	204
Provident New York Bancorp, Inc.			14,330	203
Winston Hotels, Inc. REIT			13,300	200
Medical Properties Trust Inc. REIT			13,586	200
Harleysville National Corp.			11,016	196
SWS Group, Inc.			7,821	194
W Holding Co., Inc.			38,755	194
*^ CompuCredit Corp.			6,159	192
* CNA Surety Corp.			9,110	192
* Dollar Financial Corp.			7,500	190
First Potomac REIT			6,595	188
Cedar Shopping Centers, Inc. REIT			11,600	188
* Franklin Bank Corp.			10,515	188
^ Corus Bankshares Inc.			10,980	187
Cascade Bancorp			7,181	186
* PXRE Group Ltd.			38,640	185
National Western Life Insurance Co. Class A			757	185
* Pinnacle Financial Partners, Inc.			6,068	185
* Western Alliance Bancorp			5,940	184
Anchor Bancorp Wisconsin Inc.			6,479	184
Independent Bank Corp. (MI)			9,005	183
Calamos Asset Management, Inc.			8,204	183
BankFinancial Corp.			11,240	183
* Triad Guaranty, Inc.			4,400	182
West Coast Bancorp			5,697	182
Cohen&Steers, Inc.			4,200	181
* The Bancorp Inc.			6,958	181
Midland Co.			4,236	180
* Portfolio Recovery Associates, Inc.			4,000	179
First Financial Bancorp			11,782	178
Sun Communities, Inc. REIT			5,726	178
21st Century Insurance Group			8,370	177
Tower Group, Inc.			5,500	177
Placer Sierra Bancshares			6,500	176
Partners Trust Financial Group, Inc.			15,296	175
Independent Bank Corp. (MA)			5,300	175
Sterling Financial Corp. (PA)			7,818	174
Sandy Spring Bancorp, Inc.			5,000	173
* Seabright Insurance Holdings, Inc.			9,400	173
Deerfield Triarc Capital Corp. REIT			11,524	173
Bank of the Ozarks, Inc.			5,908	170
Integra Bank Corp.			7,550	168
Gramercy Capital Corp. REIT			5,483	168
BankAtlantic Bancorp, Inc. Class A			15,335	168
TierOne Corp.			6,016	163
Kite Realty Group Trust REIT			8,123	162
IBERIABANK Corp.			2,900	161
Dime Community Bancshares			12,112	160
Columbia Banking System, Inc.			4,734	160
* United America Indemnity, Ltd.			6,800	158
* Virginia Commerce Bancorp, Inc.			7,246	157
KNBT Bancorp Inc.			10,617	156
* Meadowbrook Insurance Group, Inc.			14,226	156
* American Physicians Capital, Inc.			3,900	156
Simmons First National Corp.			5,137	154
* Tejon Ranch Co.			3,200	151
First Financial Corp. (IN)			4,881	151
Nara Bancorp, Inc.			8,589	150
* Citizens, Inc.			20,569	150
State Auto Financial Corp.			4,617	148
WSFS Financial Corp.			2,300	148
First Busey Corp.			6,911	148
* FPIC Insurance Group, Inc.			3,300	147
Capitol Bancorp Ltd.			3,990	147
Heritage Commerce Corp.			5,700	145
* Tradestation Group Inc.			11,517	145
U.S.B. Holding Co., Inc.			6,327	144
* Stifel Financial Corp.			3,200	142
TriCo Bancshares			5,978	141
^ Impac Mortgage Holdings, Inc. REIT			28,200	141
Pennfed Financial Services, Inc.			6,448	140
First Financial Holdings, Inc.			4,035	140
* Sun Bancorp, Inc. (NJ)			7,510	140
Nelnet, Inc.			5,800	139
Hersha Hospitality Trust REIT			11,800	139
North Valley Bancorp			5,518	139
Capital Southwest Corp.			901	138
Old Second Bancorp, Inc.			5,015	137
Southwest Bancorp, Inc.			5,344	137
* Affordable Residential Communities			11,238	136
Virginia Financial Group, Inc.			5,250	136
Renasant Corp.			5,505	136
Wilshire Bancorp Inc.			8,250	135
First State Bancorporation			5,968	135
Coastal Financial Corp.			8,603	134
Anworth Mortgage Asset Corp. REIT			13,762	134
Southside Bancshares, Inc.			5,868	134
^ First South Bancorp, Inc.			4,352	134
Presidential Life Corp.			6,700	132
Flagstar Bancorp, Inc.			11,054	132
Safety Insurance Group, Inc.			3,289	132
* Stratus Properties Inc.			3,904	131
Government Properties Trust, Inc. REIT			12,220	131
First Merchants Corp.			5,502	131
GMH Communities Trust REIT			12,909	129
Banner Corp.			3,100	129
Universal Health Realty Income REIT			3,600	129
Consolidated-Tomoka Land Co.			1,700	128
Capital City Bank Group, Inc.			3,850	128
* Superior Bancorp			11,858	128
First Source Corp.			4,893	128
* PICO Holdings, Inc.			2,996	128
Harleysville Group, Inc.			3,917	127
Mission West Properties Inc. REIT			8,800	127
AmericanWest Bancorporation			5,896	127
First Bancorp (NC)			5,917	127
Resource America, Inc.			5,286	125
Capital Lease Funding, Inc. REIT			11,600	124
Peapack Gladstone Financial Corp.			4,063	124
Peoples Bancorp, Inc.			4,682	124
Omega Financial Corp.			4,300	123
Republic Bancorp, Inc. Class A			5,373	121
Macatawa Bank Corp.			6,547	120
Washington Trust Bancorp, Inc.			4,493	120
Abington Community Bankcorp, Inc.			6,052	120
PremierWest Bancorp			8,890	120
First Community Bancshares, Inc.			3,079	120
Bank of Granite Corp.			6,687	120
Clifton Savings Bancorp, Inc.			10,022	120
Mainsource Financial Group, Inc.			6,981	119
* Doral Financial Corp.			71,961	118
Provident Financial Holdings, Inc.			4,232	116
Cardinal Financial Corp.			11,648	116
Suffolk Bancorp			3,600	116
* MarketAxess Holdings, Inc.			6,928	116
Direct General Corp.			5,426	115
Bristol West Holdings, Inc.			5,200	115
Lakeland Bancorp, Inc.			8,452	115
* United PanAm Financial Corp.			9,092	114
Urstadt Biddle Properties Class A REIT			5,766	113
First Place Financial Corp.			5,236	112
Taylor Capital Group, Inc.			3,200	112
Irwin Financial Corp.			5,987	112
Luminent Mortgage Capital, Inc. REIT			12,400	111
First Indiana Corp.			5,007	109
Yardville National Bancorp			3,002	109
Alesco Financial, Inc. REIT			12,500	109
ITLA Capital Corp.			2,061	107
BancTrust Financial Group, Inc.			5,033	106
Gladstone Commercial Corp. REIT			5,300	106
Oriental Financial Group Inc.			8,981	106
Sterling Bancorp			5,785	105
FNB Financial Services Corp.			6,790	104
JER Investors Trust Inc. REIT			5,472	104
Seacoast Banking Corp. of Florida			4,564	103
State Bancorp, Inc.			5,243	103
Agree Realty Corp. REIT			3,000	102
Great Southern Bancorp, Inc.			3,476	102
Eastern Virginia Bankshares, Inc.			4,460	102
* PMA Capital Corp. Class A			10,712	101
Tompkins Trustco, Inc.			2,390	100
Flushing Financial Corp.			6,052	98
NYMAGIC, Inc.			2,400	98
Heartland Financial USA, Inc.			3,655	98
TIB Financial Corp.			6,514	98
BancFirst Corp.			2,100	97
Union Bankshares Corp.			3,750	97
Center Financial Corp.			4,915	97
Capstead Mortgage Corp. REIT			9,712	97
* Wauwatosa Holdings, Inc.			5,541	97
Univest Corp. of Pennsylvania			3,905	97
National Health Realty Inc. REIT			4,100	96
One Liberty Properties, Inc. REIT			4,200	96
City Bank Lynnwood (WA)			2,965	95
CoBiz Inc.			4,773	95
CFS Bancorp, Inc.			6,300	94
Massbank Corp.			2,871	94
*^ Accredited Home Lenders Holding Co.			10,143	94
Greater Community Bancorp			5,400	94
UMH Properties, Inc. REIT			6,159	94
* Republic First Bancorp, Inc.			7,190	93
* Pacific Mercantile Bancorp			6,491	92
* First Regional Bancorp			3,100	92
Winthrop Realty Trust Inc. REIT			13,798	91
Gamco Investors Inc. Class A			2,093	91
Atlantic Coast Federal Corp.			4,745	91
Education Realty Trust, Inc. REIT			6,121	90
German American Bancorp			6,797	90
Heritage Financial Corp.			3,576	89
Midwest Banc Holdings, Inc.			5,040	89
HMN Financial, Inc.			2,621	89
* Ameriserv Financial Inc.			18,587	89
Horizon Financial Corp.			3,993	88
* Asset Acceptance Capital Corp.			5,694	88
Advanta Corp. Class B			2,000	88
SCBT Financial Corp.			2,418	88
Arrow Financial Corp.			3,905	87
* Consumer Portfolio Services, Inc.			14,200	87
Royal Bancshares of Pennsylvania, Inc.			3,660	87
Capital Corp. of the West			3,272	87
* Intervest Bancshares Corp.			2,948	85
Farmers Capital Bank Corp.			2,861	84
Comm Bancorp, Inc.			1,686	84
Willow Grove Bancorp, Inc.			6,426	83
Thomas Properties Group, Inc.			5,320	83
Associated Estates Realty Corp. REIT			5,808	82
Lakeland Financial Corp.			3,598	82
* Community Bancorp			2,650	81
Merchants Bancshares, Inc.			3,511	80
* Harris&Harris Group, Inc.			6,200	80
Camden National Corp.			1,840	80
* First Mariner Bancorp, Inc.			5,242	80
S.Y. Bancorp, Inc.			3,189	79
Enstar Group Ltd.			800	79
Wainwright Bank&Trust Co.			6,174	79
Mercantile Bank Corp.			2,425	79
Bryn Mawr Bank Corp.			3,402	79
Pulaski Financial Corp.			5,046	79
FNB Corp. (NC)			4,656	78
Rainier Pacific Financial Group Inc.			3,925	78
Sanders Morris Harris Group Inc.			7,301	78
Capital Bank Corp.			4,502	78
Camco Financial Corp.			6,005	77
^ Novastar Financial, Inc. REIT			15,100	76
Greene County Bancshares			2,225	75
FNB Corp. (VA)			2,060	74
* Primus Guaranty, Ltd.			5,967	73
Financial Institutions, Inc.			3,651	73
Medallion Financial Corp.			6,380	73
First M&F Corp.			3,952	73
HomeBanc Corp. REIT			20,800	73
MVC Capital, Inc.			4,600	72
* Penson Worldwide, Inc.			2,362	71
* United Capital Corp.			2,064	70
Resource Capital Corp. REIT			4,300	69
First Federal Bancshares of Arkansas, Inc.			2,933	69
^ Gladstone Capital Corp.			2,919	69
Federal Agricultural Mortgage Corp. Class A			3,500	69
* Encore Capital Group, Inc.			6,923	69
HF Financial Corp.			3,644	67
Jefferson Bancshares, Inc.			5,200	66
LSB Corp.			4,028	66
United Community Financial Corp.			5,993	66
Security Bank Corp.			3,272	66
Baldwin&Lyons, Inc. Class B			2,573	65
* Great Lakes Bancorp, Inc.			5,407	65
PMC Commercial Trust REIT			4,300	63
Colony Bankcorp, Inc.			3,062	63
Gladstone Investment Corp.			4,218	63
Citizens 1st Bancorp, Inc.			2,748	63
West Bancorporation			4,121	62
^ U.S. Global Investors, Inc. Class A			2,400	62
Preferred Bank, Los Angeles			1,573	62
Kearny Financial Corp.			4,284	62
* Temecula Valley Bancorp, Inc.			2,863	61
Scottish Re Group Ltd.			15,100	61
* Quanta Capital Holdings Ltd.			28,865	60
* Amerisafe Inc.			3,200	60
American Land Lease, Inc. REIT			2,400	60
OceanFirst Financial Corp.			3,436	60
Ameris Bancorp			2,421	59
Citizens&Northern Corp.			2,870	59
Berkshire Hills Bancorp, Inc.			1,741	59
MutualFirst Financial Inc.			2,926	58
EMC Insurance Group, Inc.			2,195	57
Independence Holding Co.			2,602	56
Northrim Bancorp Inc.			1,890	56
Technology Investment Capital Corp.			3,270	55
Unity Bancorp, Inc.			4,599	55
* Ampal-American Israel Corp.			12,344	54
American Mortgage Acceptance Co. REIT			6,015	54
* Clayton Holdings, Inc.			3,500	54
Vineyard National Bancorp Co.			2,300	53
* Ladenburg Thalmann Financial Services, Inc.			19,800	53
Exchange National Bancshares, Inc.			1,461	53
* Credit Acceptance Corp.			1,900	52
Hercules Technology Growth Capital, Inc.			3,600	49
Ames National Corp.			2,315	49
Westfield Financial, Inc.			4,581	49
Fieldstone Investment Corp. REIT			15,980	49
^ W.P. Stewart&Co., Ltd.			4,800	48
* Marlin Business Services Inc.			2,196	48
Republic Property Trust REIT			4,100	47
* Newtek Business Services, Inc.			22,635	46
First Defiance Financial Corp.			1,600	46
* Thomas Weisel Partners Group, Inc.			2,400	46
American National Bankshares Inc.			1,983	45
BCSB Bankcorp, Inc.			3,006	45
Center Bancorp, Inc.			2,900	45
Enterprise Financial Services Corp.			1,585	44
Columbia Bancorp (OR)			1,800	43
Smithtown Bancorp, Inc.			1,654	43
MBT Financial Corp.			3,330	43
Investors Title Co.			812	41
* Penn Treaty American Corp.			6,755	41
Opteum Inc. REIT			8,621	39
* First Acceptance Corp.			3,700	39
Century Bancorp, Inc. Class A			1,440	39
United Security Bancshares, Inc.			1,292	38
James River Group Inc.			1,200	38
ProCentury Corp.			1,600	37
GB&T Bancshares, Inc.			2,045	37
Codorus Valley Bancorp, Inc.			1,903	36
Patriot Capital Funding Inc.			2,500	36
TF Financial Corp.			1,161	35
Westwood Holdings Group, Inc.			1,500	35
PAB Bankshares, Inc.			1,900	34
NetBank, Inc.			15,222	34
Oak Hill Financial, Inc.			1,356	33
Penns Woods Bancorp, Inc.			864	30
* KMG America Corp.			6,538	30
BRT Realty Trust REIT			1,000	30
* SCPIE Holdings Inc.			1,300	30
Wayne Savings Bancshares, Inc.			2,079	29
HopFed Bancorp, Inc.			1,815	29
Commercial Bankshares, Inc.			584	29
Citizens South Banking Corp.			2,237	28
* Rewards Network Inc.			5,200	28
Charter Financial Corp.			574	28
New York Mortgage Trust, Inc. REIT			10,700	27
Home Bancshares Inc.			1,216	27
QC Holdings Inc.			2,008	27
National Bankshares, Inc.			1,098	26
K-Fed Bancorp			1,336	25
ECC Capital Corp. REIT			57,635	23
First Security Group Inc.			2,000	23
Ameriana Bancorp			1,926	22
Donegal Group Inc. Class A			1,200	20
Compass Diversified Trust			1,200	20
Landmark Bancorp Inc.			714	20
Shore Bancshares, Inc.			750	20
LSB Bancshares, Inc.			1,318	19
* First Keystone Financial, Inc.			958	19
* American Independence Corp.			1,770	19
* Wellsford Real Properties Inc.			2,356	18
Meta Financial Group, Inc.			554	17
Crawford&Co. Class B			2,850	17
Cadence Financial Corp.			800	16
America First Apartment Investors, Inc. REIT			777	16
* HouseValues, Inc.			3,100	16
Eagle Hospitality Properties Trust Inc. REIT			1,300	14
^ United Security Bancshares (CA)			716	14
Team Financial, Inc.			820	12
* Specialty Underwriters' Alliance, Inc.			1,400	11
Centerstate Banks of Florida			600	11
Hanover Capital Mortgage Holdings, Inc. REIT			2,100	9
Alliance Bancorp, Inc. of Pennsylvania			963	9
Affirmative Insurance Holdings, Inc.			500	9
Sierra Bancorp			300	8
Vestin Realty Mortgage II, Inc. REIT			1,600	8
Origen Financial, Inc. REIT			1,000	7
Cascade Financial Corp.			375	7
* ZipRealty, Inc.			900	6
Lincoln Bancorp			300	6
Fidelity Southern Corp.			300	6
* AMV Liquidating Trust			13,300	5
Delta Financial Corp.			600	5
Habersham Bancorp			200	5
Eagle Bancorp, Inc.			260	4
Southern Community Financial Corp.			400	4
Yadkin Valley Bank and Trust Co.			200	4
First National Lincoln Corp.			200	3
Synergy Financial Group, Inc.			200	3
Princeton National Bancorp, Inc.			99	3
Federal Agricultural Mortgage Corp. Class C			100	3
Desert Community Bank			128	2
Community Capital Corp.			100	2
* Horizon Group Properties, Inc. REIT			270	2
Pacific Continental Corp.			100	2
Monmouth Real Estate Investment Corp. REIT			200	2
Feldman Mall Properties, Inc. REIT			100	1
* Dynex Capital, Inc. REIT			100	1
East Penn Financial Corp.			100	1
* EBS Litigation LLC			6,856	—
* Vesta Insurance Group, Inc.			4,693	—

				1,212,250

Health Care (7.0%)
Pfizer Inc.			2,538,837	64,131
Johnson&Johnson			1,020,869	61,518
Merck&Co., Inc.			764,472	33,767
Abbott Laboratories			540,523	30,161
UnitedHealth Group Inc.			474,326	25,125
Wyeth			474,336	23,731
* Amgen, Inc.			410,782	22,954
Medtronic, Inc.			405,491	19,893
Eli Lilly&Co			358,689	19,265
Bristol-Myers Squibb Co.			692,626	19,227
* WellPoint Inc.			218,489	17,720
* Genentech, Inc.			167,172	13,728
Schering-Plough Corp.			522,285	13,324
* Gilead Sciences, Inc.			162,104	12,401
Baxter International, Inc.			230,481	12,140
Cardinal Health, Inc.			142,654	10,407
Aetna Inc.			183,874	8,052
* Medco Health Solutions, Inc.			103,374	7,498
* Zimmer Holdings, Inc.			84,213	7,193
* Celgene Corp.			131,187	6,882
* Thermo Fisher Scientific, Inc.			143,692	6,718
Stryker Corp.			100,436	6,661
Becton, Dickinson&Co			86,225	6,630
* Boston Scientific Corp.			441,501	6,419
Allergan, Inc.			53,398	5,918
McKesson Corp.			99,737	5,839
* Forest Laboratories, Inc.			111,670	5,744
* Genzyme Corp.			92,588	5,557
* Biogen Idec Inc.			120,072	5,329
CIGNA Corp.			36,179	5,161
* St. Jude Medical, Inc.			124,663	4,689
AmerisourceBergen Corp.			71,126	3,752
Biomet, Inc.			82,013	3,485
* Humana Inc.			58,563	3,398
* Express Scripts Inc.			41,050	3,314
* Laboratory Corp. of America Holdings			44,337	3,220
* Coventry Health Care Inc.			56,174	3,149
* MedImmune Inc.			84,562	3,077
Quest Diagnostics, Inc.			58,880	2,936
C.R. Bard, Inc.			36,392	2,894
* Health Net Inc.			41,199	2,217
* Varian Medical Systems, Inc.			45,915	2,190
* Hospira, Inc.			52,233	2,136
IMS Health, Inc.			70,699	2,097
* Waters Corp.			35,989	2,087
* DaVita, Inc.			36,636	1,953
Applera Corp.-Applied Biosystems Group			64,722	1,914
Mylan Laboratories, Inc.			86,482	1,828
* Sepracor Inc.			38,871	1,813
* Henry Schein, Inc.			31,352	1,730
* Amylin Pharmaceuticals, Inc.			45,990	1,718
Omnicare, Inc.			42,884	1,705
* King Pharmaceuticals, Inc.			85,939	1,690
DENTSPLY International Inc.			51,457	1,685
* Barr Pharmaceuticals Inc.			35,860	1,662
* Triad Hospitals, Inc.			31,116	1,626
* Cephalon, Inc.			21,572	1,536
* Intuitive Surgical, Inc.			12,453	1,514
Manor Care, Inc.			26,062	1,417
Beckman Coulter, Inc.			22,076	1,410
* Patterson Cos			39,452	1,400
* Millipore Corp.			18,926	1,372
* Cytyc Corp.			39,697	1,358
* ResMed Inc.			26,854	1,353
* Covance, Inc.			22,539	1,337
* Endo Pharmaceuticals Holdings, Inc.			45,013	1,323
* Millennium Pharmaceuticals, Inc.			111,325	1,265
Pharmaceutical Product Development, Inc.			37,448	1,262
* Vertex Pharmaceuticals, Inc.			44,447	1,246
* Lincare Holdings, Inc.			32,976	1,209
* Cerner Corp.			22,174	1,207
Dade Behring Holdings Inc.			27,300	1,197
* Community Health Systems, Inc.			33,671	1,187
Hillenbrand Industries, Inc.			19,513	1,158
* Invitrogen Corp.			17,498	1,114
* Charles River Laboratories, Inc.			23,975	1,109
* Respironics, Inc.			25,938	1,089
PerkinElmer, Inc.			44,740	1,084
Universal Health Services Class B			18,687	1,070
* Tenet Healthcare Corp.			166,089	1,068
* VCA Antech, Inc.			29,400	1,068
* Edwards Lifesciences Corp.			20,417	1,035
* WellCare Health Plans Inc.			11,668	995
* ImClone Systems, Inc.			24,052	981
* Pediatrix Medical Group, Inc.			17,114	977
* IDEXX Laboratories Corp.			11,085	971
Bausch&Lomb, Inc.			18,950	969
* Hologic, Inc.			16,700	963
Health Management Associates Class A			85,604	931
* Watson Pharmaceuticals, Inc.			34,675	916
* Kinetic Concepts, Inc.			17,822	903
* Gen-Probe Inc.			18,420	867
* PDL BioPharma Inc.			38,925	845
* Emdeon Corp.			54,833	830
* Advanced Medical Optics, Inc.			21,111	785
* Techne Corp.			13,274	758
* Sierra Health Services, Inc.			18,128	746
Cooper Cos., Inc.			15,248	741
* Affymetrix, Inc.			24,194	728
* Psychiatric Solutions, Inc.			17,966	724
* Kyphon Inc.			16,023	723
* Immucor Inc.			24,180	712
* LifePoint Hospitals, Inc.			18,271	698
* OSI Pharmaceuticals, Inc.			20,364	672
* Varian, Inc.			11,030	643
* Sunrise Senior Living, Inc.			16,100	636
* Inverness Medical Innovations, Inc.			14,466	633
* MGI Pharma, Inc.			28,053	630
* Illumina, Inc.			21,396	627
Mentor Corp.			13,547	623
STERIS Corp.			23,137	615
Medicis Pharmaceutical Corp.			19,692	607
Brookdale Senior Living Inc.			12,771	570
Valeant Pharmaceuticals International			32,848	568
* AMERIGROUP Corp.			18,626	566
* BioMarin Pharmaceutical Inc.			32,800	566
* Magellan Health Services, Inc.			13,315	559
* Healthways, Inc.			11,813	552
* Alkermes, Inc.			35,414	547
* Medarex, Inc.			41,451	536
West Pharmaceutical Services, Inc.			11,500	534
* American Medical Systems Holdings, Inc.			25,142	532
* Alexion Pharmaceuticals, Inc.			12,246	530
* Myriad Genetics, Inc.			15,247	525
Owens&Minor, Inc. Holding Co.			14,160	520
* PSS World Medical, Inc.			24,150	511
Perrigo Co.			28,155	497
* United Surgical Partners International, Inc.			16,087	496
* Ventana Medical Systems, Inc.			11,800	494
* Apria Healthcare Group Inc.			15,177	489
* Dionex Corp.			7,000	477
Chemed Corp.			9,500	465
* Biosite Inc.			5,500	462
* Allscripts Healthcare Solutions, Inc.			17,200	461
* Regeneron Pharmaceuticals, Inc.			21,184	458
* Haemonetics Corp.			9,762	456
* Human Genome Sciences, Inc.			42,763	454
* Bio-Rad Laboratories, Inc. Class A			6,500	454
* Kindred Healthcare, Inc.			13,732	450
*^ Dendreon Corp.			34,633	448
* Genesis Healthcare Corp.			6,932	437
* Cubist Pharmaceuticals, Inc.			19,706	435
* The Medicines Co.			17,216	432
* United Therapeutics Corp.			8,000	430
* Theravance, Inc.			14,384	424
* Viasys Healthcare Inc.			12,274	417
* Nektar Therapeutics			31,675	414
* ViroPharma Inc.			27,631	397
* Onyx Pharmaceuticals, Inc.			15,448	384
* Applera Corp.-Celera Genomics Group			26,957	383
Alpharma, Inc. Class A			15,847	382
* inVentiv Health, Inc.			9,015	345
PolyMedica Corp.			7,900	334
* ArthroCare Corp.			9,238	333
* Align Technology, Inc.			20,361	323
* LifeCell Corp.			12,900	322
* Dendrite International, Inc.			20,200	316
* Centene Corp.			14,900	313
* PAREXEL International Corp.			8,600	309
LCA-Vision Inc.			7,412	305
* Thoratec Corp.			14,562	304
* Par Pharmaceutical Cos. Inc.			12,027	302
* Healthspring, Inc.			12,800	301
* Digene Corp.			7,025	298
* Isis Pharmaceuticals, Inc.			30,800	286
* CONMED Corp.			9,740	285
* Eclipsys Corp.			14,700	283
* Integra LifeSciences Holdings			6,101	278
* Exelixis, Inc.			27,805	276
* DJ Orthopedics Inc.			7,100	269
* Conceptus, Inc.			13,300	266
* Palomar Medical Technologies, Inc.			6,600	264
* HealthExtras, Inc.			9,100	262
* Advanced Magnetics, Inc.			4,333	261
* Nuvasive, Inc.			10,900	259
* New River Pharmaceuticals Inc.			4,000	255
* Sciele Pharma, Inc.			10,700	253
* The TriZetto Group, Inc.			12,611	252
Analogic Corp.			3,900	245
* AmSurg Corp.			10,000	245
* K-V Pharmaceutical Co. Class A			9,833	243
* Adams Respiratory Therapeutics, Inc.			7,189	242
* Amedisys Inc.			7,334	238
* HMS Holdings Corp.			10,533	231
* Abaxis, Inc.			9,300	227
* AMN Healthcare Services, Inc.			9,905	224
* Neurocrine Biosciences, Inc.			17,734	222
* Martek Biosciences Corp.			10,684	220
* InterMune Inc.			8,900	219
* IntraLase Corp.			8,600	215
Meridian Bioscience Inc.			7,672	213
* Greatbatch, Inc.			8,341	213
* Orthofix International N.V			4,101	209
Arrow International, Inc.			6,455	208
* Wright Medical Group, Inc.			9,300	207
* Noven Pharmaceuticals, Inc.			8,900	206
* Matria Healthcare, Inc.			7,781	205
* Pharmion Corp.			7,800	205
Cambrex Corp.			8,272	203
* Savient Pharmaceuticals Inc.			16,861	203
* Salix Pharmaceuticals, Ltd.			16,058	202
* Halozyme Therapeutics Inc			24,900	201
* Rochester Medical Corp.			8,686	198
* Ligand Pharmaceuticals Inc. Class B			19,600	198
* Pozen Inc.			13,262	196
* Vital Images, Inc.			5,700	190
* Geron Corp.			27,080	190
*^ ev3 Inc.			9,420	186
* Abraxis Bioscience, Inc.			6,947	186
* Bioveris Corp.			13,712	182
*^ SurModics, Inc.			5,045	182
* Enzon Pharmaceuticals, Inc.			22,191	181
* Cross Country Healthcare, Inc.			9,900	180
* Luminex Corp.			13,048	179
Sirona Dental Systems Inc.			5,176	178
*^ Telik, Inc.			32,783	178
* OraSure Technologies, Inc.			24,100	177
* Tanox, Inc.			9,317	175
Invacare Corp.			10,007	175
* Spectranetics Corp.			16,296	174
* Zymogenetics, Inc.			10,975	171
* Odyssey Healthcare, Inc.			13,000	171
* MannKind Corp.			11,685	167
* Indevus Pharmaceuticals, Inc.			23,343	165
* Quidel Corp.			13,600	163
* Cepheid, Inc.			13,722	163
* XOMA Ltd.			56,100	162
* I-Flow Corp.			10,700	158
* Array BioPharma Inc.			12,385	157
* Omnicell, Inc.			7,500	157
* ICU Medical, Inc.			4,000	157
* Hanger Orthopedic Group, Inc.			13,435	157
* Arena Pharmaceuticals, Inc.			14,408	156
Datascope Corp.			4,294	155
* Pain Therapeutics, Inc.			19,700	154
* Cyberonics, Inc.			8,100	152
* eResearch Technology, Inc.			19,350	152
* Immunomedics Inc.			33,175	152
* Gentiva Health Services, Inc.			7,431	150
* Nabi Biopharmaceuticals			28,171	150
* Incyte Corp.			22,682	149
* Zoll Medical Corp.			5,600	149
*^ BioLase Technology, Inc.			15,314	149
* Vivus, Inc.			28,714	147
* Cholestech Corp.			8,493	146
* Bruker BioSciences Corp.			13,764	145
* Possis Medical Inc.			11,066	144
* Inspire Pharmaceuticals, Inc.			25,113	143
* Nuvelo, Inc.			38,753	143
* Kendle International Inc.			4,000	142
* Enzo Biochem, Inc.			9,335	141
* Pharmanet Development Group, Inc.			5,405	141
* Horizon Health Corp.			7,100	139
* SonoSite, Inc.			4,900	138
* Molina Healthcare Inc.			4,518	138
Option Care, Inc.			10,278	137
Landauer, Inc.			2,700	136
* Cypress Bioscience, Inc.			17,777	135
* ArQule, Inc.			18,101	135
* Air Methods Corp.			5,600	135
* Progenics Pharmaceuticals, Inc.			5,636	133
Vital Signs, Inc.			2,546	132
* Microtek Medical Holdings, Inc.			27,676	132
* Angiodynamics Inc.			7,721	130
* Somanetics Corp.			6,483	129
* CorVel Corp.			4,256	129
* SuperGen, Inc.			21,500	127
*^ CV Therapeutics, Inc.			15,994	126
* Symmetry Medical Inc.			7,700	126
* Momenta Pharmaceuticals, Inc.			9,700	126
* Medical Action Industries Inc.			5,250	125
* Lexicon Genetics Inc.			34,536	125
* CryoLife Inc.			14,800	124
* America Service Group Inc.			7,443	124
* Akorn, Inc.			18,200	123
* IRIS International, Inc.			8,800	123
* Aastrom Biosciences, Inc.			88,600	122
* Alnylam Pharmaceuticals Inc.			6,700	121
* Adolor Corp.			13,600	119
* StemCells, Inc.			46,900	118
* Discovery Laboratories, Inc.			49,846	118
* Peregrine Pharmaceuticals, Inc.			118,381	116
* Encysive Pharmaceuticals, Inc.			42,800	116
* Durect Corp.			27,641	115
* American Dental Partners, Inc.			5,200	113
* Rural/Metro Corp.			14,870	112
* Radiation Therapy Services, Inc.			3,663	112
* Xenoport Inc.			4,000	111
* Novavax, Inc.			42,722	111
* Res-Care, Inc.			6,300	110
* PRA International			5,102	110
Computer Programs and Systems, Inc.			4,100	110
* Keryx Biopharmaceuticals, Inc.			10,400	109
* Panacos Pharmaceuticals Inc.			23,595	109
* Aspect Medical Systems, Inc.			6,996	109
* EPIX Pharmaceuticals Inc.			15,992	107
* Cardiac Science Corp.			11,556	106
* Emageon Inc.			9,495	104
* Kensey Nash Corp.			3,391	103
* Foxhollow Technologies Inc.			4,949	103
* Anika Resh Inc.			8,300	103
* Cutera, Inc.			2,800	101
* ThermoGenesis Corp.			27,540	100
* Accelrys Inc.			15,507	99
*^ Cell Therapeutics, Inc.			61,777	98
* Dyax Corp.			23,597	97
* Nastech Pharmaceutical Co., Inc.			9,000	97
* Bradley Pharmaceuticals, Inc.			5,005	96
* Pediatric Services of America			6,776	96
* Lifecore Biomedical Inc.			5,083	95
* Symbion, Inc.			4,741	93
* ABIOMED, Inc.			6,800	93
* MedCath Corp.			3,399	93
* Candela Corp.			8,123	93
* Monogram Biosciences, Inc.			47,778	93
* Seattle Genetics, Inc.			11,186	92
* ARIAD Pharmaceuticals, Inc.			20,212	91
* Hooper Holmes, Inc.			20,200	90
* Bio-Reference Laboratories, Inc.			3,544	90
* Third Wave Technologies			17,618	90
*^ Continucare Corp.			26,460	89
* ADVENTRX Pharmaceuticals, Inc.			35,400	89
* Vanda Parmaceuticals, Inc.			3,600	88
* Anadys Pharmaceuticals Inc.			21,879	87
* GTx, Inc.			4,100	84
* Maxygen Inc.			7,477	83
*^ Diversa Corp.			10,661	83
* SciClone Pharmaceuticals, Inc.			30,457	83
* Orthovita, Inc.			28,416	83
* Rigel Pharmaceuticals, Inc.			7,489	81
* Omrix Biopharmaceuticals, Inc.			2,100	80
* BioSphere Medical Inc.			10,860	80
* RehabCare Group, Inc.			5,032	80
* Medical Staffing Network Holdings, Inc.			12,378	79
*^ AVI BioPharma, Inc.			29,300	79
* Santarus Inc.			11,122	78
* Sun Healthcare Group Inc.			6,300	78
* Vion Pharmaceuticals, Inc.			45,800	77
National Healthcare Corp.			1,500	76
* Auxilium Pharmaceuticals, Inc.			5,200	76
* Collagenex Pharmaceuticals, Inc.			5,592	76
* Natus Medical Inc.			4,200	75
* Theragenics Corp.			11,916	75
* Providence Service Corp.			3,100	74
* SONUS Pharmaceuticals, Inc.			14,615	74
* Merit Medical Systems, Inc.			5,839	73
* NPS Pharmaceuticals Inc.			21,546	73
* Phase Forward Inc.			5,514	72
* US Physical Therapy, Inc.			5,200	72
* Albany Molecular Research, Inc.			7,311	72
* E-Z-EM, Inc.			4,464	72
* Matrixx Initiatives, Inc.			4,400	72
Psychemedics Corp.			4,200	71
* Cerus Corp.			10,464	71
* Volcano Corp.			3,900	70
* BioScrip Inc.			22,108	69
* ImmunoGen, Inc.			14,300	68
* Regeneration Technologies, Inc.			9,441	68
* Senomyx, Inc.			5,300	66
* Bentley Pharmaceuticals, Inc.			8,000	66
* Acadia Pharmaceuticals Inc.			4,340	65
* Acorda Therapeutics Inc.			3,300	64
* HealthTronics Surgical Services, Inc.			11,855	64
* Neose Technologies, Inc.			24,574	63
* Pharmacopeia Drug Discovery Inc.			11,027	63
* Cell Genesys, Inc.			14,765	62
* DepoMed, Inc.			17,306	62
* LHC Group Inc.			1,900	62
*^ Genitope Corp.			14,700	61
* Penwest Pharmaceuticals Co.			6,050	61
* Stereotaxis Inc.			5,106	61
* AVANT Immunotherapeutics, Inc.			40,329	59
* Vical, Inc.			12,115	58
* Five Star Quality Care, Inc.			5,671	58
* Neogen Corp.			2,468	58
*^ Hemispherx Biopharma, Inc.			35,200	57
Young Innovations, Inc.			2,100	57
* Amicas, Inc.			20,076	57
* Osteotech, Inc.			7,187	55
* National Dentex Corp.			3,896	55
* EntreMed, Inc.			36,010	54
*^ Idenix Pharmaceuticals Inc.			7,399	54
* Cytokinetics, Inc.			7,525	52
* Neurogen Corp.			7,920	51
* Titan Pharmaceuticals, Inc.			20,271	50
* BioCryst Pharmaceuticals, Inc.			6,000	50
* Strategic Diagnostics Inc.			9,612	49
* Sonic Innovations, Inc.			5,768	49
* PDI, Inc.			5,100	49
*^ La Jolla Pharmaceutical Co.			7,975	48
* NMT Medical, Inc.			3,531	48
* Orchid Cellmark, Inc.			7,589	47
* Merge Technologies, Inc.			9,681	47
* CuraGen Corp.			15,252	47
* Nighthawk Radiology Holdings, Inc.			2,572	47
* Caliper Life Sciences, Inc.			8,280	47
*^ Ista Pharmaceuticals Inc.			5,337	45
* Kosan Biosciences, Inc.			8,200	45
* VistaCare, Inc.			5,100	44
* Avigen, Inc.			6,731	44
* Cantel Medical Corp.			2,800	43
* MWI Veterinary Supply Inc.			1,300	43
*^ Dexcom Inc.			5,400	42
* Alliance Imaging, Inc.			4,800	42
* deCODE genetics, Inc.			11,373	42
* Columbia Laboratories Inc.			30,465	41
* Sangamo BioSciences, Inc.			5,800	39
* Hi-Tech Pharmacal Co., Inc.			3,513	39
* GenVec, Inc.			13,597	39
* Allos Therapeutics Inc.			6,548	39
* Oscient Pharmaceuticals Corp.			7,381	39
* Allied Healthcare International Inc.			12,517	38
* Immtech Pharmaceuticals Inc.			6,548	38
* Trimeris, Inc.			5,404	37
* Harvard Bioscience, Inc.			7,434	36
*^ AtheroGenics, Inc.			12,745	36
* Nanogen, Inc.			26,400	34
* Renovis, Inc.			9,600	34
* Pharmacyclics, Inc.			12,630	34
* Micrus Endovascular Corp			1,400	33
* Hollis-Eden Pharmaceuticals, Inc.			12,818	32
* Hythiam Inc.			4,718	32
* Orthologic Corp.			20,010	31
* ATS Medical, Inc.			14,726	30
* Altus Pharmaceuticals, Inc.			1,984	30
* Capital Senior Living Corp.			2,600	30
* Genomic Health, Inc.			1,700	29
* Tercica, Inc.			5,020	29
*^ Northfield Laboratories, Inc.			7,900	29
* CardioDynamics International Corp.			33,415	28
* Synovis Life Technologies, Inc.			2,095	28
* Emisphere Technologies, Inc.			8,800	28
* Exactech, Inc.			1,758	28
* Zila, Inc.			13,147	28
* Icad Inc.			7,000	27
* Threshold Pharmaceuticals, Inc.			18,028	27
* Oxigene, Inc.			6,748	26
* NitroMed, Inc.			8,000	25
* Allion Healthcare Inc.			6,100	25
* Gene Logic Inc.			11,200	24
* Emergency Medical Services LP Class A			800	24
* Curis, Inc.			15,270	23
* Dynavax Technologies Corp.			4,263	23
* Genta Inc.			72,330	22
* National Medical Health Card Systems, Inc.			1,420	22
* Endologix, Inc.			5,400	21
* VNUS Medical Technologies, Inc.			2,100	21
*^ Insmed Inc.			22,150	21
* Q-Med, Inc.			4,728	21
* TorreyPines Therapeutics Inc.			2,925	20
* Fonar Corp.			77,670	20
* Bioenvision, Inc.			4,900	20
* Antigenics, Inc.			8,912	20
* SRI/Surgical Express, Inc.			3,833	19
* Exact Sciences Corp.			7,166	19
* Advancis Pharmaceutical Corp.			8,570	19
* Infinity Pharmaceuticals, Inc.			1,525	18
* Insite Vision, Inc.			12,200	18
* NxStage Medical, Inc.			1,300	17
* Barrier Therapeutics Inc.			2,500	17
* Sequenom, Inc.			4,340	16
* SCOLR Pharma Inc.			6,600	16
* Bioject Medical Technologies Inc.			12,286	15
* Avanir Pharmaceuticals Class A			12,100	15
* Poniard Pharmaceuticals, Inc.			2,573	15
* GTC Biotherapeutics, Inc.			13,981	14
* NeoPharm, Inc.			8,114	14
* CYTOGEN Corp.			5,875	12
* Corcept Therapeutics Inc.			13,426	12
* Hana Biosciences, Inc.			6,238	12
* Neurobiological Technologies, Inc.			5,433	12
* Genaera Corp.			26,969	12
* STAAR Surgical Co.			2,100	12
* NationsHealth, Inc.			7,744	12
* Coley Pharmaceutical Group			1,100	11
* RadNet, Inc.			1,779	10
* Ciphergen Biosystems, Inc.			7,237	10
* Nutraceutical International Corp.			600	10
Neurometrix Inc.			1,000	10
* Genelabs Technologies, Inc.			5,200	10
* Combinatorx, Inc.			1,300	9
* IVAX Diagnostics, Inc.			8,700	9
* Stratagene Holding Corp.			1,102	9
* Lipid Sciences, Inc.			5,949	9
*^ Targeted Genetics Corp.			2,245	8
* DUSA Pharmaceuticals, Inc.			2,300	8
* Proxymed Pharmacy, Inc.			2,846	8
* Introgen Therapeutics, Inc.			2,000	8
* Anesiva, Inc.			1,135	8
* Micromet, Inc.			2,674	7
* Matritech Inc.			13,900	7
* Critical Therapeutics, Inc.			3,000	7
* Repligen Corp.			2,000	6
* Digirad Corp.			1,200	6
* Mediware Information Systems, Inc.			500	5
* Epicept Corp.			1,913	3
* Clarient, Inc.			1,490	3
* Palatin Technologies, Inc.			1,600	3
* Novoste Corp.			1,144	3
* Dialysis Corp. of America			200	3
* Immunicon Corp.			800	2
* Inhibitex Inc.			1,400	2
* Pharmos Corp.			1,320	2
* Alteon, Inc.			19,000	2
* Novamed, Inc.			200	1
* Biopure Corp. Class A			1,450	1
* Vasomedical, Inc.			6,557	1
* North American Scientific, Inc.			500	—
* Aphton Corp.			12,609	—

				663,991

Industrials (6.6%)
General Electric Co.			3,629,564	128,341
The Boeing Co.			264,542	23,521
Tyco International Ltd.			709,551	22,386
United Technologies Corp.			335,858	21,831
3M Co.			246,470	18,838
United Parcel Service, Inc.			234,496	16,438
Caterpillar, Inc.			229,233	15,366
Honeywell International Inc.			273,180	12,583
Lockheed Martin Corp.			126,912	12,313
Emerson Electric Co.			282,516	12,174
FedEx Corp.			102,660	11,029
Burlington Northern Santa Fe Corp.			126,515	10,176
General Dynamics Corp.			121,301	9,267
Union Pacific Corp.			90,271	9,167
Deere&Co			81,485	8,853
Illinois Tool Works, Inc.			169,760	8,760
Northrop Grumman Corp.			115,558	8,577
Raytheon Co.			157,218	8,248
Norfolk Southern Corp.			139,915	7,080
Waste Management, Inc.			189,409	6,518
Danaher Corp.			86,836	6,204
CSX Corp.			153,304	6,140
PACCAR, Inc.			83,240	6,110
Precision Castparts Corp.			47,826	4,976
Ingersoll-Rand Co.			108,005	4,684
Eaton Corp.			49,939	4,173
Southwest Airlines Co.			279,114	4,103
Rockwell Collins, Inc.			59,009	3,949
Masco Corp.			139,678	3,827
ITT Industries, Inc.			61,782	3,727
L-3 Communications Holdings, Inc.			41,821	3,658
Parker Hannifin Corp.			42,216	3,644
Textron, Inc.			39,894	3,582
Pitney Bowes, Inc.			78,141	3,547
Dover Corp.			72,042	3,516
Rockwell Automation, Inc.			57,072	3,417
American Standard Cos., Inc.			63,410	3,362
Expeditors International of Washington, Inc.			75,182	3,107
Cooper Industries, Inc. Class A			64,138	2,886
R.R. Donnelley&Sons Co.			76,406	2,796
C.H. Robinson Worldwide Inc.			58,267	2,782
Fluor Corp.			31,010	2,782
Cummins Inc.			18,475	2,674
* Terex Corp.			36,000	2,583
* AMR Corp.			83,676	2,548
Manpower Inc.			30,436	2,245
Goodrich Corp.			41,925	2,158
Avery Dennison Corp.			32,999	2,121
Robert Half International, Inc.			56,815	2,103
W.W. Grainger, Inc.			26,443	2,042
The Dun&Bradstreet Corp.			22,026	2,009
* Monster Worldwide Inc.			41,403	1,961
* Jacobs Engineering Group Inc.			41,740	1,947
Republic Services, Inc. Class A			69,562	1,935
Joy Global Inc.			43,375	1,861
Cintas Corp.			48,147	1,738
* McDermott International, Inc.			35,100	1,719
Roper Industries Inc.			30,822	1,692
Pall Corp.			44,000	1,672
Equifax, Inc.			44,450	1,620
Fastenal Co.			45,446	1,593
* UAL Corp.			39,202	1,496
SPX Corp.			20,448	1,435
* Foster Wheeler Ltd.			24,376	1,423
Oshkosh Truck Corp.			26,168	1,387
The Manitowoc Co., Inc.			21,774	1,383
Harsco Corp.			29,946	1,343
* Allied Waste Industries, Inc.			103,775	1,307
Ametek, Inc.			37,569	1,298
* USG Corp.			26,100	1,218
* Stericycle, Inc.			14,881	1,213
* AGCO Corp.			32,303	1,194
Flowserve Corp.			20,640	1,180
Trinity Industries, Inc.			28,088	1,177
* Continental Airlines, Inc. Class B			31,989	1,164
* Corrections Corp. of America			21,461	1,133
* ChoicePoint Inc.			29,664	1,110
* WESCO International, Inc.			17,450	1,096
The Brink's Co.			17,256	1,095
* Alliant Techsystems, Inc.			12,320	1,083
Ryder System, Inc.			21,800	1,076
The Corporate Executive Board Co.			14,145	1,074
Pentair, Inc.			34,060	1,061
* Thomas&Betts Corp.			21,132	1,032
J.B. Hunt Transport Services, Inc.			38,740	1,017
Laidlaw International Inc.			28,956	1,002
* BE Aerospace, Inc.			31,370	994
Donaldson Co., Inc.			27,177	981
* General Cable Corp.			18,252	975
* Avis Budget Group, Inc.			35,593	972
IDEX Corp.			18,902	962
* Covanta Holding Corp.			43,353	962
* Kansas City Southern			26,950	959
Graco, Inc.			24,191	947
* Quanta Services, Inc.			37,528	946
Carlisle Co., Inc.			21,812	936
Landstar System, Inc.			20,375	934
Kennametal, Inc.			13,641	922
* Shaw Group, Inc.			28,406	888
Hubbell Inc. Class B			18,349	885
Adesa, Inc.			31,780	878
GATX Corp.			18,301	875
Teleflex Inc.			12,839	874
Acuity Brands, Inc.			15,512	844
Belden CDT Inc.			15,725	843
Con-way, Inc.			16,851	840
* YRC Worldwide, Inc.			20,350	818
The Timken Co.			26,795	812
* Hertz Global Holdings Inc.			34,200	811
* Armor Holdings, Inc.			11,900	801
MSC Industrial Direct Co., Inc. Class A			17,154	801
* US Airways Group Inc.			17,460	794
* URS Corp.			18,321	780
Herman Miller, Inc.			23,187	777
Lincoln Electric Holdings, Inc.			12,900	768
Lennox International Inc.			21,005	750
DRS Technologies, Inc.			14,304	746
Watson Wyatt&Co. Holdings			15,200	739
HNI Corp.			16,035	736
Alexander&Baldwin, Inc.			14,579	735
* Waste Connections, Inc.			24,150	723
Florida East Coast Industries, Inc. Class A			11,472	719
* Copart, Inc.			25,624	718
The Toro Co.			14,000	717
* United Rentals, Inc.			26,064	717
* Washington Group International, Inc.			10,700	711
Crane Co.			17,247	697
* American Commercial Lines Inc.			21,822	686
* EMCOR Group, Inc.			11,300	666
IKON Office Solutions, Inc.			46,280	665
Granite Construction Co.			11,977	662
* Hexcel Corp.			33,000	655
* Gardner Denver Inc.			18,692	651
* United Stationers, Inc.			10,819	648
* Genlyte Group, Inc.			8,968	633
Deluxe Corp.			18,337	615
* JetBlue Airways Corp.			52,751	607
* IHS Inc. Class A			14,681	604
CLARCOR Inc.			18,300	582
* PHH Corp.			18,847	576
Bucyrus International, Inc.			11,175	576
Skywest, Inc.			21,400	574
Wabtec Corp.			16,614	573
Briggs&Stratton Corp.			18,296	564
* Kirby Corp.			15,900	556
Baldor Electric Co.			14,519	548
Curtiss-Wright Corp.			14,168	546
* Alaska Air Group, Inc.			14,278	544
* Teletech Holdings Inc.			14,797	543
* Moog Inc.			12,825	534
Brady Corp. Class A			16,912	528
* Resources Connection, Inc.			16,300	521
UTI Worldwide, Inc.			20,700	509
* Swift Transportation Co., Inc.			16,208	505
* FTI Consulting, Inc.			14,880	500
Macquarie Infrastructure Co. Trust			12,600	495
* Ceradyne, Inc.			9,046	495
Actuant Corp.			9,680	491
*^ Energy Conversion Devices, Inc.			13,906	486
Regal-Beloit Corp.			10,400	482
Nordson Corp.			10,364	482
UAP Holding Corp.			18,284	473
John H. Harland Co.			9,100	466
* EGL, Inc.			11,627	461
Woodward Governor Co.			11,000	453
* Cenveo Inc.			18,501	450
Mine Safety Appliances Co.			10,602	446
Watsco, Inc.			8,700	444
* Teledyne Technologies, Inc.			11,711	438
* Dollar Thrifty Automotive Group, Inc.			8,500	434
* Acco Brands Corp.			17,808	429
^ Simpson Manufacturing Co.			13,700	423
* ESCO Technologies Inc.			9,200	412
Mueller Water Products, Inc.			30,673	411
Watts Water Technologies, Inc.			10,711	407
Kaydon Corp.			9,488	404
* Orbital Sciences Corp.			21,300	399
ABM Industries Inc.			15,100	398
Mueller Industries Inc.			13,029	392
Applied Industrial Technology, Inc.			15,589	382
Walter Industries, Inc.			15,315	379
Knight Transportation, Inc.			20,965	374
* Tetra Tech, Inc.			19,538	372
* Labor Ready, Inc.			19,304	367
Werner Enterprises, Inc.			19,877	361
Pacer International, Inc.			13,300	358
* AAR Corp.			13,000	358
* Navigant Consulting, Inc.			18,098	358
Heartland Express, Inc.			22,518	358
Forward Air Corp.			10,853	357
* Infrasource Services Inc.			11,600	354
* Genesee&Wyoming Inc. Class A			13,175	351
Valmont Industries, Inc.			6,057	350
* Esterline Technologies Corp.			8,500	349
Steelcase Inc.			17,426	347
* NCI Building Systems, Inc.			7,200	344
* Hub Group, Inc.			11,726	340
* Geo Group Inc.			7,450	338
* AirTran Holdings, Inc.			32,300	332
* Heidrick&Struggles International, Inc.			6,600	320
* Consolidated Graphics, Inc.			4,100	304
Arkansas Best Corp.			8,500	302
* American Reprographics Co.			9,757	300
* GrafTech International Ltd.			32,998	300
* The Advisory Board Co.			5,891	298
Albany International Corp.			8,122	292
* Korn/Ferry International			12,600	289
Interface, Inc.			17,743	284
* Republic Airways Holdings Inc.			12,314	283
* Mobile Mini, Inc.			10,500	281
* Old Dominion Freight Line, Inc.			9,750	281
Viad Corp.			7,247	280
Universal Forest Products, Inc.			5,619	278
* II-VI, Inc.			8,100	274
Knoll, Inc.			11,400	272
Triumph Group, Inc.			4,906	271
Administaff, Inc.			7,700	271
Franklin Electric, Inc.			5,800	270
* Amerco, Inc.			3,828	268
Barnes Group, Inc.			11,504	265
* Griffon Corp.			10,641	263
NACCO Industries, Inc. Class A			1,891	260
* Huron Consulting Group Inc.			4,265	259
Horizon Lines Inc.			7,900	259
* Perini Corp.			7,000	258
Eagle Bulk Shipping Inc.			13,133	255
Healthcare Services Group, Inc.			8,828	253
* Astec Industries, Inc.			6,278	253
* CoStar Group, Inc.			5,617	251
* The Middleby Corp.			1,901	251
* K&F Industries Holdings			9,107	245
* M&F Worldwide Corp.			5,100	243
* EnPro Industries, Inc.			6,719	242
* School Specialty, Inc.			6,699	242
Cascade Corp.			4,000	239
A.O. Smith Corp.			6,245	239
G&K Services, Inc. Class A			6,539	237
Ameron International Corp.			3,600	237
Apogee Enterprises, Inc.			11,700	234
Rollins, Inc.			10,100	232
* Spherion Corp.			26,099	230
* Beacon Roofing Supply, Inc.			13,950	226
* RBC Bearings Inc.			6,677	223
Federal Signal Corp.			14,353	223
United Industrial Corp.			4,000	221
* Clean Harbors Inc.			4,875	220
Comfort Systems USA, Inc.			18,300	219
* Atlas Air Worldwide Holdings, Inc.			4,100	216
McGrath RentCorp			6,800	215
* Kforce Inc.			15,451	213
* Fuel-Tech N.V			8,600	212
* Superior Essex Inc.			5,900	205
* GenCorp, Inc.			14,700	203
Kelly Services, Inc. Class A			6,300	203
Tredegar Corp.			8,855	202
Gorman-Rupp Co.			6,262	201
Wabash National Corp.			12,850	198
Genco Shipping and Trading Ltd.			6,091	194
Freightcar America Inc.			4,015	193
* CRA International Inc.			3,678	192
Kaman Corp. Class A			8,151	190
* Columbus McKinnon Corp.			8,437	189
* Sequa Corp. Class A			1,530	183
* Insituform Technologies Inc. Class A			8,800	183
* Accuride Corp.			12,522	183
*^ Medis Technology Ltd.			10,700	181
* Interline Brands, Inc.			8,104	178
Bowne&Co., Inc.			11,100	175
Angelica Corp.			6,300	174
^ Encore Wire Corp.			6,850	173
*^ Taser International Inc.			21,500	173
*^ Evergreen Solar, Inc.			17,600	172
Ennis, Inc.			6,409	172
* Lydall, Inc.			10,742	171
* Kadant Inc.			6,710	170
* COMSYS IT Partners Inc.			8,456	168
* Volt Information Sciences Inc.			6,300	165
CIRCOR International, Inc.			4,600	164
HEICO Corp.			4,500	164
Tennant Co.			5,200	164
* Blount International, Inc.			12,937	161
* Layne Christensen Co.			4,408	161
Raven Industries, Inc.			5,700	160
* Hudson Highland Group, Inc.			10,230	159
American Woodmark Corp.			4,185	154
EDO Corp.			5,700	149
* NuCo2, Inc.			5,900	149
* CBIZ Inc.			20,923	149
* Lamson&Sessions Co.			5,300	147
* Flow International Corp.			13,600	146
* Kenexa Corp.			4,673	145
Robbins&Myers, Inc.			3,900	145
* Innovative Solutions and Support, Inc.			5,724	145
*^ FuelCell Energy, Inc.			17,818	140
Lindsay Manufacturing Co.			4,350	138
* Williams Scotsman International Inc.			7,033	138
* American Science&Engineering, Inc.			2,600	137
Synagro Technologies Inc.			23,900	136
The Greenbrier Cos., Inc.			5,100	136
* Power-One, Inc.			23,556	135
* Goodman Global, Inc.			7,600	134
CDI Corp.			4,500	130
Cubic Corp.			6,000	130
* Ladish Co., Inc.			3,400	128
* Pinnacle Airlines Corp.			7,373	127
* Celadon Group Inc.			7,425	124
* Commercial Vehicle Group Inc.			6,012	124
* H&E Equipment Services, Inc.			5,693	122
* First Consulting Group, Inc.			13,295	121
* Electro Rent Corp.			8,350	120
* Saia, Inc.			5,051	120
*^ A.S.V., Inc.			7,810	119
Standex International Corp.			4,100	117
Central Parking Corp.			5,259	117
* Miller Industries, Inc.			5,346	117
Titan International, Inc.			4,600	117
* Argon ST, Inc.			4,395	116
Diamond Management and Technology Consultants,Inc			9,876	115
* Xanser Corp.			20,797	114
*^ 3D Systems Corp.			5,204	114
* Cornell Cos., Inc.			5,600	113
*^ Ionatron Inc.			24,281	113
Ampco-Pittsburgh Corp.			3,900	113
* TransDigm Group, Inc.			3,000	109
* Waste Services, Inc.			10,673	106
* On Assignment, Inc.			8,300	103
*^ American Superconductor Corp.			7,608	102
LSI Industries Inc.			6,007	101
*^ TurboChef Technologies, Inc.			6,600	100
* Pike Electric Corp.			5,510	100
AAON, Inc.			3,787	99
* Houston Wire&Cable Co.			3,530	99
* Mesa Air Group Inc.			13,000	98
* Marten Transport, Ltd.			6,150	98
* GP Strategies Corp.			10,600	96
* DynCorp International Inc. Class A			6,349	96
Alamo Group, Inc.			4,100	95
* Sirva Inc.			25,800	92
HEICO Corp. Class A			2,919	92
Bluelinx Holdings Inc.			8,700	91
Mueller Water Products, Inc. Class A			6,601	91
* ABX Air, Inc.			13,274	91
* TRC Cos., Inc.			9,000	91
Badger Meter, Inc.			3,400	90
* EnerSys			5,093	87
* Herley Industries Inc.			5,565	87
*^ Microvision, Inc.			23,195	85
Quixote Corp.			4,266	85
* Trex Co., Inc.			3,800	82
* Mac-Gray Corp.			5,200	81
* Park-Ohio Holdings Corp.			4,400	81
TAL International Group, Inc.			3,390	81
* Powell Industries, Inc.			2,532	81
Lawson Products, Inc.			2,138	81
* Perma-Fix Environmental Services, Inc.			33,958	81
Met-Pro Corp.			5,450	79
* Intersections Inc.			7,870	79
* Dynamic Materials Corp.			2,400	79
* ICT Group, Inc.			4,456	78
* Gehl Co.			3,050	77
Applied Signal Technology, Inc.			4,300	77
* Huttig Building Products, Inc.			12,622	76
* ExpressJet Holdings, Inc.			13,050	76
* Exponent, Inc.			3,816	76
* P.A.M. Transportation Services, Inc.			3,663	76
* Team, Inc.			1,968	75
Vicor Corp.			7,479	75
Schawk, Inc.			4,100	74
* WCA Waste Corp.			9,763	74
* Willis Lease Finance Corp.			7,189	74
* Casella Waste Systems, Inc.			7,481	73
PW Eagle, Inc.			2,200	73
* Magnatek, Inc.			14,300	72
* LECG Corp.			4,969	72
* Frontier Airlines Holdings, Inc.			11,700	70
* Plug Power, Inc.			21,588	68
* MTC Technologies, Inc.			3,242	68
Todd Shipyards Corp.			3,576	66
* Dynamex Inc.			2,600	66
The Standard Register Co.			5,176	65
Multi-Color Corp.			1,858	65
* Learning Tree International, Inc.			5,781	65
American Railcar Industries, Inc.			2,100	63
* Capstone Turbine Corp.			58,976	63
* Active Power, Inc.			31,013	60
* Odyssey Marine Exploration, Inc.			16,364	59
* PeopleSupport Inc.			5,100	58
*^ Valence Technology Inc.			48,135	57
* Midwest Air Group Inc.			4,200	57
* Rush Enterprises, Inc. Class A			2,900	56
* Quality Distribution Inc.			6,326	55
* Covenant Transport, Inc.			4,806	53
American Ecology Corp.			2,700	52
Insteel Industries, Inc.			3,000	50
* Ultralife Batteries, Inc.			4,600	50
* Builders FirstSource, Inc.			2,869	46
* Ducommun, Inc.			1,700	44
Barrett Business Services, Inc.			1,800	41
C&D Technologies, Inc.			8,100	41
* USA Truck, Inc.			2,600	40
Aceto Corp.			5,107	40
Frozen Food Express Industries, Inc.			4,700	39
* APAC Teleservices, Inc.			8,134	38
* Taleo Corp. Class A			2,300	38
* U.S. Xpress Enterprises, Inc.			2,100	36
* Tecumseh Products Co. Class A			3,423	34
* AZZ Inc.			800	34
* La Barge, Inc.			2,400	31
*^ Distributed Energy Systems Corp.			21,500	29
* MAIR Holdings, Inc.			4,441	29
* Paragon Technologies, Inc.			5,095	29
* Sterling Construction Co., Inc.			1,500	29
* LMI Aerospace, Inc.			1,500	28
* Spherix Inc.			11,116	27
* International Shipholding Corp.			1,442	26
* SL Industries, Inc.			1,700	26
* Integrated Electrical Services, Inc.			1,000	25
* Milacron Inc.			36,574	25
Sun Hydraulics Corp.			900	24
* PRG-Schultz International, Inc.			1,681	24
L.S. Starrett Co. Class A			1,300	23
CompX International Inc.			1,394	22
^ Protection One, Inc.			1,024	19
* L.B. Foster Co. Class A			900	19
Omega Flex Inc.			810	18
* Raytheon Co. Warrants Exp. 6/16/11			1,046	18
* Nashua Corp.			1,786	16
* Innotrac Corp.			5,748	15
AMREP Corp.			200	15
* Arotech Corp.			4,507	15
* Universal Truckload Services, Inc.			600	15
* Rush Enterprises, Inc. Class B			766	14
* Flanders Corp.			1,900	14
Sypris Solutions, Inc.			2,100	14
* Hurco Cos., Inc.			300	13
Waste Industries USA, Inc.			400	11
* Hawaiian Holdings, Inc.			3,300	10
* Arrowhead Research Corp			2,300	10
* Tecumseh Products Co. Class B			1,000	10
* The Allied Defense Group, Inc.			1,100	9
* Modtech Holdings, Inc.			2,900	9
* Catalytica Energy Systems, Inc.			6,204	9
* Millennium Cell Inc.			8,288	8
* TRM Corp.			2,200	6
* Aerosonic Corp.			730	6
Twin Disc, Inc.			100	4
* Standard Parking Corp.			100	4
* Channell Commercial Corp.			800	3
* UQM Technologies, Inc.			600	2
* Axsys Technologies, Inc.			100	2
Preformed Line Products Co.			23	1
* Electro Energy, Inc.			600	1
* DT Industries, Inc.			7,000	—
* BMC Industries, Inc.			29,237	—
				626,276

Information Technology (9.0%)
Microsoft Corp.			3,115,254	86,822
* Cisco Systems, Inc.			2,138,235	54,589
International Business Machines Corp.			530,459	50,001
Intel Corp.			2,030,207	38,838
Hewlett-Packard Co.			964,393	38,711
* Google Inc.			78,655	36,037
* Apple Computer, Inc.			300,370	27,907
* Oracle Corp.			1,463,493	26,533
QUALCOMM Inc.			581,988	24,828
* Dell Inc.			719,928	16,710
Texas Instruments, Inc.			522,660	15,732
Motorola, Inc.			851,225	15,041
* Yahoo! Inc.			431,233	13,493
* eBay Inc.			392,723	13,019
* Corning, Inc.			551,088	12,532
* EMC Corp.			776,205	10,751
Automatic Data Processing, Inc.			194,194	9,399
Applied Materials, Inc.			486,541	8,913
* Adobe Systems, Inc.			205,506	8,570
Accenture Ltd.			205,766	7,930
* Sun Microsystems, Inc.			1,240,785	7,457
First Data Corp.			269,944	7,262
Western Union Co.			269,944	5,925
* Xerox Corp.			340,316	5,748
* Symantec Corp.			330,617	5,720
* Electronic Arts Inc.			108,845	5,481
* Broadcom Corp.			165,418	5,305
* Agilent Technologies, Inc.			150,202	5,060
Electronic Data Systems Corp.			182,363	5,048
* Network Appliance, Inc.			131,283	4,794
Paychex, Inc.			120,734	4,572
* Cognizant Technology Solutions Corp.			49,954	4,409
Seagate Technology			181,999	4,241
Analog Devices, Inc.			120,491	4,156
CA, Inc.			148,423	3,846
* MEMC Electronic Materials, Inc.			62,782	3,803
KLA-Tencor Corp.			70,137	3,740
* Juniper Networks, Inc.			179,314	3,529
* SanDisk Corp.			79,658	3,489
* NVIDIA Corp.			119,285	3,433
Linear Technology Corp.			106,584	3,367
Maxim Integrated Products, Inc.			112,944	3,321
* Fiserv, Inc.			61,037	3,239
* Micron Technology, Inc.			266,347	3,217
* Intuit, Inc.			116,760	3,195
* Computer Sciences Corp.			60,633	3,161
Xilinx, Inc.			119,423	3,073
Fidelity National Information Services, Inc.			67,154	3,053
* Autodesk, Inc.			81,117	3,050
* NCR Corp.			63,371	3,027
* Marvell Technology Group Ltd.			164,700	2,769
National Semiconductor Corp.			114,315	2,760
Microchip Technology, Inc.			76,057	2,702
* Altera Corp.			127,460	2,548
MasterCard, Inc. Class A			23,900	2,539
* Advanced Micro Devices, Inc.			193,933	2,533
Harris Corp.			47,490	2,420
* LAM Research Corp.			50,451	2,388
* Akamai Technologies, Inc.			46,837	2,338
* Flextronics International Ltd.			213,674	2,338
* Affiliated Computer Services, Inc. Class A			39,426	2,321
* BMC Software, Inc.			72,451	2,231
* VeriSign, Inc.			85,813	2,156
* Citrix Systems, Inc.			64,560	2,068
* Cadence Design Systems, Inc.			98,033	2,065
* Lexmark International, Inc.			35,125	2,053
Amphenol Corp.			31,384	2,026
* Activision, Inc.			98,956	1,874
* Avaya Inc.			145,369	1,717
* Ceridian Corp.			49,199	1,714
* Avnet, Inc.			46,776	1,690
* McAfee Inc.			56,542	1,644
* Arrow Electronics, Inc.			43,047	1,625
Sabre Holdings Corp.			46,722	1,530
* BEA Systems, Inc.			131,808	1,528
* Tellabs, Inc.			149,869	1,484
* LSI Logic Corp.			141,746	1,480
* DST Systems, Inc.			19,657	1,478
* Alliance Data Systems Corp.			23,971	1,477
* Red Hat, Inc.			64,127	1,470
* Iron Mountain, Inc.			55,985	1,463
* Novellus Systems, Inc.			43,872	1,405
Jabil Circuit, Inc.			63,766	1,365
CDW Corp.			22,106	1,358
* Agere Systems Inc.			60,031	1,358
Molex, Inc.			47,004	1,326
* Brocade Communications Systems, Inc.			139,211	1,325
* Western Digital Corp.			78,285	1,316
* Synopsys, Inc.			49,896	1,309
Intersil Corp.			49,078	1,300
* Mettler-Toledo International Inc.			14,037	1,257
* Compuware Corp.			131,515	1,248
* Convergys Corp.			48,869	1,242
* salesforce.com, Inc.			28,100	1,203
* NAVTEQ Corp.			34,830	1,202
* Teradyne, Inc.			68,819	1,138
* JDS Uniphase Corp.			74,133	1,129
* Trimble Navigation Ltd.			41,538	1,115
Diebold, Inc.			23,152	1,105
* Hewitt Associates, Inc.			37,404	1,093
* Integrated Device Technology Inc.			70,716	1,090
* Hyperion Solutions Corp.			20,733	1,075
* Polycom, Inc.			31,539	1,051
* Varian Semiconductor Equipment Associates, Inc.			19,577	1,045
* Unisys Corp.			122,006	1,029
* CheckFree Corp.			27,444	1,018
* Solectron Corp.			322,738	1,017
FactSet Research Systems Inc.			15,639	983
* International Rectifier Corp.			25,529	975
Global Payments Inc.			28,398	967
* Ingram Micro, Inc. Class A			49,962	965
* F5 Networks, Inc.			14,283	952
* Cypress Semiconductor Corp.			51,103	948
* QLogic Corp.			55,660	946
* Zebra Technologies Corp. Class A			23,706	915
* CommScope, Inc.			21,196	909
* ValueClick, Inc.			34,790	909
* Novell, Inc.			120,487	870
Fair Isaac, Inc.			22,247	861
* Ciena Corp.			30,094	841
* Vishay Intertechnology, Inc.			60,063	840
Tektronix, Inc.			29,571	833
* FLIR Systems, Inc.			23,300	831
MoneyGram International, Inc.			29,790	827
* Sybase, Inc.			32,418	820
* WebEx Communications, Inc.			14,000	796
* Digital River, Inc.			14,308	791
* THQ Inc.			22,982	786
* Anixter International Inc.			11,842	781
* Atmel Corp.			154,547	777
* ON Semiconductor Corp.			86,595	772
* MICROS Systems, Inc.			14,100	761
* Parametric Technology Corp.			39,468	753
* Nuance Communications, Inc.			48,283	739
* Fairchild Semiconductor International, Inc.			43,186	722
* Equinix, Inc.			8,372	717
* FormFactor Inc.			15,800	707
* Tech Data Corp.			19,659	704
* ADC Telecommunications, Inc.			41,825	700
* Sonus Networks, Inc.			85,923	693
* Sanmina-SCI Corp.			188,122	681
Jack Henry&Associates Inc.			28,096	676
* Harris Stratex Networks, Inc. Class A			35,037	672
* Foundry Networks, Inc.			49,071	666
* ANSYS, Inc.			13,100	665
* Rambus Inc.			31,253	664
* Tessera Technologies, Inc.			16,581	659
* aQuantive, Inc.			23,400	653
* VeriFone Holdings, Inc.			17,356	637
Acxiom Corp.			29,667	635
* Kronos, Inc.			11,502	615
* Palm, Inc.			33,302	604
* Andrew Corp.			56,559	599
* Itron, Inc.			9,200	598
* Interdigital Communications Corp.			18,545	587
* Gartner, Inc. Class A			24,503	587
* Cymer, Inc.			13,941	579
* TIBCO Software Inc.			67,184	572
* Perot Systems Corp.			32,000	572
* Emulex Corp.			30,659	561
ADTRAN Inc.			22,941	559
* 3Com Corp.			140,515	549
* Arris Group Inc.			38,400	541
* Benchmark Electronics, Inc.			25,615	529
* Microsemi Corp.			25,404	529
* PMC Sierra Inc.			74,300	521
National Instruments Corp.			19,828	520
* MPS Group, Inc.			36,651	519
*^ Take-Two Interactive Software, Inc.			25,700	518
* CACI International, Inc.			10,900	511
* Silicon Laboratories Inc.			16,992	508
* MicroStrategy Inc.			4,001	506
Imation Corp.			12,478	504
* Avid Technology, Inc.			14,206	496
* BearingPoint, Inc.			64,098	491
* BISYS Group, Inc.			42,789	490
* SiRF Technology Holdings, Inc.			17,566	488
* Electronics for Imaging, Inc.			20,660	484
* Mentor Graphics Corp.			29,355	480
* Amkor Technology, Inc.			38,361	479
* Macrovision Corp.			19,100	478
* j2 Global Communications, Inc.			16,708	463
* Dolby Laboratories Inc.			13,356	461
*^ Cree, Inc.			27,566	454
Total System Services, Inc.			14,223	453
* Progress Software Corp.			14,500	452
* Atheros Communications, Inc.			18,655	446
* CNET Networks, Inc.			51,077	445
* eFunds Corp.			16,675	445
* Avocent Corp.			16,425	443
* Wright Express Corp.			14,574	442
* Transaction Systems Architects, Inc.			13,200	428
*^ RF Micro Devices, Inc.			68,138	425
* Entegris Inc.			39,638	424
* CMGI Inc.			199,743	423
* ATMI, Inc.			13,816	422
* CSG Systems International, Inc.			16,349	409
* Brooks Automation, Inc.			23,838	409
* Informatica Corp.			30,162	405
* Intermec, Inc.			17,924	400
* Semtech Corp.			29,593	399
* Paxar Corp.			13,685	393
* Applied Micro Circuits Corp.			105,961	387
* Websense, Inc.			16,800	386
* MKS Instruments, Inc.			14,953	382
Plantronics, Inc.			16,097	380
* Quest Software, Inc.			23,322	379
* Checkpoint Systems, Inc.			15,900	376
* FEI Co.			10,100	364
*^ L-1 Identity Solutions Inc.			21,886	361
* UTStarcom, Inc.			43,256	359
* Spansion Inc. Class A			29,401	358
* EarthLink, Inc.			48,253	355
Daktronics, Inc.			12,918	354
Technitrol, Inc.			13,469	353
* Dycom Industries, Inc.			13,490	352
Talx Corp.			10,515	348
* Finisar Corp.			97,855	342
* Coherent, Inc.			10,599	336
* Aeroflex, Inc.			25,430	334
* SRA International, Inc.			13,700	334
* Advent Software, Inc.			9,519	332
* Komag, Inc.			10,073	330
* Openwave Systems Inc.			39,575	323
Blackbaud, Inc.			13,081	319
Cognex Corp.			14,692	318
* Wind River Systems Inc.			31,814	316
* Trident Microsystems, Inc.			15,700	315
* RealNetworks, Inc.			39,779	312
* Cabot Microelectronics Corp.			9,307	312
* Conexant Systems, Inc.			187,870	310
* Skyworks Solutions, Inc.			53,782	309
* Lawson Software, Inc.			38,201	309
United Online, Inc.			21,849	307
* TriQuint Semiconductor, Inc.			60,789	304
* Euronet Worldwide, Inc.			11,300	304
* Witness Systems, Inc.			11,200	302
AVX Corp.			19,814	301
* Littelfuse, Inc.			7,400	300
* Global Imaging Systems, Inc.			15,400	300
* Tekelec			19,711	294
* Rofin-Sinar Technologies Inc.			4,964	294
* NETGEAR, Inc.			9,600	274
* Sigma Designs, Inc.			10,400	273
* Silicon Image, Inc.			33,371	272
Quality Systems, Inc.			6,800	272
* Rogers Corp.			6,100	271
* Insight Enterprises, Inc.			14,998	270
* Plexus Corp.			15,704	269
* Zoran Corp.			15,622	266
* ScanSource, Inc.			9,900	266
* DealerTrack Holdings Inc.			8,526	262
* Aspen Technologies, Inc.			19,900	259
* Micrel, Inc.			23,435	258
* Comtech Telecommunications Corp.			6,650	258
* ViaSat, Inc.			7,675	253
* VASCO Data Security International, Inc.			14,100	252
* Internap Network Services Corp.			15,892	250
* InfoSpace, Inc.			9,748	250
* Opsware, Inc.			34,500	250
* Axcelis Technologies, Inc.			32,683	250
* Manhattan Associates, Inc.			9,000	247
* Sycamore Networks, Inc.			65,818	246
MTS Systems Corp.			6,320	245
* Blackboard Inc.			7,298	245
* Lattice Semiconductor Corp.			41,553	243
*^ OmniVision Technologies, Inc.			18,600	241
* Keane, Inc.			17,700	240
* Sapient Corp.			35,013	240
* SAVVIS, Inc.			5,014	240
* Newport Corp.			14,660	240
* KEMET Corp.			30,863	236
* SafeNet, Inc.			8,222	233
* Omniture, Inc.			12,647	231
* Altiris, Inc.			7,000	230
* Advanced Energy Industries, Inc.			10,800	227
* Silicon Storage Technology, Inc.			45,535	224
Syntel, Inc.			6,465	224
* ANADIGICS, Inc.			18,876	223
*^ SunPower Corp. Class A			4,900	223
Black Box Corp.			6,100	223
Inter-Tel, Inc.			9,300	220
* Harmonic, Inc.			22,388	220
MAXIMUS, Inc.			6,300	217
* Interwoven Inc.			12,747	215
* CyberSource Corp.			17,100	214
* Cirrus Logic, Inc.			27,861	213
* Standard Microsystem Corp.			6,900	211
* Epicor Software Corp.			15,082	210
* Powerwave Technologies, Inc.			36,792	209
* Diodes Inc.			6,000	209
* Global Cash Access, Inc.			12,450	208
* Photronics Inc.			13,300	207
* SonicWALL, Inc.			24,556	205
* Concur Technologies, Inc.			11,700	204
* Ariba, Inc.			21,684	204
* Vignette Corp.			10,969	204
* Ansoft Corp.			6,392	202
* FARO Technologies, Inc.			7,000	202
* Hutchinson Technology, Inc.			8,600	201
Agilysys, Inc.			8,900	200
Cohu, Inc.			10,613	200
* Gateway, Inc.			90,622	198
* Brightpoint, Inc.			17,303	198
* Safeguard Scientifics, Inc.			65,318	193
* Electro Scientific Industries, Inc.			9,900	190
* ManTech International Corp.			5,700	190
* SPSS, Inc.			5,160	186
* Cogent Inc.			13,800	186
* Synaptics Inc.			7,227	185
* AMIS Holdings Inc.			16,585	182
* MRV Communications Inc.			50,260	178
* Loral Space and Communications Ltd.			3,500	178
* JDA Software Group, Inc.			11,827	178
* Veeco Instruments, Inc.			9,100	177
Methode Electronics, Inc. Class A			11,849	175
* DSP Group Inc.			9,200	175
Park Electrochemical Corp.			6,432	174
* 24/7 Real Media, Inc.			21,589	173
* C-COR Inc.			12,500	173
*^ Echelon Corp.			16,300	172
* Stratasys, Inc.			4,000	171
* Covansys Corp.			6,913	171
* Cray, Inc.			12,370	171
* The Ultimate Software Group, Inc.			6,510	170
* Chordiant Software, Inc.			16,280	168
CTS Corp.			11,900	164
* OSI Systems Inc.			6,208	164
* Novatel Wireless, Inc.			10,027	161
* Ciber, Inc.			20,126	158
* Extreme Networks, Inc.			37,190	157
* Kulicke&Soffa Industries, Inc.			16,834	156
* Perficient, Inc.			7,822	155
Gevity HR, Inc.			7,800	154
infoUSA Inc.			15,984	154
* Mindspeed Technologies, Inc.			70,845	154
* Lightbridge, Inc.			8,700	153
* Mastec Inc.			13,875	153
* Sykes Enterprises, Inc.			8,367	153
* Exar Corp.			11,471	152
* LoJack Corp.			7,969	151
Bel Fuse, Inc. Class A			4,000	151
* Rackable Systems Inc.			8,900	151
* FalconStor Software, Inc.			14,358	150
* Adaptec, Inc.			38,526	149
* eCollege.com Inc.			8,300	149
* Actel Corp.			9,000	149
Marchex, Inc.			9,581	147
* Tyler Technologies, Inc.			11,500	146
* Quantum Corp.			53,600	145
* Online Resources Corp.			12,507	143
* Smith Micro Software, Inc.			7,600	142
* Hittite Microwave Corp.			3,506	141
* Mattson Technology, Inc.			15,302	139
* Forrester Research, Inc.			4,884	139
* The Knot, Inc.			6,381	137
*^ Universal Display Corp.			9,000	136
* Symmetricom Inc.			16,350	136
* Packeteer, Inc.			10,914	136
* SYNNEX Corp.			6,300	134
* RadiSys Corp.			8,178	134
TheStreet.com, Inc.			10,767	132
Integral Systems, Inc.			5,368	130
* TTM Technologies, Inc.			13,600	130
* OYO Geospace Corp.			1,824	129
* iGATE Corp.			15,693	129
* Magma Design Automation, Inc.			10,600	127
* Mercury Computer Systems, Inc.			9,100	126
* Avanex Corp.			70,062	125
* Borland Software Corp.			23,640	125
* Blue Coat Systems, Inc.			3,367	124
* MIPS Technologies, Inc.			13,746	123
* LTX Corp.			19,997	122
* Airspan Networks Inc.			32,080	122
^ Heartland Payment Systems, Inc.			5,136	121
*^ On2 Technologies, Inc.			75,300	121
* Gerber Scientific, Inc.			11,400	121
* Zygo Corp.			7,521	120
* Iomega Corp.			32,080	120
* Agile Software Corp.			17,296	120
* Art Technology Group, Inc.			51,774	120
* NetRatings, Inc.			5,769	120
* webMethods, Inc.			16,577	119
* PC-Tel, Inc.			11,702	119
* Immersion Corp.			13,159	119
* Rudolph Technologies, Inc.			6,792	118
* Anaren, Inc.			6,685	118
* Oplink Communications, Inc.			6,483	117
* Internet Capital Group Inc.			10,834	116
*^ Bookham, Inc.			50,600	115
* Supertex, Inc.			3,456	115
* Autobytel Inc.			32,210	114
* TNS Inc.			7,000	113
*^ Bankrate, Inc.			3,137	111
* Hypercom Corp.			18,500	110
* Asyst Technologies, Inc.			15,618	110
* Netlogic Microsystems Inc.			4,100	109
* Sonic Solutions, Inc.			7,700	109
*^ TranSwitch Corp.			68,000	108
* Acacia Research - Acacia Technologies			6,700	106
* OpenTV Corp.			42,912	105
* Greenfield Online, Inc.			6,601	105
* Sirenza Microdevices, Inc.			12,149	105
* Radiant Systems, Inc.			7,950	104
* Westell Technologies, Inc.			47,500	103
* Color Kinetics Inc.			5,300	103
* Intevac, Inc.			3,900	103
* Genesis Microchip Inc.			10,930	102
* EPIQ Systems, Inc.			4,969	101
* eSPEED, Inc. Class A			10,601	101
* MapInfo Corp.			5,000	101
* Excel Technology, Inc.			3,670	100
* PLX Technology, Inc.			10,209	99
* Ixia			10,649	99
* Ultratech, Inc.			7,200	98
* Actuate Software Corp.			18,700	98
* SupportSoft, Inc.			17,268	97
* Entrust, Inc.			23,824	96
* MoSys, Inc.			11,414	96
* Interactive Intelligence Inc.			6,261	95
* LivePerson, Inc.			12,000	95
* Lionbridge Technologies, Inc.			18,491	94
* IXYS Corp.			9,093	93
* Microtune, Inc.			22,524	93
* Measurement Specialties, Inc.			4,100	92
* Tumbleweed Communications Corp.			30,163	92
* DTS Inc.			3,800	92
* Ditech Networks Inc.			11,300	92
* Smart Modular Technologies Inc.			7,058	90
* Secure Computing Corp.			11,700	90
* iBasis, Inc.			8,000	88
* Neon Communications Group Inc.			18,700	88
* Kopin Corp.			25,500	86
* SI International Inc.			3,000	86
* PC Connection, Inc.			6,014	86
* Digimarc Corp.			8,500	86
* Terremark Worldwide, Inc.			10,660	86
* Corillian Corp.			16,775	84
* Credence Systems Corp.			25,200	83
* Rimage Corp.			3,200	83
X-Rite Inc.			6,300	82
* Merix Corp.			9,904	81
* Keynote Systems Inc.			6,016	81
* Pericom Semiconductor Corp.			8,250	81
* InterVoice, Inc.			12,136	81
* Digi International, Inc.			6,300	80
* Ness Technologies Inc.			6,214	79
* Nu Horizons Electronics Corp.			7,522	79
* American Technology Corp.			19,570	78
Startek, Inc.			7,800	76
* S1 Corp.			12,623	76
* Applied Digital Solutions, Inc.			47,930	75
* Calamp Corp.			8,700	75
* WJ Communications, Inc.			43,166	75
* White Electronic Designs Corp.			11,200	75
* Semitool, Inc.			5,649	73
* KVH Industries, Inc.			7,735	72
* SeaChange International, Inc.			8,782	71
* NetScout Systems, Inc.			7,800	71
* Answerthink Consulting Group, Inc.			21,503	70
* Cherokee International Corp.			12,369	70
* Quovadx, Inc.			27,258	70
* Captaris Inc.			12,000	69
* Carreker Corp.			8,600	69
* VA Software Corp.			17,069	69
* TechTeam Global, Inc.			5,490	69
* I.D. Systems, Inc.			5,700	69
* iPass Inc.			13,409	67
* Monolithic Power Systems			5,215	67
* Integrated Silicon Solution, Inc.			12,000	67
* Edgewater Technology, Inc.			7,915	67
* Dynamics Research Corp.			5,857	67
* EMS Technologies, Inc.			3,431	66
Keithley Instruments Inc.			4,303	66
* Glenayre Technologies, Inc.			30,231	66
* Photon Dynamics, Inc.			5,200	66
* Infocrossing, Inc.			4,400	65
* i2 Technologies, Inc.			2,700	65
* Planar Systems, Inc.			7,423	64
* Presstek, Inc.			10,531	64
* ActivIdentity Corp.			12,400	63
* Advanced Analogic Technologies, Inc.			9,501	63
Molex, Inc. Class A			2,500	62
* Aware, Inc.			10,000	62
* Carrier Access Corp.			12,100	62
* PDF Solutions, Inc.			5,467	62
* DDi Corp.			8,913	61
* Ikanos Communications, Inc.			7,741	60
*^ ParkerVision, Inc.			4,500	59
* Napster, Inc.			14,231	59
* COMARCO, Inc.			6,400	58
* EMCORE Corp.			11,577	58
Renaissance Learning, Inc.			4,366	58
* GTSI Corp.			5,149	57
* Dot Hill Systems Corp.			15,489	57
NIC Inc.			10,500	56
* Saba Software, Inc.			8,559	56
* Ramtron International Corp.			20,730	56
* Nanometrics Inc.			8,204	55
* Zhone Technologies			44,085	55
* Bell Microproducts Inc.			8,500	54
* Mobius Management Systems, Inc.			7,350	54
* Tollgrade Communications, Inc.			4,300	54
*^ Transmeta Corp.			94,685	54
* LoopNet, Inc.			3,137	54
* OPNET Technologies, Inc.			3,959	53
* Ceva, Inc.			7,134	52
* Phoenix Technologies Ltd.			8,197	51
* Bottomline Technologies, Inc.			4,700	51
*^ Volterra Semiconductor Corp.			3,900	51
* Comtech Group Inc.			2,900	51
* InFocus Corp.			18,000	50
*^ Lasercard Corp.			4,256	50
* Network Equipment Technologies, Inc.			5,100	49
* Neoware Systems, Inc.			4,836	49
* Hifn, Inc.			7,967	48
* QuickLogic Corp.			17,008	48
* Globecomm Systems, Inc.			4,466	48
* STEC Inc.			6,747	47
* SM&A Corp.			6,562	47
* Embarcadero Technologies, Inc.			6,709	46
*^ Telkonet, Inc.			17,100	46
* Avici Systems Inc.			3,990	46
*^ Research Frontiers, Inc.			4,700	45
Bel Fuse, Inc. Class B			1,156	45
* FSI International, Inc.			9,808	44
* Concurrent Computer Corp.			26,200	41
* California Micro Devices Corp.			8,731	41
* Sumtotal Systems Inc.			5,064	40
* 8X8 Inc.			27,550	40
QAD Inc.			4,420	40
* Jupitermedia Corp.			6,017	40
* RightNow Technologies Inc.			2,400	39
* Liquidity Services, Inc.			2,300	39
* EFJ, Inc.			7,200	38
* Multi-Fineline Electronix, Inc.			2,500	38
Pegasystems Inc.			4,100	38
* Synchronoss Technologies, Inc.			2,100	37
* Mechanical Technology Inc.			23,454	36
* Ultra Clean Holdings, Inc.			2,100	36
* Centillium Communications, Inc.			18,720	36
* Virage Logic Corp.			4,700	34
* Lantronix, Inc.			21,000	34
^ Imergent, Inc.			1,700	33
* PLATO Learning, Inc.			7,653	32
*^ Maxwell Technologies, Inc.			2,500	31
* Ampex Corp. Class A			1,535	30
* Mobility Electronics, Inc.			9,427	29
* Computer Task Group, Inc.			6,500	29
* Applied Innovation Inc.			8,653	29
* Convera Corp.			8,758	28
* SigmaTel Inc.			8,700	27
* NMS Communications Corp.			14,700	26
* Therma-Wave Inc.			16,977	26
* LookSmart, Ltd.			6,700	26
* Endwave Corp.			2,100	25
* WebSideStory, Inc.			1,900	25
* Digital Angel Corp.			12,100	24
* Allen Organ Co. Escrow Shares			1,400	23
* Wave Systems Corp. Class A			8,326	22
* Pixelworks, Inc.			13,600	22
* Web.com, Inc.			5,020	22
* Viewpoint Corp.			43,897	22
* TransAct Technologies Inc.			3,076	21
* Interlink Electronics Inc.			6,840	21
* AuthentiDate Holding Corp.			14,539	21
* Radyne Comstream Inc.			2,300	21
* Miva Inc.			5,400	21
Cass Information Systems, Inc.			600	20
American Software, Inc. Class A			2,500	20
* SCM Microsystems, Inc.			4,700	20
* Techwell, Inc.			1,600	20
* Network Engines, Inc.			9,800	20
* Selectica, Inc.			10,200	20
* Atari, Inc.			5,872	19
* ePlus Inc.			1,800	19
* Datalink Corp.			2,405	19
* Rainmaker Systems, Inc.			2,180	18
* Overland Storage, Inc.			4,244	18
* Spectrum Control, Inc.			1,300	16
* Analysts International Corp.			8,178	16
* Leadis Technology Inc.			3,900	16
* ESS Technology, Inc.			12,000	15
* LeCroy Corp.			1,800	15
* Catapult Communications Corp.			1,521	15
* Performance Technologies, Inc.			2,900	15
* Wireless Telecom Group, Inc.			5,909	14
* Zix Corp.			7,900	14
* Telular Corp.			4,013	14
* Optical Communication Products, Inc.			10,560	14
* Callidus Software Inc.			1,800	14
* Management Network Group Inc.			7,218	13
* WorldGate Communications, Inc.			18,631	13
* Intraware, Inc.			2,307	13
* GSE Systems, Inc.			1,726	11
* BSQUARE Corp.			2,425	11
* Sunrise Telecom Inc.			3,485	10
*^ SpatiaLight, Inc.			26,800	10
* Intelli-Check Inc.			1,297	10
* Pfsweb Inc.			8,907	9
* Technology Solutions Co.			1,135	9
* Staktek Holdings Inc.			2,721	9
* Access Intergrated Technologies Inc.			1,600	9
* PlanetOut, Inc.			2,500	9
* Tut Systems, Inc.			7,400	8
* Verso Technologies, Inc.			8,718	8
* Telecommunication Systems, Inc.			2,200	8
* Inforte Corp.			2,284	8
* Cosine Communications, Inc.			2,446	8
* Qualstar Corp.			2,400	7
Printronix, Inc.			524	7
Computer Horizons Corp.			8,971	7
* Evolving Systems, Inc.			2,955	6
* FOCUS Enhancements, Inc.			4,400	6
* Superconductor Technologies Inc.			3,015	5
* CallWave, Inc.			1,600	5
* Moldflow Corp.			300	5
* MTI Technology Corp.			5,150	4
* Innovex, Inc.			1,800	3
* Kintera Inc.			1,700	3
* The SCO Group, Inc.			3,175	3
* RAE Systems, Inc.			700	2
* Optical Cable Corp.			728	—
* Media 100 Inc.			6,149	—

				850,841

Materials (2.1%)
E.I. du Pont de Nemours&Co			324,113	16,021
Dow Chemical Co.			336,546	15,434
Monsanto Co.			191,344	10,516
Alcoa Inc.			305,500	10,357
Freeport-McMoRan Copper&Gold, Inc. Class B			127,699	8,452
Praxair, Inc.			113,885	7,170
Nucor Corp.			106,441	6,933
Newmont Mining Corp. (Holding Co.)			158,809	6,668
Air Products&Chemicals, Inc.			77,706	5,747
Weyerhaeuser Co.			74,392	5,560
International Paper Co.			152,394	5,547
United States Steel Corp.			41,889	4,154
PPG Industries, Inc.			58,305	4,099
Vulcan Materials Co.			33,801	3,937
Allegheny Technologies Inc.			30,228	3,225
Ecolab, Inc.			66,379	2,854
Rohm&Haas Co.			50,302	2,602
Lyondell Chemical Co.			79,081	2,370
Temple-Inland Inc.			37,924	2,266
Martin Marietta Materials, Inc.			15,974	2,160
MeadWestvaco Corp.			64,072	1,976
Sigma-Aldrich Corp.			46,632	1,936
Eastman Chemical Co.			29,134	1,845
Sealed Air Corp.			56,892	1,798
* Domtar Corp.			183,604	1,709
* Pactiv Corp.			48,490	1,636
Ball Corp.			34,852	1,598
Celanese Corp. Series A			47,593	1,468
* Crown Holdings, Inc.			59,122	1,446
* The Mosaic Co.			54,183	1,445
* Owens-Illinois, Inc.			54,559	1,406
Steel Dynamics, Inc.			32,322	1,396
Ashland, Inc.			20,147	1,322
International Flavors&Fragrances, Inc.			27,264	1,287
Sonoco Products Co.			33,418	1,256
Lubrizol Corp.			24,343	1,254
Commercial Metals Co.			40,000	1,254
Bemis Co., Inc.			37,010	1,236
Nalco Holding Co.			50,600	1,209
Albemarle Corp.			28,490	1,178
Florida Rock Industries, Inc.			17,455	1,175
* Titanium Metals Corp.			31,428	1,128
Airgas, Inc.			24,964	1,052
Carpenter Technology Corp.			8,600	1,039
Reliance Steel&Aluminum Co.			21,340	1,033
Cabot Corp.			21,512	1,027
* Smurfit-Stone Container Corp.			89,840	1,012
FMC Corp.			13,209	996
RPM International, Inc.			42,177	974
Chaparral Steel Co.			16,400	954
Valspar Corp.			34,276	954
Cleveland-Cliffs Inc.			14,619	936
Chemtura Corp.			84,758	926
* AK Steel Holding Corp.			39,017	913
Cytec Industries, Inc.			16,036	902
AptarGroup Inc.			12,300	823
Eagle Materials, Inc.			17,824	795
* Hercules, Inc.			38,526	753
Louisiana-Pacific Corp.			37,456	751
* RTI International Metals, Inc.			8,139	741
Scotts Miracle-Gro Co.			16,764	738
Packaging Corp. of America			29,900	730
Huntsman Corp.			35,165	671
Texas Industries, Inc.			8,500	642
* W.R. Grace&Co			23,200	613
CF Industries Holdings, Inc.			15,757	607
H.B. Fuller Co.			21,400	584
* Terra Industries, Inc.			33,132	580
Quanex Corp.			13,190	559
^ Worthington Industries, Inc.			25,550	526
* OM Group, Inc.			10,589	473
Bowater Inc.			19,770	471
Silgan Holdings, Inc.			9,154	468
Greif Inc. Class A			4,100	456
Olin Corp.			25,658	435
* Brush Engineered Materials Inc.			8,900	431
Minerals Technologies, Inc.			6,800	423
* Coeur d'Alene Mines Corp.			98,900	406
MacDermid, Inc.			11,000	384
* Hecla Mining Co.			41,000	371
Sensient Technologies Corp.			14,212	366
Rock-Tenn Co.			11,033	366
Compass Minerals International, Inc.			10,600	354
Metal Management, Inc.			7,500	347
* Century Aluminum Co.			7,300	342
Spartech Corp.			11,300	332
*^ Zoltek Cos., Inc.			9,434	330
Ferro Corp.			14,676	317
* Headwaters Inc.			14,400	315
Ryerson Tull, Inc.			7,691	305
Schnitzer Steel Industries, Inc. Class A			7,300	293
Royal Gold, Inc.			8,739	263
Innospec, Inc.			4,400	254
AMCOL International Corp.			8,400	249
* Apex Silver Mines Ltd.			19,200	248
Wausau Paper Corp.			17,126	246
Neenah Paper Inc.			6,104	243
* Stillwater Mining Co.			18,795	239
* PolyOne Corp.			35,700	218
A. Schulman Inc.			9,100	214
Arch Chemicals, Inc.			6,850	214
Glatfelter			13,900	207
* Graphic Packaging Corp.			43,559	206
* Symyx Technologies, Inc.			11,558	205
* Rockwood Holdings, Inc.			7,079	196
Gibraltar Industries Inc.			8,200	185
* Landec Corp.			12,600	179
Georgia Gulf Corp.			10,717	174
Deltic Timber Corp.			3,500	168
NewMarket Corp.			4,019	163
Myers Industries, Inc.			8,461	158
A.M. Castle&Co			5,173	152
* Buckeye Technology, Inc.			11,000	143
Westlake Chemical Corp.			5,042	137
Penford Corp.			6,315	127
Schweitzer-Mauduit International, Inc.			5,050	125
Steel Technologies, Inc.			4,198	124
* Omnova Solutions Inc.			22,741	124
Tronox Inc. Class B			7,483	105
*^ Altair Nanotechnology			33,300	103
* Northwest Pipe Co.			2,550	102
Balchem Corp.			5,625	99
*^ Calgon Carbon Corp.			11,800	98
* Webco Industries, Inc.			1,030	97
Chesapeake Corp. of Virginia			6,400	97
Koppers Holdings, Inc.			3,700	95
American Vanguard Corp.			5,466	93
* Pioneer Cos., Inc.			3,116	86
* Wheeling-Pittsburgh Corp.			3,567	85
Quaker Chemical Corp.			3,000	71
* Flotek Industries, Inc.			2,500	71
* Caraustar Industries, Inc.			10,300	65
* Lesco, Inc.			4,457	64
NN, Inc.			5,080	63
* Mercer International Inc.			5,282	63
* Material Sciences Corp.			6,300	63
Great Northern Iron Ore			531	62
* U.S. Concrete, Inc.			7,558	59
* Universal Stainless&Alloy Products, Inc.			1,000	47
Tronox Inc.			3,000	43
Stepan Co.			1,600	42
Olympic Steel, Inc.			1,300	40
Wellman, Inc.			10,500	38
* Pope&Talbot, Inc.			5,304	36
NL Industries, Inc.			3,199	35
* AEP Industries, Inc.			800	34
* Constar International Inc.			3,846	34
* Maxxam Inc.			1,025	31
* U.S. Energy Corp.			4,923	26
* Nonophase Technologies Corp.			3,100	18
* Rock of Ages Corp.			1,410	7
* Canyon Resources Corp.			9,500	6
* Atlantis Plastics, Inc. Class A			1,735	3

				196,088

Telecommunication Services (2.0%)
AT&T Inc.			2,204,130	86,909
Verizon Communications Inc.			1,028,048	38,984
Sprint Nextel Corp.			978,247	18,548
Alltel Corp.			131,744	8,168
* American Tower Corp. Class A			149,945	5,840
* Qwest Communications International Inc.			573,058	5,152
* NII Holdings Inc.			49,218	3,651
Embarq Corp.			52,765	2,973
* Crown Castle International Corp.			78,962	2,537
Windstream Corp.			167,919	2,467
* Level 3 Communications, Inc.			388,471	2,370
Citizens Communications Co.			119,944	1,793
CenturyTel, Inc.			38,885	1,757
* Leap Wireless International, Inc.			17,912	1,182
Telephone&Data Systems, Inc.			18,667	1,113
Telephone&Data Systems, Inc. - Special Common Shares			17,799	995
* SBA Communications Corp.			31,400	928
* Time Warner Telecom Inc.			42,829	890
* NeuStar, Inc. Class A			23,695	674
* Dobson Communications Corp.			53,701	461
* Cincinnati Bell Inc.			86,940	409
* U.S. Cellular Corp.			5,199	382
* Cogent Communications Group, Inc.			14,860	351
* Premiere Global Services, Inc.			29,800	334
IDT Corp. Class B			22,800	259
FairPoint Communications, Inc.			13,033	250
* General Communication, Inc.			14,346	201
* Cbeyond Inc.			6,673	196
* iPCS, Inc.			3,900	191
Alaska Communications Systems Holdings, Inc.			11,800	174
USA Mobility, Inc.			8,100	161
Iowa Telecommunications Services Inc.			7,571	151
* NTELOS Holdings Corp.			7,400	142
Atlantic Tele-Network, Inc.			5,385	141
* PAETEC Holding Corp			13,000	136
* Centennial Communications Corp. Class A			15,934	131
* Global Crossing Ltd.			4,300	118
*^ Vonage Holdings Corp.			33,200	115
Surewest Communications			4,500	112
D&E Communications, Inc.			8,191	109
* Covad Communications Group, Inc.			81,487	103
CT Communications, Inc.			4,262	103
* Arbinet Holdings, Inc.			15,601	99
Consolidated Communications Holdings, Inc.			4,696	93
North Pittsburgh Systems, Inc.			4,000	87
* Fibertower Corp.			15,742	82
Hickory Tech Corp.			10,322	72
* LCC International, Inc. Class A			15,041	63
Shenandoah Telecommunications Co.			1,280	60
* InPhonic, Inc.			5,300	58
* Syniverse Holdings Inc.			5,455	57
* Echelon Telecom, Inc.			1,300	38
* Rural Cellular Corp. Class A			2,500	30
* Wireless Facilities, Inc.			14,716	19
* Boston Communications Group, Inc.			5,700	10
IDT Corp.			800	9
* Metro One Telecommunications, Inc.			2,047	4
* Primus Telecommunications Group, Inc.			7,800	4
* Pac-West Telecom, Inc.			6,006	1
* Trinsic Inc.			1,091	-

				192,447

Utilities (2.3%)
Exelon Corp.			236,307	16,237
Dominion Resources, Inc.			124,700	11,070
TXU Corp.			153,740	9,855
Southern Co.			261,702	9,591
Duke Energy Corp.			442,001	8,968
FPL Group, Inc.			135,495	8,288
Entergy Corp.			72,951	7,654
Public Service Enterprise Group, Inc.			88,898	7,382
FirstEnergy Corp.			107,522	7,122
American Electric Power Co., Inc.			139,343	6,793
PG&E Corp.			125,042	6,036
Constellation Energy Group, Inc.			63,454	5,517
PPL Corp.			134,531	5,502
Edison International			109,117	5,361
Sempra Energy			83,140	5,072
* AES Corp.			233,951	5,035
Consolidated Edison Inc.			90,450	4,618
Progress Energy, Inc.			85,155	4,295
Ameren Corp.			72,676	3,656
* Mirant Corp.			90,138	3,647
Xcel Energy, Inc.			143,623	3,546
* NRG Energy, Inc.			42,464	3,059
DTE Energy Co.			62,741	3,005
* Allegheny Energy, Inc.			58,379	2,869
Questar Corp.			30,324	2,705
KeySpan Corp.			61,982	2,551
NiSource, Inc.			96,279	2,353
* Reliant Energy, Inc.			109,016	2,215
Wisconsin Energy Corp.			41,452	2,011
Pepco Holdings, Inc.			67,664	1,964
Equitable Resources, Inc.			40,532	1,959
CenterPoint Energy Inc.			105,014	1,884
Alliant Energy Corp.			41,363	1,854
Northeast Utilities			54,494	1,786
Pinnacle West Capital Corp.			35,182	1,698
SCANA Corp.			39,224	1,693
ONEOK, Inc.			37,094	1,669
MDU Resources Group, Inc.			57,371	1,649
Integrys Energy Group, Inc.			26,346	1,462
CMS Energy Corp.			78,776	1,402
* Sierra Pacific Resources			77,914	1,354
Energy East Corp.			55,294	1,347
NSTAR			37,898	1,331
* Dynegy, Inc.			141,802	1,313
TECO Energy, Inc.			74,193	1,277
OGE Energy Corp.			32,280	1,252
DPL Inc.			40,026	1,244
Energen Corp.			24,362	1,240
National Fuel Gas Co.			28,143	1,217
AGL Resources Inc.			27,529	1,176
Southern Union Co.			36,097	1,097
Puget Energy, Inc.			41,431	1,064
^ Aqua America, Inc.			46,899	1,053
UGI Corp. Holding Co.			37,500	1,002
Atmos Energy Corp.			31,036	971
Great Plains Energy, Inc.			28,462	924
PNM Resources Inc.			27,003	872
Westar Energy, Inc.			30,784	847
Vectren Corp.			27,004	772
Nicor Inc.			15,934	772
Hawaiian Electric Industries Inc.			28,704	746
Piedmont Natural Gas, Inc.			26,700	704
ITC Holdings Corp.			14,447	625
Southwest Gas Corp.			14,727	572
Duquesne Light Holdings, Inc.			27,953	553
* Aquila, Inc.			131,994	552
WGL Holdings Inc.			17,224	551
Cleco Corp.			20,616	533
IDACORP, Inc.			15,300	518
New Jersey Resources Corp.			10,000	501
UniSource Energy Corp.			12,700	477
* El Paso Electric Co.			17,521	462
Avista Corp.			18,666	452
Northwest Natural Gas Co.			9,850	450
NorthWestern Corp.			12,583	446
Black Hills Corp.			11,815	434
ALLETE, Inc.			9,075	423
South Jersey Industries, Inc.			9,400	358
Empire District Electric Co.			12,700	315
Otter Tail Corp.			8,468	290
UIL Holdings Corp.			7,833	272
American States Water Co.			7,357	271
CH Energy Group, Inc.			5,500	268
MGE Energy, Inc.			6,700	238
Portland General Electric Co.			7,800	228
California Water Service Group			5,913	227
SJW Corp.			5,500	223
The Laclede Group, Inc.			6,600	205
Ormat Technologies Inc.			4,100	172
Cascade Natural Gas Corp.			5,957	157
EnergySouth, Inc.			2,784	117
* Cadiz Inc.			4,495	114
Southwest Water Co.			7,227	104
Connecticut Water Services, Inc.			4,263	103
Central Vermont Public Service Corp.			3,330	96
Green Mountain Power Corp.			2,300	80
Middlesex Water Co.			3,466	64
Consolidated Water Co., Ltd.			2,669	63
* SEMCO Energy, Inc.			6,100	46
* Maine&Maritimes Corp.			2,100	40
Chesapeake Utilities Corp.			1,000	31
The York Water Co.			1,053	18
Florida Public Util. Co.			1,050	13
RGC Resources, Inc.			99	3

				220,273

Total Common Stocks
(Cost $3,690,184)				5,614,163

			Face
		Maturity	Amount
	Coupon	Date	($000)

U.S. Government and Agency Obligations (27.0%)

U.S. Government Securities (9.0%)
U.S. Treasury Bond	10.375%	11/15/2012	4,000	4,128
U.S. Treasury Bond	3.625%	5/15/2013	1,275	1,213
U.S. Treasury Bond	12.000%	8/15/2013	9,000	9,857
U.S. Treasury Bond	13.250%	5/15/2014	2,000	2,347
U.S. Treasury Bond	11.750%	11/15/2014	2,000	2,351
U.S. Treasury Bond	11.250%	2/15/2015	9,450	13,528
U.S. Treasury Bond	10.625%	8/15/2015	1,215	1,715
U.S. Treasury Bond	7.250%	5/15/2016	28,090	33,418
U.S. Treasury Bond	7.500%	11/15/2016	975	1,185
U.S. Treasury Bond	8.750%	5/15/2017	35,600	47,053
U.S. Treasury Bond	8.875%	8/15/2017	34,975	46,763
U.S. Treasury Bond	9.125%	5/15/2018	450	618
U.S. Treasury Bond	9.000%	11/15/2018	500	687
U.S. Treasury Bond	8.875%	2/15/2019	200	273
U.S. Treasury Bond	8.125%	8/15/2019	2,305	3,010
U.S. Treasury Bond	8.500%	2/15/2020	11,100	14,961
U.S. Treasury Bond	8.750%	5/15/2020	5,025	6,912
U.S. Treasury Bond	8.750%	8/15/2020	7,375	10,170
U.S. Treasury Bond	7.875%	2/15/2021	6,795	8,826
U.S. Treasury Bond	8.125%	5/15/2021	840	1,115
U.S. Treasury Bond	8.125%	8/15/2021	15,425	20,525
U.S. Treasury Bond	8.000%	11/15/2021	1,120	1,480
U.S. Treasury Bond	7.250%	8/15/2022	600	750
U.S. Treasury Bond	7.125%	2/15/2023	325	403
U.S. Treasury Bond	6.250%	8/15/2023	175	201
U.S. Treasury Bond	7.625%	2/15/2025	19,000	25,036
U.S. Treasury Bond	6.875%	8/15/2025	1,850	2,281
U.S. Treasury Bond	6.000%	2/15/2026	200	226
U.S. Treasury Bond	6.750%	8/15/2026	13,320	16,317
U.S. Treasury Bond	6.625%	2/15/2027	4,220	5,117
U.S. Treasury Bond	6.375%	8/15/2027	6,245	7,396
U.S. Treasury Bond	5.500%	8/15/2028	2,750	2,957
U.S. Treasury Bond	5.250%	11/15/2028	350	365
U.S. Treasury Bond	5.250%	2/15/2029	850	887
U.S. Treasury Bond	6.125%	8/15/2029	5,120	5,954
U.S. Treasury Bond	6.250%	5/15/2030	1,055	1,250
U.S. Treasury Bond	5.375%	2/15/2031	10,475	11,164
U.S. Treasury Bond	4.500%	2/15/2036	120	113
U.S. Treasury Note	3.000%	11/15/2007	1,775	1,753
U.S. Treasury Note	4.375%	12/31/2007	2,950	2,936
U.S. Treasury Note	4.375%	1/31/2008	5,155	5,130
U.S. Treasury Note	3.000%	2/15/2008	8,700	8,556
U.S. Treasury Note	3.375%	2/15/2008	31,850	31,422
U.S. Treasury Note	4.625%	3/31/2008	10,150	10,122
U.S. Treasury Note	4.875%	4/30/2008	40,425	40,419
U.S. Treasury Note	5.625%	5/15/2008	7,785	7,848
U.S. Treasury Note	4.875%	5/31/2008	21,500	21,510
U.S. Treasury Note	5.125%	6/30/2008	1,325	1,330
U.S. Treasury Note	5.000%	7/31/2008	5,000	5,013
U.S. Treasury Note	4.875%	8/31/2008	10,725	10,737
U.S. Treasury Note	4.625%	9/30/2008	1,994	1,991
U.S. Treasury Note	3.125%	10/15/2008	3,600	3,515
U.S. Treasury Note	4.875%	10/31/2008	125	125
U.S. Treasury Note	3.375%	11/15/2008	2,875	2,816
U.S. Treasury Note	4.375%	11/15/2008	600	597
U.S. Treasury Note	4.750%	12/31/2008	775	776
U.S. Treasury Note	3.250%	1/15/2009	2,000	1,952
U.S. Treasury Note	3.000%	2/15/2009	2,280	2,213
U.S. Treasury Note	4.500%	2/15/2009	3,925	3,915
U.S. Treasury Note	3.875%	5/15/2009	27,187	26,788
U.S. Treasury Note	4.875%	5/15/2009	19,500	19,604
U.S. Treasury Note	4.000%	6/15/2009	2,170	2,143
U.S. Treasury Note	3.625%	7/15/2009	26,530	25,983
U.S. Treasury Note	3.500%	8/15/2009	16,950	16,542
U.S. Treasury Note	4.875%	8/15/2009	1,425	1,434
U.S. Treasury Note	6.000%	8/15/2009	30,885	31,845
U.S. Treasury Note	3.375%	10/15/2009	5,135	4,990
U.S. Treasury Note	4.625%	11/15/2009	6,875	6,885
U.S. Treasury Note	3.625%	1/15/2010	2,425	2,366
U.S. Treasury Note	3.500%	2/15/2010	3,275	3,183
U.S. Treasury Note	6.500%	2/15/2010	10,035	10,554
U.S. Treasury Note	4.000%	3/15/2010	3,300	3,251
U.S. Treasury Note	4.000%	4/15/2010	6,875	6,769
U.S. Treasury Note	3.875%	5/15/2010	51,450	50,469
U.S. Treasury Note	4.125%	8/15/2010	2,125	2,098
U.S. Treasury Note	4.250%	10/15/2010	985	976
U.S. Treasury Note	4.500%	11/15/2010	195	195
U.S. Treasury Note	4.375%	12/15/2010	2,070	2,059
U.S. Treasury Note	4.250%	1/15/2011	5,010	4,961
U.S. Treasury Note	4.500%	2/28/2011	200	200
U.S. Treasury Note	4.750%	3/31/2011	23,725	23,903
U.S. Treasury Note	4.875%	4/30/2011	1,875	1,898
U.S. Treasury Note	4.875%	5/31/2011	7,175	7,264
U.S. Treasury Note	5.125%	6/30/2011	1,385	1,416
U.S. Treasury Note	4.875%	7/31/2011	21,775	22,054
U.S. Treasury Note	4.500%	9/30/2011	2,905	2,900
U.S. Treasury Note	4.625%	12/31/2011	1,350	1,354
U.S. Treasury Note	4.750%	1/31/2012	3,425	3,454
U.S. Treasury Note	4.000%	11/15/2012	975	949
U.S. Treasury Note	3.875%	2/15/2013	195	188
U.S. Treasury Note	4.250%	11/15/2013	2,100	2,060
U.S. Treasury Note	4.000%	2/15/2014	24,630	23,756
U.S. Treasury Note	4.750%	5/15/2014	775	782
U.S. Treasury Note	4.250%	8/15/2014	25,550	24,971
U.S. Treasury Note	4.250%	11/15/2014	27,350	26,696
U.S. Treasury Note	4.875%	8/15/2016	70	71

				844,239

Agency Bonds and Notes (3.9%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	1,400	1,356
1 Federal Farm Credit Bank	3.375%	7/15/2008	900	882
1 Federal Farm Credit Bank	3.750%	1/15/2009	1,275	1,249
1 Federal Farm Credit Bank	4.125%	4/15/2009	700	691
1 Federal Farm Credit Bank	5.000%	10/23/2009	1,000	1,004
1 Federal Farm Credit Bank	5.375%	7/18/2011	3,050	3,114
1 Federal Farm Credit Bank	5.125%	8/25/2016	925	931
1 Federal Farm Credit Bank	4.875%	1/17/2017	850	837
1 Federal Home Loan Bank	5.125%	4/16/2008	500	501
1 Federal Home Loan Bank	5.125%	6/18/2008	10,150	10,160
1 Federal Home Loan Bank	5.125%	8/8/2008	5,000	5,010
1 Federal Home Loan Bank	3.875%	8/22/2008	17,500	17,238
1 Federal Home Loan Bank	5.800%	9/2/2008	2,500	2,529
1 Federal Home Loan Bank	5.865%	9/2/2008	1,300	1,315
1 Federal Home Loan Bank	5.000%	2/20/2009	7,500	7,516
1 Federal Home Loan Bank	5.375%	7/17/2009	1,425	1,441
1 Federal Home Loan Bank	5.000%	9/18/2009	2,000	2,008
1 Federal Home Loan Bank	5.000%	12/11/2009	425	426
1 Federal Home Loan Bank	3.875%	1/15/2010	1,200	1,172
1 Federal Home Loan Bank	4.375%	3/17/2010	2,000	1,977
1 Federal Home Loan Bank	7.625%	5/14/2010	8,800	9,507
1 Federal Home Loan Bank	5.375%	8/19/2011	7,275	7,426
1 Federal Home Loan Bank	4.875%	11/18/2011	1,650	1,652
1 Federal Home Loan Bank	5.750%	5/15/2012	1,700	1,769
1 Federal Home Loan Bank	5.375%	6/14/2013	250	256
1 Federal Home Loan Bank	5.125%	8/14/2013	6,825	6,899
1 Federal Home Loan Bank	4.500%	9/16/2013	5,050	4,930
1 Federal Home Loan Bank	5.250%	6/18/2014	4,125	4,221
1 Federal Home Loan Bank	5.375%	5/18/2016	2,500	2,567
1 Federal Home Loan Bank	5.625%	6/13/2016	300	311
1 Federal Home Loan Bank	4.750%	12/16/2016	2,275	2,226
1 Federal Home Loan Bank	5.250%	12/11/2020	1,000	1,010
1 Federal Home Loan Bank	5.625%	6/11/2021	1,000	1,051
1 Federal Home Loan Bank	5.500%	7/15/2036	250	258
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	15,200	14,995
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	5,000	5,002
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	26,000	26,216
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	8,150	8,490
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,000	4,239
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	10,025	9,819
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	865	921
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	700	698
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,750	2,868
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	1,000	1,016
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	9,000	9,341
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	10,400	10,530
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,650	1,618
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,400	1,370
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	6,450	6,433
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	6,550	6,576
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	1,000	983
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	3,425	3,362
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,500	2,983
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	4,100	4,894
1 Federal National Mortgage Assn	4.875%	4/10/2008	7,325	7,314
1 Federal National Mortgage Assn	6.000%	5/15/2008	18,000	18,184
1 Federal National Mortgage Assn	3.875%	7/15/2008	20,000	19,724
1 Federal National Mortgage Assn	4.500%	10/15/2008	275	273
1 Federal National Mortgage Assn	3.375%	12/15/2008	500	488
1 Federal National Mortgage Assn	5.250%	1/15/2009	775	780
1 Federal National Mortgage Assn	4.875%	4/15/2009	5,000	5,006
1 Federal National Mortgage Assn	7.250%	1/15/2010	6,720	7,141
1 Federal National Mortgage Assn	7.125%	6/15/2010	1,000	1,068
1 Federal National Mortgage Assn	6.625%	11/15/2010	1,650	1,747
1 Federal National Mortgage Assn	6.250%	2/1/2011	1,425	1,487
1 Federal National Mortgage Assn	5.125%	4/15/2011	750	758
1 Federal National Mortgage Assn	6.000%	5/15/2011	7,300	7,601
1 Federal National Mortgage Assn	5.000%	10/15/2011	10,200	10,260
1 Federal National Mortgage Assn	6.125%	3/15/2012	7,950	8,391
1 Federal National Mortgage Assn	4.375%	9/15/2012	2,025	1,980
1 Federal National Mortgage Assn	4.750%	2/21/2013	1,000	992
1 Federal National Mortgage Assn	4.375%	3/15/2013	1,550	1,510
1 Federal National Mortgage Assn	4.625%	5/1/2013	700	687
1 Federal National Mortgage Assn	4.625%	10/15/2013	13,250	13,068
1 Federal National Mortgage Assn	5.125%	1/2/2014	975	983
1 Federal National Mortgage Assn	4.375%	10/15/2015	2,000	1,915
1 Federal National Mortgage Assn	5.250%	9/15/2016	2,525	2,570
1 Federal National Mortgage Assn	4.875%	12/15/2016	525	519
1 Federal National Mortgage Assn	5.000%	2/13/2017	1,975	1,970
1 Federal National Mortgage Assn	7.125%	1/15/2030	2,550	3,169
1 Federal National Mortgage Assn	7.250%	5/15/2030	5,450	6,838
1 Federal National Mortgage Assn	6.625%	11/15/2030	1,850	2,183
Private Export Funding Corp.	7.200%	1/15/2010	6,900	7,311
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	500	515
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	375	381
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	300	303
1 Tennessee Valley Auth	5.375%	11/13/2008	2,400	2,417
1 Tennessee Valley Auth	7.125%	5/1/2030	4,000	4,977
1 Tennessee Valley Auth	5.375%	4/1/2056	375	378

				372,682

Mortgage-Backed Securities (14.1%)
Conventional Mortgage-Backed Securities (13.8%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-2/1/2021	20,793	19,806
1,2 Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-10/1/2035	50,745	48,952
1,2 Federal Home Loan Mortgage Corp.	5.000%	12/1/2007-3/1/2037	147,483	143,560
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/2007-3/1/2037	167,064	165,680
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-1/1/2037	109,483	110,565
1,2 Federal Home Loan Mortgage Corp.	6.500%	2/1/2008-10/1/2036	23,101	23,649
1,2 Federal Home Loan Mortgage Corp.	7.000%	11/1/2007-8/1/2036	7,655	7,913
1,2 Federal Home Loan Mortgage Corp.	7.500%	12/1/2007-1/1/2032	974	1,012
1,2 Federal Home Loan Mortgage Corp.	8.000%	12/1/2007-10/1/2031	866	898
1,2 Federal Home Loan Mortgage Corp.	8.500%	11/1/2007-5/1/2030	122	129
1,2 Federal Home Loan Mortgage Corp.	9.000%	10/1/2021-4/1/2030	77	83
1,2 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-4/1/2025	33	35
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-4/1/2025	17	17
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	8,379	7,979
1,2 Federal National Mortgage Assn	4.500%	7/1/2011-10/1/2035	67,432	64,852
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-1/1/2037	188,163	183,052
1,2 Federal National Mortgage Assn	5.500%	11/1/2008-2/1/2037	210,243	208,605
1,2 Federal National Mortgage Assn	5.750%	3/1/2037	4,238	4,286
1,2 Federal National Mortgage Assn	6.000%	10/1/2008-2/1/2037	106,480	107,491
1,2 Federal National Mortgage Assn	6.500%	8/1/2008-11/1/2036	49,668	50,817
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-4/1/2035	7,503	7,779
1,2 Federal National Mortgage Assn	7.500%	8/1/2007-12/1/2032	2,080	2,154
1,2 Federal National Mortgage Assn	8.000%	7/1/2007-1/1/2031	303	317
1,2 Federal National Mortgage Assn	8.500%	11/1/2009-9/1/2030	188	197
1,2 Federal National Mortgage Assn	9.000%	10/1/2016-8/1/2026	55	59
1,2 Federal National Mortgage Assn	9.500%	5/1/2016-2/1/2025	13	14
1,2 Federal National Mortgage Assn	10.000%	1/1/2020-8/1/2021	2	3
1,2 Federal National Mortgage Assn	10.500%	8/1/2020	2	2
2 Government National Mortgage Assn	4.500%	8/15/2018-7/15/2035	3,744	3,594
2 Government National Mortgage Assn	5.000%	3/15/2018-1/20/2037	29,014	28,295
2 Government National Mortgage Assn	5.500%	3/15/2015-2/20/2037	47,206	46,943
2 Government National Mortgage Assn	6.000%	3/15/2009-2/20/2037	33,988	34,417
2 Government National Mortgage Assn	6.500%	1/15/2009-1/20/2037	15,272	15,666
2 Government National Mortgage Assn	7.000%	5/15/2008-8/15/2032	4,102	4,263
2 Government National Mortgage Assn	7.500%	5/15/2008-3/15/2032	1,152	1,198
2 Government National Mortgage Assn	8.000%	9/15/2009-3/15/2032	698	729
2 Government National Mortgage Assn	8.500%	3/15/2017-7/15/2030	104	110
2 Government National Mortgage Assn	9.000%	6/15/2016-2/15/2030	126	135
2 Government National Mortgage Assn	9.500%	9/15/2018-1/15/2025	30	32
2 Government National Mortgage Assn	10.000%	10/15/2017-3/15/2019	3	4
2 Government National Mortgage Assn	11.000%	12/15/2015	2	2
Non-Conventional Mortgage-Backed Securities (0.3%)
1,2 Federal Home Loan Mortgage Corp.	4.669%	12/1/2035	2,343	2,319
1,2 Federal Home Loan Mortgage Corp.	4.787%	7/1/2035	3,213	3,179
1,2 Federal Home Loan Mortgage Corp.	5.435%	3/1/2037	1,500	1,500
1,2 Federal National Mortgage Assn	4.425%	8/1/2035	3,500	3,475
1,2 Federal National Mortgage Assn	4.780%	4/1/2036	3,491	3,492
1,2 Federal National Mortgage Assn	5.670%	3/1/2037	1,750	1,770
1,2 Federal National Mortgage Assn	5.676%	1/1/2037	1,735	1,752
1,2 Federal National Mortgage Assn	5.700%	3/1/2037	4,799	4,848
1,2 Federal National Mortgage Assn	5.707%	2/1/2037	3,545	3,584
1,2 Federal National Mortgage Assn	5.744%	12/1/2036	4,955	5,013

				1,326,226

Total U.S. Government and Agency Obligations
(Cost $2,542,688)				2,543,147

Corporate Bonds (10.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
2,3 American Express Credit Account Master Trust	5.320%	1/18/2011	745	746
2,3 American Express Credit Account Master Trust	5.430%	9/15/2010	12,800	12,829
2,3 American Express Credit Account Master Trust	5.430%	10/15/2010	1,800	1,804
2,3 American Express Credit Account Master Trust	5.460%	3/15/2010	9,000	9,008
2,3 Bank One Issuance Trust	5.430%	12/15/2010	13,000	13,027
2,3 Bank One Issuance Trust	5.430%	1/15/2010	710	710
2,3 Bank One Issuance Trust	5.440%	6/15/2010	7,000	7,005
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	4,000	4,060
2,3 Capital One Multi-Asset Execution Trust	5.500%	9/15/2011	5,000	5,022
2,3 Capital One Multi-Asset Execution Trust	5.590%	7/15/2010	2,000	2,003
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	2,000	1,964
2,3 Chase Credit Card Master Trust	5.440%	2/15/2010	4,500	4,500
2,3 Chase Credit Card Master Trust	5.440%	1/17/2011	5,500	5,517
2,3 Chase Issuance Trust	5.330%	12/15/2010	24,000	24,026
2 Chase Issuance Trust	4.650%	12/17/2012	3,300	3,278
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	4,000	3,906
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	2,000	1,960
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	2,000	2,034
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	1,700	2,001
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	481	502
2 Countrywide Home Loans	4.048%	5/25/2033	787	774
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,950	6,847
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	3,000	3,007
2,3 Discover Card Master Trust I	5.350%	4/16/2010	33,000	33,025
2,3 Discover Card Master Trust I	5.450%	8/15/2010	2,000	2,004
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	350	365
2,3 Fleet Credit Card Master Trust II	5.460%	4/15/2010	4,000	4,005
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	1,645	1,636
2,3 GE Capital Credit Card Master Note Trust	5.360%	9/15/2010	22,000	22,014
2,3 GE Capital Credit Card Master Note Trust	5.370%	6/15/2010	5,595	5,596
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	5,300	5,327
2,3 Gracechurch Card Funding PLC	5.330%	9/15/2010	9,000	9,013
2,3 Gracechurch Card Funding PLC	5.340%	11/16/2009	15,000	15,011
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	559	555
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	3,521	3,507
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	2,200	2,206
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	2,025	2,012
2,3 MBNA Credit Card Master Note Trust	5.320%	12/15/2010	25,000	25,028
2,3 MBNA Credit Card Master Note Trust	5.450%	2/15/2011	9,000	9,029
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	4,550	4,508
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	5,800	6,086
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,050	1,043
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	5,518	5,483
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	825	809
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,000	2,235
2 Salomon Brothers Mortgage Securities VII	4.113%	9/25/2033	2,087	2,055
2 USAA Auto Owner Trust	4.550%	2/16/2010	3,550	3,532
2 USAA Auto Owner Trust	5.360%	2/15/2011	1,800	1,810
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	3,181	3,174
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	1,564	1,556

				289,154

Finance (3.3%)
Banking (1.3%)
Abbey National PLC	7.950%	10/26/2029	1,275	1,609
AmSouth Bank NA	5.200%	4/1/2015	650	639
BB&T Corp.	6.500%	8/1/2011	375	394
BB&T Corp.	4.750%	10/1/2012	300	294
BB&T Corp.	5.200%	12/23/2015	475	466
BB&T Corp.	5.625%	9/15/2016	500	504
BB&T Corp.	5.250%	11/1/2019	400	388
BB&T Corp.	6.750%	6/7/2036	1,100	1,187
Bank One Corp.	6.000%	2/17/2009	1,000	1,016
Bank One Corp.	7.875%	8/1/2010	375	406
Bank One Corp.	5.900%	11/15/2011	350	360
Bank One Corp.	5.250%	1/30/2013	575	573
Bank of America Corp.	4.375%	12/1/2010	4,000	3,908
Bank of America Corp.	4.750%	8/15/2013	1,000	969
Bank of America Corp.	5.375%	6/15/2014	475	476
Bank of America Corp.	5.125%	11/15/2014	775	765
Bank of America Corp.	5.250%	12/1/2015	725	715
Bank of America Corp.	5.750%	8/15/2016	275	280
Bank of America Corp.	5.625%	10/14/2016	1,875	1,909
Bank of America Corp.	5.300%	3/15/2017	975	961
4 Bank of America Corp.	5.420%	3/15/2017	1,200	1,191
Bank of America Corp.	5.625%	3/8/2035	350	329
Bank of America Corp.	6.000%	10/15/2036	600	602
Bank of New York Co., Inc.	4.950%	1/14/2011	500	498
Bank of New York Co., Inc.	4.950%	3/15/2015	800	775
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	545
BankBoston NA	6.375%	4/15/2008	1,000	1,006
2 Barclays Bank PLC	6.278%	12/29/2049	350	333
Charter One Bank N.A	5.500%	4/26/2011	1,700	1,727
Citigroup, Inc.	3.625%	2/9/2009	125	122
Citigroup, Inc.	4.250%	7/29/2009	675	664
Citigroup, Inc.	4.625%	8/3/2010	1,550	1,531
Citigroup, Inc.	6.500%	1/18/2011	1,125	1,178
Citigroup, Inc.	5.100%	9/29/2011	2,425	2,419
Citigroup, Inc.	6.000%	2/21/2012	400	414
Citigroup, Inc.	5.250%	2/27/2012	500	502
Citigroup, Inc.	5.000%	9/15/2014	4,775	4,656
Citigroup, Inc.	4.875%	5/7/2015	200	192
Citigroup, Inc.	5.300%	1/7/2016	800	795
Citigroup, Inc.	5.500%	2/15/2017	100	99
Citigroup, Inc.	6.625%	6/15/2032	1,050	1,136
Citigroup, Inc.	5.875%	2/22/2033	825	810
Citigroup, Inc.	6.000%	10/31/2033	300	300
Citigroup, Inc.	5.850%	12/11/2034	50	50
Colonial Bank NA	6.375%	12/1/2015	150	153
Comerica Bank	5.750%	11/21/2016	750	753
Comerica Bank	5.200%	8/22/2017	300	287
Compass Bank	5.900%	4/1/2026	225	220
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,750	3,673
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	400	398
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	225	224
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	750	753
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	260
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	1,600	1,687
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	1,000	967
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	350	345
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	200	233
Deutsche Bank Financial LLC	5.375%	3/2/2015	900	898
Fifth Third Bank	3.375%	8/15/2008	300	293
Fifth Third Bank	4.200%	2/23/2010	550	538
Fifth Third Bank	4.750%	2/1/2015	325	311
First Tennessee Bank	5.050%	1/15/2015	200	193
FirstStar Bank	7.125%	12/1/2009	750	789
Fleet Capital Trust II	7.920%	12/11/2026	500	520
Fleet Financial Group, Inc.	6.875%	1/15/2028	600	670
4 HBOS Treasury Services PLC	5.250%	2/21/2017	1,950	1,963
HSBC Bank USA	4.625%	4/1/2014	325	311
HSBC Bank USA	5.875%	11/1/2034	300	296
HSBC Bank USA	5.625%	8/15/2035	900	860
HSBC Holdings PLC	7.500%	7/15/2009	500	525
HSBC Holdings PLC	5.250%	12/12/2012	625	624
HSBC Holdings PLC	7.625%	5/17/2032	400	472
HSBC Holdings PLC	7.350%	11/27/2032	400	467
HSBC Holdings PLC	6.500%	5/2/2036	925	976
J.P. Morgan, Inc.	6.000%	1/15/2009	975	989
JP Morgan Chase Capital XXII	6.450%	2/2/2037	350	350
JPM Capital Trust	6.550%	9/29/2036	600	601
JPMorgan Capital Trust	5.875%	3/15/2035	1,400	1,332
JPMorgan Chase&Co	3.625%	5/1/2008	410	404
JPMorgan Chase&Co	3.500%	3/15/2009	1,975	1,919
JPMorgan Chase&Co	6.750%	2/1/2011	300	316
JPMorgan Chase&Co	5.600%	6/1/2011	300	305
JPMorgan Chase&Co	4.500%	1/15/2012	675	657
JPMorgan Chase&Co	6.625%	3/15/2012	375	398
JPMorgan Chase&Co	5.750%	1/2/2013	400	408
JPMorgan Chase&Co	5.375%	1/15/2014	150	151
JPMorgan Chase&Co	4.875%	3/15/2014	640	619
JPMorgan Chase&Co	5.125%	9/15/2014	375	369
JPMorgan Chase&Co	4.750%	3/1/2015	125	120
JPMorgan Chase&Co	5.250%	5/1/2015	1,275	1,261
JPMorgan Chase&Co	5.150%	10/1/2015	1,150	1,125
JPMorgan Chase&Co	5.875%	6/13/2016	1,650	1,685
Key Bank NA	5.800%	7/1/2014	150	153
Key Bank NA	4.950%	9/15/2015	725	696
Key Bank NA	5.450%	3/3/2016	300	298
MBNA America Bank NA	4.625%	8/3/2009	250	248
MBNA Corp.	6.125%	3/1/2013	500	520
MBNA Corp.	5.000%	6/15/2015	200	194
Marshall&Ilsley Bank	4.850%	6/16/2015	375	360
Marshall&Ilsley Bank	5.000%	1/17/2017	750	722
Marshall&Ilsley Corp.	4.375%	8/1/2009	75	74
Mellon Capital II	7.995%	1/15/2027	1,250	1,301
Mellon Funding Corp.	5.000%	12/1/2014	250	244
NB Capital Trust IV	8.250%	4/15/2027	1,000	1,040
National City Corp.	3.200%	4/1/2008	1,500	1,467
North Fork Bancorp., Inc.	5.875%	8/15/2012	600	609
PNC Bank NA	4.875%	9/21/2017	1,500	1,425
PNC Funding Corp.	5.250%	11/15/2015	250	246
Popular North America, Inc.	4.250%	4/1/2008	400	393
Regions Financial Corp.	4.500%	8/8/2008	400	396
Regions Financial Corp.	7.000%	3/1/2011	750	797
Regions Financial Corp.	7.750%	3/1/2011	1,000	1,087
Regions Financial Corp.	6.375%	5/15/2012	75	79
Republic New York Corp.	7.750%	5/15/2009	300	316
Royal Bank of Canada	4.125%	1/26/2010	1,000	978
Royal Bank of Canada	5.650%	7/20/2011	250	256
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	1,525	1,768
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	325	339
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	250	248
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	975	956
Santander Central Hispano Issuances	7.625%	9/14/2010	400	431
Santander Finance Issuances	6.375%	2/15/2011	1,075	1,121
Sanwa Bank Ltd.	8.350%	7/15/2009	1,025	1,094
Sanwa Bank Ltd.	7.400%	6/15/2011	1,625	1,755
Southtrust Corp.	5.800%	6/15/2014	300	306
Sovereign Bancorp, Inc.	4.800%	9/1/2010	575	566
Sovereign Bank	5.125%	3/15/2013	250	245
State Street Capital Trust	5.300%	1/15/2016	300	297
Sumitomo Bank International Finance NV	8.500%	6/15/2009	800	854
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	975	1,089
SunTrust Banks, Inc.	6.375%	4/1/2011	500	522
SunTrust Banks, Inc.	5.200%	1/17/2017	750	729
SunTrust Banks, Inc.	5.450%	12/1/2017	100	100
2 Suntrust Capital	6.100%	12/1/2066	175	166
Swiss Bank Corp.	7.000%	10/15/2015	750	833
Synovus Financial Corp.	5.125%	6/15/2017	500	485
UFJ Finance Aruba AEC	6.750%	7/15/2013	500	535
US Bank NA	4.400%	8/15/2008	350	347
US Bank NA	6.375%	8/1/2011	250	262
US Bank NA	6.300%	2/4/2014	250	264
US Bank NA	4.950%	10/30/2014	650	632
Union Bank of California NA	5.950%	5/11/2016	450	461
UnionBanCal Corp.	5.250%	12/16/2013	150	148
Wachovia Bank NA	4.375%	8/15/2008	125	124
Wachovia Bank NA	4.875%	2/1/2015	1,030	992
Wachovia Bank NA	5.850%	2/1/2037	750	743
Wachovia Corp.	3.500%	8/15/2008	1,000	979
Wachovia Corp.	3.625%	2/17/2009	1,950	1,902
Wachovia Corp.	4.375%	6/1/2010	650	638
Wachovia Corp.	7.800%	8/18/2010	150	162
Wachovia Corp.	5.300%	10/15/2011	1,150	1,156
Wachovia Corp.	5.250%	8/1/2014	170	168
Wachovia Corp.	5.625%	10/15/2016	500	503
4 Wachovia Corp.	8.000%	12/15/2026	1,200	1,248
Wachovia Corp.	7.500%	4/15/2035	150	180
Wachovia Corp.	5.500%	8/1/2035	200	186
Wachovia Corp.	6.550%	10/15/2035	100	107
Washington Mutual Bank	6.875%	6/15/2011	2,100	2,210
Washington Mutual Bank	5.650%	8/15/2014	450	445
Washington Mutual Bank	5.125%	1/15/2015	250	238
Washington Mutual, Inc.	5.000%	3/22/2012	800	786
Washington Mutual, Inc.	5.250%	9/15/2017	250	238
Wells Fargo&Co	3.125%	4/1/2009	1,850	1,787
Wells Fargo&Co	4.200%	1/15/2010	1,700	1,665
Wells Fargo&Co	4.875%	1/12/2011	425	422
Wells Fargo&Co	5.300%	8/26/2011	200	201
Wells Fargo&Co	4.950%	10/16/2013	800	783
Wells Fargo&Co	5.000%	11/15/2014	400	390
Wells Fargo&Co	5.375%	2/7/2035	1,200	1,125
Wells Fargo Bank NA	4.750%	2/9/2015	850	814
Wells Fargo Bank NA	5.750%	5/16/2016	250	256
Wells Fargo Bank NA	5.950%	8/26/2036	200	203
Wells Fargo Capital X	5.950%	12/15/2036	425	410
World Savings Bank, FSB	4.125%	12/15/2009	500	489
Zions Bancorp	5.500%	11/16/2015	675	664
Brokerage (0.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	625	629
Ameriprise Financial Inc.	5.650%	11/15/2015	525	528
Bear Stearns Co., Inc.	4.550%	6/23/2010	425	417
Bear Stearns Co., Inc.	5.500%	8/15/2011	400	403
Bear Stearns Co., Inc.	5.350%	2/1/2012	500	501
Bear Stearns Co., Inc.	5.700%	11/15/2014	750	758
Bear Stearns Co., Inc.	5.300%	10/30/2015	985	966
Bear Stearns Co., Inc.	5.550%	1/22/2017	1,150	1,129
Goldman Sachs Group, Inc.	3.875%	1/15/2009	1,420	1,392
Goldman Sachs Group, Inc.	6.650%	5/15/2009	400	412
Goldman Sachs Group, Inc.	4.500%	6/15/2010	2,490	2,442
Goldman Sachs Group, Inc.	6.600%	1/15/2012	1,075	1,134
Goldman Sachs Group, Inc.	5.300%	2/14/2012	475	476
Goldman Sachs Group, Inc.	5.700%	9/1/2012	975	993
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,525	1,511
Goldman Sachs Group, Inc.	4.750%	7/15/2013	225	217
Goldman Sachs Group, Inc.	5.150%	1/15/2014	600	590
Goldman Sachs Group, Inc.	5.000%	10/1/2014	1,450	1,400
Goldman Sachs Group, Inc.	5.500%	11/15/2014	725	721
Goldman Sachs Group, Inc.	5.125%	1/15/2015	150	146
Goldman Sachs Group, Inc.	5.350%	1/15/2016	800	786
Goldman Sachs Group, Inc.	5.750%	10/1/2016	300	303
Goldman Sachs Group, Inc.	5.625%	1/15/2017	625	620
Goldman Sachs Group, Inc.	5.950%	1/15/2027	500	487
Goldman Sachs Group, Inc.	6.125%	2/15/2033	875	873
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,125	1,114
Goldman Sachs Group, Inc.	6.450%	5/1/2036	1,300	1,322
Janus Capital Group	5.875%	9/15/2011	300	304
Jefferies Group Inc.	6.250%	1/15/2036	725	696
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	300	294
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	500	486
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	325	318
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	100	97
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	700	695
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	2,275	2,399
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	375	374
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,175	1,197
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,275	1,271
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	625	626
Merrill Lynch&Co., Inc.	3.700%	4/21/2008	200	197
Merrill Lynch&Co., Inc.	3.125%	7/15/2008	200	195
Merrill Lynch&Co., Inc.	4.125%	1/15/2009	625	615
Merrill Lynch&Co., Inc.	6.000%	2/17/2009	775	788
Merrill Lynch&Co., Inc.	4.250%	2/8/2010	925	907
Merrill Lynch&Co., Inc.	4.790%	8/4/2010	1,875	1,857
Merrill Lynch&Co., Inc.	5.770%	7/25/2011	300	306
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	1,050	1,028
Merrill Lynch&Co., Inc.	5.450%	7/15/2014	25	25
Merrill Lynch&Co., Inc.	5.000%	1/15/2015	2,275	2,210
Merrill Lynch&Co., Inc.	6.050%	5/16/2016	850	868
Merrill Lynch&Co., Inc.	6.220%	9/15/2026	750	752
Merrill Lynch&Co., Inc.	6.110%	1/29/2037	550	535
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,000	979
Morgan Stanley Dean Witter	3.875%	1/15/2009	1,400	1,371
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,800	1,749
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	657
Morgan Stanley Dean Witter	6.750%	4/15/2011	750	790
Morgan Stanley Dean Witter	5.625%	1/9/2012	1,250	1,267
Morgan Stanley Dean Witter	6.600%	4/1/2012	1,500	1,582
Morgan Stanley Dean Witter	4.750%	4/1/2014	2,000	1,903
Morgan Stanley Dean Witter	5.375%	10/15/2015	650	640
Morgan Stanley Dean Witter	5.750%	10/18/2016	800	802
Morgan Stanley Dean Witter	5.450%	1/9/2017	750	736
Morgan Stanley Dean Witter	6.250%	8/9/2026	700	717
Morgan Stanley Dean Witter	7.250%	4/1/2032	475	547
Finance Companies (0.7%)
Allied Capital Corp.	6.000%	4/1/2012	275	273
American Express Centurion Bank	4.375%	7/30/2009	75	74
American Express Co.	5.250%	9/12/2011	350	351
2 American Express Co.	6.800%	9/1/2066	550	587
American Express Co.	5.500%	9/12/2016	350	353
American Express Credit Corp.	3.000%	5/16/2008	500	489
American Express Credit Corp.	5.000%	12/2/2010	900	900
American General Finance Corp.	3.875%	10/1/2009	400	389
American General Finance Corp.	4.875%	5/15/2010	975	968
American General Finance Corp.	5.625%	8/17/2011	550	559
American General Finance Corp.	4.875%	7/15/2012	150	147
American General Finance Corp.	5.850%	6/1/2013	1,025	1,054
American General Finance Corp.	5.750%	9/15/2016	725	734
CIT Group Co. of Canada	4.650%	7/1/2010	300	295
CIT Group Co. of Canada	5.200%	6/1/2015	850	822
CIT Group, Inc.	5.000%	11/24/2008	775	774
CIT Group, Inc.	4.250%	2/1/2010	400	391
CIT Group, Inc.	5.200%	11/3/2010	1,050	1,049
CIT Group, Inc.	4.750%	12/15/2010	850	838
CIT Group, Inc.	5.600%	4/27/2011	500	506
CIT Group, Inc.	5.400%	3/7/2013	150	149
CIT Group, Inc.	5.125%	9/30/2014	200	194
CIT Group, Inc.	5.000%	2/1/2015	400	382
CIT Group, Inc.	5.400%	1/30/2016	25	24
CIT Group, Inc.	5.850%	9/15/2016	300	301
CIT Group, Inc.	5.650%	2/13/2017	850	837
2 CIT Group, Inc.	6.100%	3/15/2067	25	24
CIT Group, Inc.	6.000%	4/1/2036	500	485
Capital One Bank	4.875%	5/15/2008	500	498
Capital One Bank	4.250%	12/1/2008	375	369
Capital One Bank	5.125%	2/15/2014	700	682
Capital One Capital III	7.686%	8/15/2036	525	568
Capital One Capital IV	6.745%	2/17/2037	300	291
Capital One Financial	5.700%	9/15/2011	375	378
Capital One Financial	4.800%	2/21/2012	50	49
Capital One Financial	5.500%	6/1/2015	225	222
Capital One Financial	6.150%	9/1/2016	50	51
Capital One Financial	5.250%	2/21/2017	50	48
Countrywide Financial Corp.	6.250%	5/15/2016	325	327
Countrywide Home Loan	3.250%	5/21/2008	1,125	1,099
Countrywide Home Loan	4.125%	9/15/2009	425	414
Countrywide Home Loan	4.000%	3/22/2011	1,925	1,827
General Electric Capital Corp.	3.500%	5/1/2008	1,900	1,867
General Electric Capital Corp.	3.600%	10/15/2008	600	587
General Electric Capital Corp.	3.125%	4/1/2009	425	410
General Electric Capital Corp.	3.250%	6/15/2009	1,000	964
General Electric Capital Corp.	4.125%	9/1/2009	1,225	1,202
General Electric Capital Corp.	4.625%	9/15/2009	750	744
General Electric Capital Corp.	5.250%	10/27/2009	850	856
General Electric Capital Corp.	4.875%	10/21/2010	1,050	1,045
General Electric Capital Corp.	6.125%	2/22/2011	1,725	1,788
General Electric Capital Corp.	5.500%	4/28/2011	1,475	1,498
General Electric Capital Corp.	5.875%	2/15/2012	1,675	1,731
General Electric Capital Corp.	4.375%	3/3/2012	1,075	1,042
General Electric Capital Corp.	4.250%	6/15/2012	550	529
General Electric Capital Corp.	5.650%	6/9/2014	1,150	1,174
General Electric Capital Corp.	4.875%	3/4/2015	100	97
General Electric Capital Corp.	5.000%	1/8/2016	875	856
General Electric Capital Corp.	5.375%	10/20/2016	350	351
General Electric Capital Corp.	5.400%	2/15/2017	350	351
General Electric Capital Corp.	6.750%	3/15/2032	3,525	3,993
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	300	298
HSBC Finance Corp.	6.400%	6/17/2008	2,075	2,102
HSBC Finance Corp.	4.125%	12/15/2008	1,850	1,818
HSBC Finance Corp.	4.750%	5/15/2009	175	174
HSBC Finance Corp.	4.125%	11/16/2009	405	395
HSBC Finance Corp.	4.625%	9/15/2010	250	245
HSBC Finance Corp.	5.250%	1/14/2011	1,470	1,468
HSBC Finance Corp.	5.700%	6/1/2011	1,275	1,294
HSBC Finance Corp.	6.375%	10/15/2011	1,450	1,511
HSBC Finance Corp.	5.250%	1/15/2014	825	818
HSBC Finance Corp.	5.250%	4/15/2015	225	220
HSBC Finance Corp.	5.000%	6/30/2015	325	312
HSBC Finance Corp.	5.500%	1/19/2016	400	397
International Lease Finance Corp.	4.500%	5/1/2008	750	745
International Lease Finance Corp.	5.125%	11/1/2010	625	625
International Lease Finance Corp.	5.450%	3/24/2011	400	404
International Lease Finance Corp.	5.750%	6/15/2011	500	511
International Lease Finance Corp.	5.000%	9/15/2012	1,425	1,412
Residential Capital Corp.	6.125%	11/21/2008	775	773
Residential Capital Corp.	6.375%	6/30/2010	925	925
Residential Capital Corp.	6.500%	4/17/2013	675	669
SLM Corp.	4.000%	1/15/2009	250	245
SLM Corp.	4.500%	7/26/2010	150	147
SLM Corp.	5.400%	10/25/2011	325	327
SLM Corp.	5.375%	1/15/2013	500	503
SLM Corp.	5.625%	8/1/2033	700	667
iStar Financial Inc.	6.000%	12/15/2010	250	254
iStar Financial Inc.	5.650%	9/15/2011	175	176
iStar Financial Inc.	5.150%	3/1/2012	1,100	1,077
iStar Financial Inc.	5.950%	10/15/2013	25	25
iStar Financial Inc.	5.875%	3/15/2016	375	369
iStar Financial Inc.	5.850%	3/15/2017	50	49
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/2030	75	100
ACE INA Holdings, Inc.	5.700%	2/15/2017	450	452
AEGON Funding Corp.	5.750%	12/15/2020	50	51
AEGON NV	4.750%	6/1/2013	775	753
AXA SA	8.600%	12/15/2030	1,125	1,429
Aetna, Inc.	7.875%	3/1/2011	300	328
Aetna, Inc.	5.750%	6/15/2011	75	77
Aetna, Inc.	6.000%	6/15/2016	450	466
Aetna, Inc.	6.625%	6/15/2036	650	694
Allied World Assurance	7.500%	8/1/2016	550	590
Allstate Corp.	7.200%	12/1/2009	1,025	1,080
Allstate Corp.	5.000%	8/15/2014	25	24
Allstate Corp.	6.125%	12/15/2032	250	255
Allstate Corp.	5.550%	5/9/2035	100	94
Allstate Life Global Funding	4.500%	5/29/2009	250	247
Ambac, Inc.	5.950%	12/5/2035	1,250	1,213
Ambac, Inc.	6.150%	2/15/2037	100	94
American General Capital II	8.500%	7/1/2030	700	910
American International Group, Inc.	2.875%	5/15/2008	275	268
American International Group, Inc.	4.700%	10/1/2010	200	198
American International Group, Inc.	5.375%	10/18/2011	400	404
American International Group, Inc.	4.950%	3/20/2012	1,500	1,489
American International Group, Inc.	5.050%	10/1/2015	725	710
American International Group, Inc.	5.600%	10/18/2016	275	279
American International Group, Inc.	6.250%	5/1/2036	700	732
American International Group, Inc.	6.250%	3/15/2037	275	270
Aon Capital Trust	8.205%	1/1/2027	100	112
Arch Capital Group Ltd.	7.350%	5/1/2034	375	409
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	300	299
Assurant, Inc.	5.625%	2/15/2014	200	200
Assurant, Inc.	6.750%	2/15/2034	400	425
Axis Capital Holdings	5.750%	12/1/2014	275	274
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	250	244
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,750	1,711
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	400	389
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	175	170
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	50
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	700	680
CIGNA Corp.	6.150%	11/15/2036	500	496
CNA Financial Corp.	6.000%	8/15/2011	300	306
CNA Financial Corp.	5.850%	12/15/2014	850	852
CNA Financial Corp.	6.500%	8/15/2016	475	493
2 Chubb Corp.	6.375%	3/29/2067	250	249
Cincinnati Financial Corp.	6.125%	11/1/2034	325	321
Commerce Group, Inc.	5.950%	12/9/2013	175	177
Fund American Cos., Inc.	5.875%	5/15/2013	150	151
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	500	532
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	175	194
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	300	364
Genworth Financial, Inc.	4.750%	6/15/2009	300	298
Genworth Financial, Inc.	4.950%	10/1/2015	125	120
2 Genworth Financial, Inc.	6.150%	11/15/2066	125	123
Genworth Financial, Inc.	6.500%	6/15/2034	425	452
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	175	175
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	400	386
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	175	175
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	150	149
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	325	323
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	600	607
Humana Inc.	6.450%	6/1/2016	625	648
2 ING Capital Funding Trust III	5.775%	12/8/2049	475	471
ING USA Global	4.500%	10/1/2010	1,375	1,351
John Hancock Financial Services	5.625%	12/1/2008	150	151
Lincoln National Corp.	6.200%	12/15/2011	550	573
2 Lincoln National Corp.	6.050%	4/20/2067	175	171
Lincoln National Corp.	6.150%	4/7/2036	350	357
Loews Corp.	6.000%	2/1/2035	200	194
Marsh&McLennan Cos., Inc.	6.250%	3/15/2012	275	284
Marsh&McLennan Cos., Inc.	5.375%	7/15/2014	350	341
Marsh&McLennan Cos., Inc.	5.750%	9/15/2015	525	522
Marsh&McLennan Cos., Inc.	5.875%	8/1/2033	100	91
MetLife, Inc.	5.500%	6/15/2014	550	557
MetLife, Inc.	5.000%	6/15/2015	450	438
MetLife, Inc.	6.500%	12/15/2032	75	81
MetLife, Inc.	6.375%	6/15/2034	625	656
MetLife, Inc.	5.700%	6/15/2035	125	120
Principal Financial Group, Inc.	6.050%	10/15/2036	250	252
Principal Life Income Funding	5.125%	3/1/2011	525	525
Principal Life Income Funding	5.100%	4/15/2014	475	467
Progressive Corp.	6.375%	1/15/2012	350	367
Progressive Corp.	6.625%	3/1/2029	500	545
Protective Life Secured Trust	3.700%	11/24/2008	650	636
Protective Life Secured Trust	4.850%	8/16/2010	375	373
Prudential Financial, Inc.	4.500%	7/15/2013	450	430
Prudential Financial, Inc.	4.750%	4/1/2014	250	241
Prudential Financial, Inc.	5.100%	9/20/2014	275	269
Prudential Financial, Inc.	5.500%	3/15/2016	150	150
Prudential Financial, Inc.	5.750%	7/15/2033	200	196
Prudential Financial, Inc.	5.400%	6/13/2035	150	138
Prudential Financial, Inc.	5.900%	3/17/2036	325	320
Prudential Financial, Inc.	5.700%	12/14/2036	675	645
Safeco Corp.	4.875%	2/1/2010	1,250	1,240
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	600	600
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	100	105
2 Travelers Cos. Inc.	6.250%	3/15/2037	250	247
Torchmark Corp.	6.375%	6/15/2016	425	446
UnitedHealth Group, Inc.	4.125%	8/15/2009	675	661
UnitedHealth Group, Inc.	5.000%	8/15/2014	350	342
UnitedHealth Group, Inc.	4.875%	3/15/2015	250	241
UnitedHealth Group, Inc.	5.800%	3/15/2036	250	240
WellPoint Inc.	4.250%	12/15/2009	175	171
WellPoint Inc.	6.375%	1/15/2012	200	210
WellPoint Inc.	6.800%	8/1/2012	550	588
WellPoint Inc.	5.000%	12/15/2014	125	121
WellPoint Inc.	5.250%	1/15/2016	125	123
WellPoint Inc.	5.950%	12/15/2034	750	736
WellPoint Inc.	5.850%	1/15/2036	150	144
Willis North America Inc.	5.625%	7/15/2015	400	384
Willis North America Inc.	6.200%	3/28/2017	300	300
2 XL Capital Ltd.	6.500%	12/15/2049	400	390
XL Capital Ltd.	5.250%	9/15/2014	350	342
XL Capital Ltd.	6.375%	11/15/2024	100	102
4 XTRA Finance Corp.	5.150%	4/1/2017	575	566
Real Estate Investment Trusts (0.2%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	425	418
AvalonBay Communities, Inc.	5.500%	1/15/2012	225	227
AvalonBay Communities, Inc.	5.750%	9/15/2016	100	101
Boston Properties, Inc.	6.250%	1/15/2013	500	524
Boston Properties, Inc.	5.625%	4/15/2015	225	227
Brandywine Operating Partnership	4.500%	11/1/2009	425	417
Brandywine Operating Partnership	5.400%	11/1/2014	225	222
Colonial Realty LP	5.500%	10/1/2015	250	246
Developers Diversified Realty Corp.	5.375%	10/15/2012	550	550
Duke Realty LP	5.625%	8/15/2011	175	177
Duke Realty LP	5.950%	2/15/2017	200	204
ERP Operating LP	6.625%	3/15/2012	1,000	1,063
ERP Operating LP	5.125%	3/15/2016	650	633
ERP Operating LP	5.375%	8/1/2016	275	273
HRPT Properties Trust	6.250%	8/15/2016	700	726
Health Care Property Investors, Inc.	6.450%	6/25/2012	150	155
Health Care Property Investors, Inc.	5.650%	12/15/2013	1,050	1,042
Health Care Property Investors, Inc.	6.300%	9/15/2016	400	410
Health Care Property Investors, Inc.	5.625%	5/1/2017	25	24
Health Care REIT, Inc.	6.000%	11/15/2013	500	504
Health Care REIT, Inc.	6.200%	6/1/2016	250	252
Hospitality Properties	5.125%	2/15/2015	250	240
Kimco Realty Corp.	5.783%	3/15/2016	125	127
Liberty Property LP	5.125%	3/2/2015	1,025	997
Liberty Property LP	5.500%	12/15/2016	100	99
ProLogis	5.250%	11/15/2010	250	250
ProLogis	5.500%	3/1/2013	175	176
ProLogis	5.625%	11/15/2015	350	351
ProLogis	5.750%	4/1/2016	400	404
Regency Centers LP	6.750%	1/15/2012	800	845
Regency Centers LP	5.250%	8/1/2015	600	590
Simon Property Group Inc.	3.750%	1/30/2009	200	195
Simon Property Group Inc.	4.875%	8/15/2010	1,000	991
Simon Property Group Inc.	5.000%	3/1/2012	175	173
Simon Property Group Inc.	5.750%	12/1/2015	325	330
Simon Property Group Inc.	5.250%	12/1/2016	1,125	1,101
Simon Property Group Inc.	5.875%	3/1/2017	650	665
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	400	406
Vornado Realty	5.600%	2/15/2011	750	756
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	250	250

				307,202

Industrial (3.7%)
Basic Industry (0.2%)
Alcan, Inc.	4.875%	9/15/2012	150	147
Alcan, Inc.	4.500%	5/15/2013	125	118
Alcan, Inc.	5.000%	6/1/2015	250	240
Alcan, Inc.	7.250%	3/15/2031	250	279
Alcan, Inc.	6.125%	12/15/2033	150	147
Alcoa, Inc.	5.550%	2/1/2017	150	149
4 Alcoa, Inc.	5.720%	2/23/2019	280	276
Alcoa, Inc.	5.900%	2/1/2027	175	171
Aluminum Co. of America	6.750%	1/15/2028	500	533
BHP Billiton Finance	4.800%	4/15/2013	300	292
BHP Finance USA Ltd.	5.125%	3/29/2012	300	299
BHP Finance USA Ltd.	8.500%	12/1/2012	500	581
BHP Finance USA Ltd.	5.400%	3/29/2017	350	347
Barrick Gold Finance Inc.	4.875%	11/15/2014	825	792
Celulosa Arauco Constitution SA	8.625%	8/15/2010	250	275
Celulosa Arauco Constitution SA	5.625%	4/20/2015	775	765
Dow Chemical Co.	6.125%	2/1/2011	625	643
Dow Chemical Co.	6.000%	10/1/2012	50	52
Dow Chemical Co.	7.375%	11/1/2029	725	797
E.I. du Pont de Nemours&Co	6.875%	10/15/2009	230	240
E.I. du Pont de Nemours&Co	4.125%	4/30/2010	195	190
E.I. du Pont de Nemours&Co	4.750%	11/15/2012	125	123
E.I. du Pont de Nemours&Co	6.500%	1/15/2028	500	533
Falconbridge Ltd.	7.350%	6/5/2012	375	409
ICI Wilmington	4.375%	12/1/2008	375	369
Inco Ltd.	5.700%	10/15/2015	450	446
Inco Ltd.	7.200%	9/15/2032	100	106
International Paper Co.	5.850%	10/30/2012	201	204
International Paper Co.	4.250%	1/15/2009	375	369
International Paper Co.	5.300%	4/1/2015	525	505
Lubrizol Corp.	5.500%	10/1/2014	100	98
MeadWestvaco Corp.	6.850%	4/1/2012	125	131
Newmont Mining	5.875%	4/1/2035	325	300
Noranda, Inc.	7.250%	7/15/2012	250	272
Noranda, Inc.	6.000%	10/15/2015	500	517
Noranda, Inc.	5.500%	6/15/2017	250	248
Placer Dome, Inc.	6.450%	10/15/2035	375	384
Plum Creek Timber Co.	5.875%	11/15/2015	400	396
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,325	1,445
Praxair, Inc.	3.950%	6/1/2013	750	700
Praxair, Inc.	5.200%	3/15/2017	25	25
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	1,000	966
Rohm&Haas Co.	7.850%	7/15/2029	600	709
Southern Copper Corp.	7.500%	7/27/2035	650	709
Teck Cominco Ltd.	6.125%	10/1/2035	700	676
Vale Overseas Ltd.	6.250%	1/11/2016	100	102
Vale Overseas Ltd.	6.250%	1/23/2017	600	621
Vale Overseas Ltd.	8.250%	1/17/2034	675	817
Vale Overseas Ltd.	6.875%	11/21/2036	1,225	1,271
WMC Finance USA	5.125%	5/15/2013	1,000	989
Weyerhaeuser Co.	5.950%	11/1/2008	846	855
Weyerhaeuser Co.	6.750%	3/15/2012	1,350	1,417
Weyerhaeuser Co.	7.375%	3/15/2032	100	105
Capital Goods (0.4%)
3M Co.	5.125%	11/6/2009	150	151
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	321	333
Bemis Co. Inc.	4.875%	4/1/2012	700	687
Boeing Capital Corp.	6.100%	3/1/2011	250	260
Boeing Capital Corp.	6.500%	2/15/2012	200	213
Boeing Co.	5.125%	2/15/2013	925	928
Boeing Co.	8.750%	8/15/2021	500	653
Boeing Co.	6.625%	2/15/2038	300	339
CRH America Inc.	5.625%	9/30/2011	400	404
CRH America Inc.	6.950%	3/15/2012	150	159
CRH America Inc.	5.300%	10/15/2013	100	98
CRH America Inc.	6.000%	9/30/2016	400	406
CRH America Inc.	6.400%	10/15/2033	450	445
Caterpillar Financial Services Corp.	4.500%	9/1/2008	350	347
Caterpillar Financial Services Corp.	4.150%	1/15/2010	600	586
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,980	1,938
Caterpillar Financial Services Corp.	4.750%	2/17/2015	175	168
Caterpillar Financial Services Corp.	4.625%	6/1/2015	400	380
Caterpillar, Inc.	7.300%	5/1/2031	225	264
Caterpillar, Inc.	7.375%	3/1/2097	400	466
Deere&Co	6.950%	4/25/2014	825	901
Deere&Co	7.125%	3/3/2031	300	348
4 Embraer Overseas Ltd.	6.375%	1/24/2017	550	556
Emerson Electric Co.	4.625%	10/15/2012	1,500	1,462
General Dynamics Corp.	3.000%	5/15/2008	625	610
General Dynamics Corp.	4.250%	5/15/2013	1,075	1,020
General Electric Co.	5.000%	2/1/2013	3,000	2,976
Hanson PLC	5.250%	3/15/2013	400	392
Honeywell International, Inc.	7.500%	3/1/2010	500	533
Honeywell International, Inc.	6.125%	11/1/2011	200	209
Honeywell International, Inc.	5.300%	3/15/2017	275	272
John Deere Capital Corp.	4.875%	3/16/2009	1,175	1,169
John Deere Capital Corp.	5.400%	10/17/2011	850	859
John Deere Capital Corp.	7.000%	3/15/2012	650	700
Joy Global, Inc.	6.000%	11/15/2016	250	249
Lafarge SA	6.150%	7/15/2011	50	52
Lafarge SA	6.500%	7/15/2016	700	734
Lafarge SA	7.125%	7/15/2036	1,350	1,450
Lockheed Martin Corp.	7.650%	5/1/2016	250	289
Lockheed Martin Corp.	7.750%	5/1/2026	250	304
Lockheed Martin Corp.	6.150%	9/1/2036	1,150	1,189
Masco Corp.	5.875%	7/15/2012	400	403
Masco Corp.	4.800%	6/15/2015	900	825
Masco Corp.	6.500%	8/15/2032	100	95
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	450	484
Minnesota Mining&Manufacturing Corp.	5.700%	3/15/2037	375	369
Mohawk Industries Inc.	5.750%	1/15/2011	1,000	1,012
Mohawk Industries Inc.	6.125%	1/15/2016	1,075	1,079
Northrop Grumman Corp.	7.125%	2/15/2011	1,000	1,068
Northrop Grumman Corp.	7.750%	2/15/2031	400	490
4 Owens Corning, Inc.	6.500%	12/1/2016	100	102
4 Owens Corning, Inc.	7.000%	12/1/2036	175	178
Raytheon Co.	8.300%	3/1/2010	250	274
Raytheon Co.	4.850%	1/15/2011	325	322
Raytheon Co.	5.500%	11/15/2012	75	76
Raytheon Co.	5.375%	4/1/2013	600	603
Raytheon Co.	7.200%	8/15/2027	75	87
Republic Services, Inc.	6.750%	8/15/2011	275	289
TRW, Inc.	7.750%	6/1/2029	650	792
Textron Financial Corp.	4.600%	5/3/2010	400	394
Textron, Inc.	6.500%	6/1/2012	700	742
Tyco International Group SA	6.125%	11/1/2008	300	305
Tyco International Group SA	6.125%	1/15/2009	150	152
Tyco International Group SA	6.750%	2/15/2011	975	1,037
Tyco International Group SA	6.375%	10/15/2011	675	714
Tyco International Group SA	6.000%	11/15/2013	475	502
Tyco International Group SA	7.000%	6/15/2028	400	473
United Technologies Corp.	4.375%	5/1/2010	950	932
United Technologies Corp.	4.875%	5/1/2015	550	534
United Technologies Corp.	8.875%	11/15/2019	575	748
United Technologies Corp.	7.500%	9/15/2029	100	121
United Technologies Corp.	5.400%	5/1/2035	400	376
United Technologies Corp.	6.050%	6/1/2036	325	335
WMX Technologies Inc.	7.100%	8/1/2026	325	345
Waste Management, Inc.	6.875%	5/15/2009	75	77
Waste Management, Inc.	7.375%	8/1/2010	75	80
Communication (1.0%)
AT&T Corp.	7.300%	11/15/2011	300	326
AT&T Corp.	8.000%	11/15/2031	1,295	1,610
AT&T Corp.	6.000%	3/15/2009	900	914
AT&T Corp.	6.800%	5/15/2036	200	213
AT&T Inc.	4.125%	9/15/2009	1,250	1,222
AT&T Inc.	5.300%	11/15/2010	450	452
AT&T Inc.	6.250%	3/15/2011	750	779
AT&T Inc.	5.875%	2/1/2012	370	379
AT&T Inc.	5.875%	8/15/2012	130	133
AT&T Inc.	5.100%	9/15/2014	1,200	1,176
AT&T Inc.	5.625%	6/15/2016	1,450	1,455
AT&T Inc.	6.450%	6/15/2034	400	408
AT&T Inc.	6.150%	9/15/2034	600	592
Alltel Corp.	7.000%	7/1/2012	375	393
America Movil SA de C.V	4.125%	3/1/2009	525	514
America Movil SA de C.V	5.500%	3/1/2014	1,000	995
America Movil SA de C.V	6.375%	3/1/2035	200	197
BellSouth Capital Funding	7.875%	2/15/2030	150	175
BellSouth Corp.	4.200%	9/15/2009	300	293
BellSouth Corp.	4.750%	11/15/2012	575	560
BellSouth Corp.	5.200%	9/15/2014	375	369
BellSouth Corp.	5.200%	12/15/2016	75	73
BellSouth Corp.	6.550%	6/15/2034	700	718
BellSouth Corp.	6.000%	11/15/2034	290	280
BellSouth Telecommunications	6.375%	6/1/2028	1,565	1,576
British Sky Broadcasting Corp.	6.875%	2/23/2009	450	463
British Sky Broadcasting Corp.	8.200%	7/15/2009	400	425
British Telecommunications PLC	8.625%	12/15/2010	675	754
British Telecommunications PLC	9.125%	12/15/2030	1,600	2,195
CBS Corp.	5.625%	8/15/2012	615	616
CBS Corp.	7.875%	7/30/2030	400	430
CBS Corp.	5.500%	5/15/2033	200	171
CenturyTel Enterprises	6.875%	1/15/2028	150	147
CenturyTel, Inc.	5.000%	2/15/2015	150	140
Cingular Wireless LLC	6.500%	12/15/2011	350	369
Cingular Wireless LLC	7.125%	12/15/2031	1,000	1,099
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	420	480
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	1,108	1,443
Comcast Cable Communications, Inc.	6.750%	1/30/2011	300	316
Comcast Cable Communications, Inc.	8.875%	5/1/2017	850	1,040
Comcast Corp.	5.850%	1/15/2010	400	408
Comcast Corp.	5.500%	3/15/2011	800	808
Comcast Corp.	5.300%	1/15/2014	1,155	1,142
Comcast Corp.	6.500%	1/15/2015	1,400	1,476
Comcast Corp.	5.900%	3/15/2016	800	814
Comcast Corp.	5.875%	2/15/2018	1,750	1,754
Comcast Corp.	7.050%	3/15/2033	600	645
Comcast Corp.	6.500%	11/15/2035	825	831
Comcast Corp.	6.450%	3/15/2037	375	375
Cox Communications, Inc.	4.625%	1/15/2010	1,375	1,354
Cox Communications, Inc.	6.750%	3/15/2011	675	709
Cox Communications, Inc.	4.625%	6/1/2013	200	190
Cox Communications, Inc.	5.450%	12/15/2014	1,000	984
Cox Communications, Inc.	5.500%	10/1/2015	600	590
Deutsche Telekom International Finance	8.000%	6/15/2010	1,425	1,545
Deutsche Telekom International Finance	8.250%	6/15/2030	1,700	2,105
Deutsche Telekom International Finance	3.875%	7/22/2008	150	148
Deutsche Telekom International Finance	5.250%	7/22/2013	700	691
Deutsche Telekom International Finance	5.750%	3/23/2016	175	175
Embarq Corp.	7.082%	6/1/2016	875	893
Embarq Corp.	7.995%	6/1/2036	200	206
France Telecom	7.750%	3/1/2011	1,675	1,823
France Telecom	8.500%	3/1/2031	825	1,072
GTE Corp.	6.940%	4/15/2028	325	343
GTE North, Inc.	5.650%	11/15/2008	200	201
Gannett Co., Inc.	6.375%	4/1/2012	400	418
Grupo Televisa SA	6.625%	3/18/2025	450	470
Koninklijke KPN NV	8.000%	10/1/2010	500	542
New Cingular Wireless Services	7.875%	3/1/2011	2,000	2,190
New Cingular Wireless Services	8.125%	5/1/2012	275	310
New Cingular Wireless Services	8.750%	3/1/2031	825	1,064
New England Telephone&Telegraph Co.	7.875%	11/15/2029	250	278
News America Holdings, Inc.	9.250%	2/1/2013	800	945
News America Holdings, Inc.	8.150%	10/17/2036	385	463
News America Inc.	5.300%	12/15/2014	475	471
News America Inc.	6.200%	12/15/2034	825	800
News America Inc.	6.400%	12/15/2035	575	571
Nextel Communications	6.875%	10/31/2013	600	616
Nextel Communications	5.950%	3/15/2014	450	444
Nextel Communications	7.375%	8/1/2015	825	856
Omnicom Group Inc.	5.900%	4/15/2016	50	51
Pacific Bell	7.125%	3/15/2026	200	215
R.R. Donnelley&Sons Co.	3.750%	4/1/2009	225	219
R.R. Donnelley&Sons Co.	4.950%	5/15/2010	300	297
R.R. Donnelley&Sons Co.	5.625%	1/15/2012	150	151
R.R. Donnelley&Sons Co.	4.950%	4/1/2014	100	94
R.R. Donnelley&Sons Co.	5.500%	5/15/2015	150	145
Reed Elsevier Capital	4.625%	6/15/2012	100	96
Sprint Capital Corp.	6.125%	11/15/2008	800	810
Sprint Capital Corp.	7.625%	1/30/2011	2,300	2,469
Sprint Capital Corp.	8.375%	3/15/2012	250	279
Sprint Capital Corp.	6.875%	11/15/2028	100	99
Sprint Capital Corp.	8.750%	3/15/2032	1,525	1,804
Sprint Nextel Corp.	6.000%	12/1/2016	300	295
Telecom Italia Capital	4.000%	11/15/2008	475	465
Telecom Italia Capital	4.000%	1/15/2010	500	483
Telecom Italia Capital	4.875%	10/1/2010	400	393
Telecom Italia Capital	6.200%	7/18/2011	550	564
Telecom Italia Capital	5.250%	11/15/2013	325	315
Telecom Italia Capital	5.250%	10/1/2015	1,600	1,520
Telecom Italia Capital	6.375%	11/15/2033	205	194
Telecom Italia Capital	7.200%	7/18/2036	475	494
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	400	411
Telefonica Emisiones SAU	5.984%	6/20/2011	700	718
Telefonica Emisiones SAU	6.421%	6/20/2016	1,250	1,304
Telefonica Emisiones SAU	7.045%	6/20/2036	650	694
Telefonica Europe BV	7.750%	9/15/2010	675	728
Telefonica Europe BV	8.250%	9/15/2030	750	904
Telefonos de Mexico SA	4.500%	11/19/2008	200	198
Telefonos de Mexico SA	4.750%	1/27/2010	550	543
Telefonos de Mexico SA	5.500%	1/27/2015	850	836
Telus Corp.	8.000%	6/1/2011	1,075	1,181
Thomson Corp.	5.500%	8/15/2035	50	44
Time Warner Entertainment	7.250%	9/1/2008	125	128
Time Warner Entertainment	10.150%	5/1/2012	200	239
Time Warner Entertainment	8.375%	3/15/2023	800	946
Time Warner Entertainment	8.375%	7/15/2033	100	122
US Cellular	6.700%	12/15/2033	350	330
Verizon Communications Corp.	5.350%	2/15/2011	50	50
Verizon Communications Corp.	5.550%	2/15/2016	500	501
Verizon Global Funding Corp.	7.250%	12/1/2010	700	749
Verizon Global Funding Corp.	6.875%	6/15/2012	2,975	3,189
Verizon Global Funding Corp.	7.375%	9/1/2012	1,025	1,127
Verizon Global Funding Corp.	5.850%	9/15/2035	500	473
Verizon Maryland, Inc.	6.125%	3/1/2012	500	517
Verizon New England, Inc.	6.500%	9/15/2011	300	313
Verizon New Jersey, Inc.	5.875%	1/17/2012	1,025	1,043
Verizon New York, Inc.	6.875%	4/1/2012	300	317
Verizon Virginia, Inc.	4.625%	3/15/2013	450	427
Vodafone AirTouch PLC	7.750%	2/15/2010	550	587
Vodafone AirTouch PLC	7.875%	2/15/2030	425	490
Vodafone Group PLC	5.350%	2/27/2012	200	201
Vodafone Group PLC	5.000%	12/16/2013	1,000	976
Vodafone Group PLC	5.375%	1/30/2015	200	197
Vodafone Group PLC	5.000%	9/15/2015	900	860
Vodafone Group PLC	5.750%	3/15/2016	300	301
Vodafone Group PLC	5.625%	2/27/2017	550	546
Vodafone Group PLC	4.625%	7/15/2018	125	113
Vodafone Group PLC	6.250%	11/30/2032	350	344
Vodafone Group PLC	6.150%	2/27/2037	75	72
WPP Finance USA Corp.	5.875%	6/15/2014	425	430
Consumer Cyclical (0.6%)
Brinker International	5.750%	6/1/2014	200	195
CVS Corp.	4.000%	9/15/2009	100	97
CVS Corp.	5.750%	8/15/2011	75	76
CVS Corp.	4.875%	9/15/2014	275	264
CVS Corp.	6.125%	8/15/2016	175	181
Centex Corp.	5.125%	10/1/2013	750	699
Centex Corp.	6.500%	5/1/2016	200	196
Costco Wholesale Corp.	5.300%	3/15/2012	75	75
Costco Wholesale Corp.	5.500%	3/15/2017	625	627
D.R. Horton, Inc.	4.875%	1/15/2010	250	246
D.R. Horton, Inc.	6.000%	4/15/2011	575	573
D.R. Horton, Inc.	5.375%	6/15/2012	150	145
D.R. Horton, Inc.	5.250%	2/15/2015	680	616
D.R. Horton, Inc.	6.500%	4/15/2016	450	440
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	1,000	985
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	300	313
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	850	841
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,300	1,403
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	2,375	2,422
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,125	1,143
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	1,175	1,266
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	500	525
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	150	187
Federated Department Stores, Inc.	6.300%	4/1/2009	500	510
Federated Department Stores, Inc.	6.790%	7/15/2027	300	295
Federated Department Stores, Inc.	7.000%	2/15/2028	200	202
Federated Retail Holding	5.350%	3/15/2012	425	424
Federated Retail Holding	6.375%	3/15/2037	225	219
Home Depot Inc.	3.750%	9/15/2009	650	630
Home Depot Inc.	4.625%	8/15/2010	650	639
Home Depot Inc.	5.250%	12/16/2013	375	373
Home Depot Inc.	5.400%	3/1/2016	475	463
Home Depot Inc.	5.875%	12/16/2036	825	786
ITT Corp.	7.375%	11/15/2015	875	914
J.C. Penney Co., Inc.	8.000%	3/1/2010	600	644
J.C. Penney Co., Inc.	7.950%	4/1/2017	500	566
J.C. Penney Co., Inc.	7.400%	4/1/2037	300	324
Johnson Controls, Inc.	5.250%	1/15/2011	300	300
Johnson Controls, Inc.	6.000%	1/15/2036	75	73
Kohl's Corp.	6.000%	1/15/2033	225	217
Lennar Corp.	5.125%	10/1/2010	100	97
Lennar Corp.	5.950%	10/17/2011	875	872
Lennar Corp.	5.600%	5/31/2015	775	728
Lowe's Cos., Inc.	5.000%	10/15/2015	550	533
Lowe's Cos., Inc.	5.400%	10/15/2016	1,000	994
Lowe's Cos., Inc.	6.875%	2/15/2028	367	400
Lowe's Cos., Inc.	5.800%	10/15/2036	375	360
Marriott International	4.625%	6/15/2012	400	386
Marriott International	6.200%	6/15/2016	150	154
May Department Stores Co.	5.750%	7/15/2014	675	668
May Department Stores Co.	6.650%	7/15/2024	375	367
May Department Stores Co.	6.700%	7/15/2034	450	440
McDonald's Corp.	5.300%	3/15/2017	400	395
Nordstrom, Inc.	6.950%	3/15/2028	200	216
Pulte Homes, Inc.	4.875%	7/15/2009	500	493
Pulte Homes, Inc.	5.200%	2/15/2015	100	92
Starwood Hotel Resorts	7.875%	5/1/2012	400	431
Target Corp.	6.350%	1/15/2011	300	313
Target Corp.	4.000%	6/15/2013	1,200	1,120
Target Corp.	5.875%	7/15/2016	475	490
Target Corp.	7.000%	7/15/2031	175	200
Target Corp.	6.350%	11/1/2032	450	478
The Walt Disney Co.	5.700%	7/15/2011	1,050	1,075
The Walt Disney Co.	6.375%	3/1/2012	250	264
The Walt Disney Co.	5.625%	9/15/2016	575	586
The Walt Disney Co.	7.000%	3/1/2032	400	459
Time Warner, Inc.	6.750%	4/15/2011	950	1,000
Time Warner, Inc.	5.500%	11/15/2011	725	730
Time Warner, Inc.	6.875%	5/1/2012	250	266
Time Warner, Inc.	5.875%	11/15/2016	350	353
Time Warner, Inc.	9.150%	2/1/2023	1,475	1,874
Time Warner, Inc.	6.625%	5/15/2029	200	202
Time Warner, Inc.	7.625%	4/15/2031	1,135	1,269
Time Warner, Inc.	7.700%	5/1/2032	290	328
Time Warner, Inc.	6.500%	11/15/2036	750	746
Toll Brothers, Inc.	5.150%	5/15/2015	400	360
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,200	2,164
Toyota Motor Credit Corp.	5.450%	5/18/2011	600	610
Viacom Inc.	5.750%	4/30/2011	775	786
Viacom Inc.	6.250%	4/30/2016	275	278
Viacom Inc.	6.875%	4/30/2036	750	753
Wal-Mart Stores, Inc.	3.375%	10/1/2008	1,075	1,049
Wal-Mart Stores, Inc.	6.875%	8/10/2009	600	624
Wal-Mart Stores, Inc.	4.125%	7/1/2010	660	643
Wal-Mart Stores, Inc.	4.750%	8/15/2010	240	238
Wal-Mart Stores, Inc.	4.125%	2/15/2011	275	266
Wal-Mart Stores, Inc.	5.000%	4/5/2012	25	25
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,450	2,365
Wal-Mart Stores, Inc.	7.250%	6/1/2013	150	165
Wal-Mart Stores, Inc.	4.500%	7/1/2015	450	425
Wal-Mart Stores, Inc.	5.375%	4/5/2017	400	399
Wal-Mart Stores, Inc.	5.875%	4/5/2027	600	602
Wal-Mart Stores, Inc.	7.550%	2/15/2030	1,050	1,262
Western Union Co.	5.400%	11/17/2011	600	600
Western Union Co.	5.930%	10/1/2016	400	398
Western Union Co.	6.200%	11/17/2036	325	308
Yum! Brands, Inc.	8.875%	4/15/2011	1,050	1,178
Yum! Brands, Inc.	7.700%	7/1/2012	250	275
Yum! Brands, Inc.	6.250%	4/15/2016	225	231
Consumer Noncyclical (0.7%)
Abbott Laboratories	3.500%	2/17/2009	1,050	1,021
Abbott Laboratories	5.375%	5/15/2009	125	126
Abbott Laboratories	5.600%	5/15/2011	725	738
Abbott Laboratories	5.875%	5/15/2016	1,050	1,085
Allergan Inc.	5.750%	4/1/2016	125	127
Altria Group, Inc.	5.625%	11/4/2008	500	503
AmerisourceBergen Corp.	5.875%	9/15/2015	675	669
Amgen Inc.	4.000%	11/18/2009	750	731
Amgen Inc.	4.850%	11/18/2014	500	483
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	258
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	400	412
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	900	992
Archer-Daniels-Midland Co.	8.125%	6/1/2012	500	566
Archer-Daniels-Midland Co.	5.935%	10/1/2032	350	348
Archer-Daniels-Midland Co.	5.375%	9/15/2035	1,125	1,033
AstraZeneca PLC	5.400%	6/1/2014	350	352
Baxter Finco, BV	4.750%	10/15/2010	500	494
Baxter International, Inc.	4.625%	3/15/2015	250	237
Baxter International, Inc.	5.900%	9/1/2016	150	154
Boston Scientific	6.000%	6/15/2011	450	456
Boston Scientific	5.450%	6/15/2014	325	312
Boston Scientific	6.400%	6/15/2016	225	226
Boston Scientific	7.000%	11/15/2035	275	266
Bottling Group LLC	4.625%	11/15/2012	1,600	1,560
Bottling Group LLC	5.000%	11/15/2013	100	98
Bottling Group LLC	5.500%	4/1/2016	775	777
Bristol-Myers Squibb Co.	4.000%	8/15/2008	500	493
Bristol-Myers Squibb Co.	5.875%	11/15/2036	1,900	1,866
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	300	295
C.R. Bard, Inc.	6.700%	12/1/2026	450	476
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,055
Cardinal Health, Inc.	4.000%	6/15/2015	100	89
Cardinal Health, Inc.	5.850%	12/15/2017	1,150	1,145
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	280	337
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	650	755
Clorox Co.	4.200%	1/15/2010	750	734
Clorox Co.	5.000%	1/15/2015	325	314
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	312
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	125	157
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	250	305
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	750	833
ConAgra Foods, Inc.	7.875%	9/15/2010	866	938
ConAgra Foods, Inc.	7.125%	10/1/2026	50	55
ConAgra Foods, Inc.	7.000%	10/1/2028	100	106
Diageo Finance BV	5.300%	10/28/2015	625	616
Eli Lilly&Co	6.000%	3/15/2012	250	261
Eli Lilly&Co	5.200%	3/15/2017	425	418
Eli Lilly&Co	5.500%	3/15/2027	625	601
Fortune Brands Inc.	5.375%	1/15/2016	925	888
Fortune Brands Inc.	5.875%	1/15/2036	250	224
Genentech Inc.	4.400%	7/15/2010	50	49
Genentech Inc.	4.750%	7/15/2015	150	144
Genentech Inc.	5.250%	7/15/2035	325	298
General Mills, Inc.	6.000%	2/15/2012	592	612
General Mills, Inc.	5.700%	2/15/2017	475	477
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,200	1,137
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	300	291
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,000	1,146
H.J. Heinz Co.	6.625%	7/15/2011	850	891
H.J. Heinz Co.	6.750%	3/15/2032	500	508
Hershey Foods Corp.	5.300%	9/1/2011	250	251
Hershey Foods Corp.	5.450%	9/1/2016	150	150
Hospira, Inc.	4.950%	6/15/2009	100	99
Hospira, Inc.	5.900%	6/15/2014	200	197
Johnson&Johnson	3.800%	5/15/2013	425	399
Johnson&Johnson	6.950%	9/1/2029	100	119
Johnson&Johnson	4.950%	5/15/2033	550	511
Kellogg Co.	2.875%	6/1/2008	250	244
Kellogg Co.	6.600%	4/1/2011	1,530	1,605
Kimberly-Clark Corp.	5.625%	2/15/2012	250	255
Kimberly-Clark Corp.	4.875%	8/15/2015	650	627
Kraft Foods, Inc.	4.125%	11/12/2009	1,025	999
Kraft Foods, Inc.	5.625%	11/1/2011	400	405
Kraft Foods, Inc.	6.250%	6/1/2012	1,000	1,038
Kraft Foods, Inc.	5.250%	10/1/2013	200	197
Kraft Foods, Inc.	6.500%	11/1/2031	875	890
Kroger Co.	6.800%	4/1/2011	1,325	1,391
Kroger Co.	6.750%	4/15/2012	550	581
Kroger Co.	6.200%	6/15/2012	1,000	1,035
Kroger Co.	4.950%	1/15/2015	500	472
Kroger Co.	7.500%	4/1/2031	100	109
Laboratory Corp. of America	5.625%	12/15/2015	325	321
McKesson Corp.	7.750%	2/1/2012	350	384
Mckesson Corp.	5.250%	3/1/2013	600	596
Medtronic Inc.	4.375%	9/15/2010	300	294
Medtronic Inc.	4.750%	9/15/2015	550	526
Merck&Co	4.375%	2/15/2013	500	478
Merck&Co	4.750%	3/1/2015	250	240
Merck&Co	6.400%	3/1/2028	225	239
Merck&Co	5.950%	12/1/2028	250	254
Molson Coors Capital Finance	4.850%	9/22/2010	200	197
Newell Rubbermaid, Inc.	4.000%	5/1/2010	500	482
PepsiAmericas Inc.	5.000%	5/15/2017	450	426
Pfizer, Inc.	4.500%	2/15/2014	1,025	987
Philip Morris Cos., Inc.	7.650%	7/1/2008	450	461
Philip Morris Cos., Inc.	7.750%	1/15/2027	675	807
Procter&Gamble Co.	6.875%	9/15/2009	200	209
Procter&Gamble Co.	4.950%	8/15/2014	100	98
Procter&Gamble Co.	6.450%	1/15/2026	350	382
Procter&Gamble Co.	5.800%	8/15/2034	625	633
Procter&Gamble Co.	5.550%	3/5/2037	825	802
2 Procter&Gamble Co. ESOP	9.360%	1/1/2021	1,162	1,452
Quest Diagnostic, Inc.	5.450%	11/1/2015	750	711
Safeway, Inc.	4.950%	8/16/2010	350	346
Safeway, Inc.	6.500%	3/1/2011	1,000	1,036
Schering-Plough Corp.	5.550%	12/1/2013	975	992
Schering-Plough Corp.	6.750%	12/1/2033	300	333
Sysco Corp.	5.375%	9/21/2035	500	466
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	900	866
Unilever Capital Corp.	7.125%	11/1/2010	950	1,010
Unilever Capital Corp.	5.900%	11/15/2032	650	628
Universal Health Services, Inc.	7.125%	6/30/2016	125	134
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	600	585
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	300	285
Wyeth	5.500%	3/15/2013	350	353
Wyeth	6.950%	3/15/2011	500	532
Wyeth	5.500%	2/1/2014	700	704
Wyeth	5.450%	4/1/2017	200	199
Wyeth	6.450%	2/1/2024	400	421
Wyeth	6.500%	2/1/2034	200	212
Wyeth	6.000%	2/15/2036	1,125	1,118
Wyeth	5.950%	4/1/2037	1,625	1,600
Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	750	847
Amerada Hess Corp.	6.650%	8/15/2011	425	447
Amerada Hess Corp.	7.875%	10/1/2029	775	903
Amerada Hess Corp.	7.300%	8/15/2031	500	552
Anadarko Finance Co.	6.750%	5/1/2011	875	920
Anadarko Petroleum Corp.	5.950%	9/15/2016	550	551
Anadarko Petroleum Corp.	6.450%	9/15/2036	1,375	1,357
Apache Corp.	5.625%	1/15/2017	75	76
Apache Corp.	6.000%	1/15/2037	575	573
Apache Finance Canada	7.750%	12/15/2029	225	269
Baker Hughes, Inc.	6.875%	1/15/2029	400	449
Burlington Resources, Inc.	6.680%	2/15/2011	375	396
Burlington Resources, Inc.	6.500%	12/1/2011	300	317
Burlington Resources, Inc.	7.400%	12/1/2031	600	713
Canadian Natural Resources	5.450%	10/1/2012	800	804
Canadian Natural Resources	4.900%	12/1/2014	525	498
Canadian Natural Resources	6.000%	8/15/2016	500	510
Canadian Natural Resources	5.700%	5/15/2017	275	275
Canadian Natural Resources	7.200%	1/15/2032	500	546
Canadian Natural Resources	6.450%	6/30/2033	375	376
Canadian Natural Resources	6.500%	2/15/2037	450	456
Canadian Natural Resources	6.250%	3/15/2038	450	441
Conoco Funding Co.	6.350%	10/15/2011	525	551
ConocoPhillips Canada	5.300%	4/15/2012	300	302
ConocoPhillips Canada	5.625%	10/15/2016	1,450	1,477
ConocoPhillips Canada	5.950%	10/15/2036	250	253
Devon Financing Corp.	6.875%	9/30/2011	925	984
Devon Financing Corp.	7.875%	9/30/2031	275	325
Diamond Offshore Drilling	4.875%	7/1/2015	100	95
Encana Corp.	4.600%	8/15/2009	425	420
Encana Corp.	4.750%	10/15/2013	25	24
Encana Holdings Finance Corp.	5.800%	5/1/2014	50	51
Halliburton Co.	5.500%	10/15/2010	250	253
Kerr McGee Corp.	6.875%	9/15/2011	650	689
Kerr McGee Corp.	6.950%	7/1/2024	1,000	1,055
Kerr McGee Corp.	7.875%	9/15/2031	150	174
Marathon Oil Corp.	6.125%	3/15/2012	675	699
Marathon Oil Corp.	6.800%	3/15/2032	250	275
Nexen, Inc.	5.050%	11/20/2013	400	390
Nexen, Inc.	7.875%	3/15/2032	100	117
Norsk Hydro	6.360%	1/15/2009	500	511
Norsk Hydro	7.250%	9/23/2027	800	930
Norsk Hydro	7.150%	1/15/2029	250	285
Occidental Petroleum	6.750%	1/15/2012	625	670
PanCanadian Energy Corp.	7.200%	11/1/2031	625	691
Petro-Canada	4.000%	7/15/2013	800	738
Petro-Canada	7.875%	6/15/2026	100	116
Petro-Canada	5.350%	7/15/2033	450	397
Petro-Canada	5.950%	5/15/2035	500	477
Petro-Canada Financial Partnership	5.000%	11/15/2014	25	24
Phillips Petroleum Co.	8.750%	5/25/2010	1,325	1,467
Questar Market Resources	6.050%	9/1/2016	350	357
Shell International Finance	5.625%	6/27/2011	50	51
Shell International Finance	4.950%	3/22/2012	375	373
Shell International Finance	5.200%	3/22/2017	300	297
Sunoco, Inc.	4.875%	10/15/2014	175	166
Sunoco, Inc.	5.750%	1/15/2017	200	196
Talisman Energy, Inc.	5.125%	5/15/2015	100	95
Talisman Energy, Inc.	5.850%	2/1/2037	650	587
Tosco Corp.	8.125%	2/15/2030	1,150	1,460
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	300	344
Valero Energy Corp.	6.875%	4/15/2012	700	746
Valero Energy Corp.	7.500%	4/15/2032	750	852
Weatherford International Inc.	6.500%	8/1/2036	1,100	1,102
XTO Energy, Inc.	6.250%	4/15/2013	250	260
XTO Energy, Inc.	4.900%	2/1/2014	200	193
XTO Energy, Inc.	5.000%	1/31/2015	200	192
XTO Energy, Inc.	5.300%	6/30/2015	150	147
Technology (0.2%)
Cisco Systems Inc.	5.250%	2/22/2011	1,950	1,959
Cisco Systems Inc.	5.500%	2/22/2016	900	905
Computer Sciences Corp.	3.500%	4/15/2008	250	246
Electronic Data Systems	6.500%	8/1/2013	925	937
Electronic Data Systems	7.125%	10/15/2009	175	182
Electronic Data Systems	7.450%	10/15/2029	125	137
First Data Corp.	3.375%	8/1/2008	325	317
First Data Corp.	4.850%	10/1/2014	93	87
First Data Corp.	4.950%	6/15/2015	275	256
Harris Corp.	5.000%	10/1/2015	425	404
Hewlett-Packard Co.	5.250%	3/1/2012	450	453
Hewlett-Packard Co.	5.400%	3/1/2017	225	223
International Business Machines Corp.	5.375%	2/1/2009	325	327
International Business Machines Corp.	4.950%	3/22/2011	150	150
International Business Machines Corp.	4.750%	11/29/2012	475	468
International Business Machines Corp.	7.500%	6/15/2013	550	618
International Business Machines Corp.	7.125%	12/1/2096	950	1,078
Intuit Inc.	5.400%	3/15/2012	500	499
Intuit Inc.	5.750%	3/15/2017	150	148
Motorola, Inc.	7.625%	11/15/2010	130	139
Motorola, Inc.	8.000%	11/1/2011	25	27
Motorola, Inc.	7.500%	5/15/2025	75	83
Motorola, Inc.	6.500%	11/15/2028	200	200
Oracle Corp.	5.000%	1/15/2011	450	448
Oracle Corp.	5.250%	1/15/2016	1,100	1,084
Pitney Bowes Credit Corp.	5.750%	8/15/2008	375	378
Pitney Bowes, Inc.	4.875%	8/15/2014	100	96
Pitney Bowes, Inc.	4.750%	1/15/2016	525	498
Science Applications International Corp.	6.250%	7/1/2012	100	104
Science Applications International Corp.	5.500%	7/1/2033	100	88
Xerox Corp.	9.750%	1/15/2009	250	268
Xerox Corp.	7.125%	6/15/2010	375	394
Xerox Corp.	6.875%	8/15/2011	200	211
Xerox Corp.	7.625%	6/15/2013	225	236
Xerox Corp.	6.400%	3/15/2016	375	386
Xerox Corp.	6.750%	2/1/2017	350	368
Transportation (0.2%)
2 American Airlines, Inc.	6.855%	4/15/2009	292	296
American Airlines, Inc.	7.024%	10/15/2009	1,000	1,033
American Airlines, Inc.	7.858%	10/1/2011	100	109
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	1,250	1,334
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	214
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	246
CNF, Inc.	6.700%	5/1/2034	350	332
CSX Corp.	6.750%	3/15/2011	400	418
CSX Corp.	6.300%	3/15/2012	1,000	1,032
CSX Corp.	6.000%	10/1/2036	350	334
Canadian National Railway Co.	4.250%	8/1/2009	300	294
Canadian National Railway Co.	6.800%	7/15/2018	775	863
Canadian National Railway Co.	6.250%	8/1/2034	350	363
Canadian National Railway Co.	6.200%	6/1/2036	350	358
Canadian Pacific Rail	6.250%	10/15/2011	350	364
Canadian Pacific Rail	7.125%	10/15/2031	450	521
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,284	1,332
4 ERAC USA Finance Co.	7.350%	6/15/2008	475	485
FedEx Corp.	3.500%	4/1/2009	400	388
FedEx Corp.	5.500%	8/15/2009	200	202
Mass Transit Railway Corp.	7.500%	11/8/2010	300	323
Norfolk Southern Corp.	6.200%	4/15/2009	1,250	1,273
Norfolk Southern Corp.	6.750%	2/15/2011	500	523
Norfolk Southern Corp.	7.700%	5/15/2017	400	448
Norfolk Southern Corp.	9.750%	6/15/2020	116	157
Norfolk Southern Corp.	5.590%	5/17/2025	72	67
Norfolk Southern Corp.	7.800%	5/15/2027	525	613
Norfolk Southern Corp.	7.250%	2/15/2031	78	86
Norfolk Southern Corp.	7.050%	5/1/2037	200	216
Norfolk Southern Corp.	7.900%	5/15/2097	100	119
Ryder System Inc.	5.950%	5/2/2011	350	356
Ryder System Inc.	5.850%	3/1/2014	250	250
Ryder System Inc.	5.850%	11/1/2016	75	74
Southwest Airlines Co.	6.500%	3/1/2012	650	678
Southwest Airlines Co.	5.750%	12/15/2016	200	196
Southwest Airlines Co.	5.125%	3/1/2017	400	373
Union Pacific Corp.	7.250%	11/1/2008	300	309
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	100	105
Union Pacific Corp.	7.125%	2/1/2028	500	544
Union Pacific Corp.	6.625%	2/1/2029	200	206
Other (0.0%)
Black&Decker Corp.	5.750%	11/15/2016	75	75
Cooper Industries, Inc.	5.250%	11/15/2012	425	422
Dover Corp.	4.875%	10/15/2015	225	215
Rockwell International Corp.	6.700%	1/15/2028	200	218

				348,978

Utilities (0.7%)
Electric (0.5%)
AEP Texas Central Co.	6.650%	2/15/2033	400	433
Alabama Power Co.	5.500%	10/15/2017	550	555
American Electric Power Co., Inc.	5.375%	3/15/2010	325	328
Arizona Public Service Co.	5.800%	6/30/2014	50	50
Arizona Public Service Co.	4.650%	5/15/2015	275	256
4 Baltimore Gas&Electric Co.	5.900%	10/1/2016	375	383
4 Baltimore Gas&Electric Co.	6.350%	10/1/2036	500	519
Carolina Power&Light Co.	5.125%	9/15/2013	325	320
CenterPoint Energy Houston	5.700%	3/15/2013	1,425	1,443
Cincinnati Gas&Electric Co.	5.700%	9/15/2012	675	689
Cleveland Electric Illumination Co.	7.880%	11/1/2017	200	235
Columbus Southern Power	5.850%	10/1/2035	400	391
Connecticut Light&Power Co.	6.350%	6/1/2036	750	797
Consolidated Edison Co. of New York	5.375%	12/15/2015	125	125
Consolidated Edison Co. of New York	5.500%	9/15/2016	350	355
Consolidated Edison Co. of New York	5.300%	3/1/2035	300	277
Consolidated Edison Co. of New York	5.850%	3/15/2036	500	497
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	417
Constellation Energy Group, Inc.	7.000%	4/1/2012	100	107
Constellation Energy Group, Inc.	4.550%	6/15/2015	1,500	1,383
Constellation Energy Group, Inc.	7.600%	4/1/2032	100	113
Consumers Energy Co.	4.250%	4/15/2008	175	173
Consumers Energy Co.	5.000%	2/15/2012	725	718
Consumers Energy Co.	5.375%	4/15/2013	175	175
Consumers Energy Co.	5.500%	8/15/2016	425	423
DTE Energy Co.	7.050%	6/1/2011	250	266
Detroit Edison Co.	5.700%	10/1/2037	125	120
Dominion Resources, Inc.	8.125%	6/15/2010	675	735
2 Dominion Resources, Inc.	6.300%	9/30/2066	50	51
Dominion Resources, Inc.	5.150%	7/15/2015	700	680
Dominion Resources, Inc.	5.250%	8/1/2033	200	197
Dominion Resources, Inc.	5.950%	6/15/2035	575	556
Duke Energy Corp.	6.250%	1/15/2012	1,225	1,281
Duke Energy Corp.	5.625%	11/30/2012	250	256
El Paso Electric Co.	6.000%	5/15/2035	175	170
Energy East Corp.	6.750%	6/15/2012	500	530
Energy East Corp.	6.750%	7/15/2036	400	425
Entergy Gulf States, Inc.	3.600%	6/1/2008	250	245
Exelon Corp.	4.900%	6/15/2015	500	468
FPL Group Capital, Inc.	5.625%	9/1/2011	225	229
2 FPL Group Capital, Inc.	6.350%	10/1/2066	225	227
FirstEnergy Corp.	6.450%	11/15/2011	750	785
FirstEnergy Corp.	7.375%	11/15/2031	850	961
Florida Power&Light Co.	4.850%	2/1/2013	250	246
Florida Power&Light Co.	5.950%	10/1/2033	100	102
Florida Power&Light Co.	5.625%	4/1/2034	225	220
Florida Power&Light Co.	4.950%	6/1/2035	200	177
Florida Power&Light Co.	5.400%	9/1/2035	575	544
Florida Power&Light Co.	6.200%	6/1/2036	550	582
Florida Power Corp.	4.500%	6/1/2010	700	688
Florida Power Corp.	4.800%	3/1/2013	50	49
Jersey Central Power&Light	5.625%	5/1/2016	350	353
Kansas City Power&Light	6.050%	11/15/2035	200	197
MidAmerican Energy Co.	6.750%	12/30/2031	1,050	1,162
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	750	772
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	300	292
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	2,150	2,142
NStar Electric Co.	4.875%	10/15/2012	75	74
NStar Electric Co.	4.875%	4/15/2014	225	219
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/2010	150	147
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	150	163
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	700	679
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	600	762
NiSource Finance Corp.	7.875%	11/15/2010	750	813
NiSource Finance Corp.	5.400%	7/15/2014	675	659
Northern States Power Co.	6.250%	6/1/2036	950	1,007
Ohio Edison	6.400%	7/15/2016	550	579
Ohio Power Co.	6.000%	6/1/2016	150	156
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	183
Oncor Electric Delivery Co.	7.250%	1/15/2033	600	669
PPL Electric Utilities Corp.	6.250%	8/15/2009	800	818
PPL Energy Supply LLC	6.400%	11/1/2011	250	259
PPL Energy Supply LLC	6.200%	5/15/2016	150	153
PSE&G Power LLC	7.750%	4/15/2011	250	270
PSE&G Power LLC	6.950%	6/1/2012	100	106
PSE&G Power LLC	5.500%	12/1/2015	450	442
PSI Energy Inc.	5.000%	9/15/2013	250	244
PacifiCorp	6.900%	11/15/2011	500	535
PacifiCorp	5.250%	6/15/2035	475	434
Pacific Gas&Electric Co.	3.600%	3/1/2009	850	827
Pacific Gas&Electric Co.	4.200%	3/1/2011	225	218
Pacific Gas&Electric Co.	4.800%	3/1/2014	150	145
Pacific Gas&Electric Co.	6.050%	3/1/2034	1,525	1,530
Pacific Gas&Electric Co.	5.800%	3/1/2037	525	505
Pepco Holdings, Inc.	6.450%	8/15/2012	175	183
Progress Energy, Inc.	7.100%	3/1/2011	446	476
Progress Energy, Inc.	7.750%	3/1/2031	625	747
Progress Energy, Inc.	7.000%	10/30/2031	550	610
Public Service Co. of Colorado	4.375%	10/1/2008	725	717
Puget Sound Energy Inc.	5.483%	6/1/2035	100	93
Puget Sound Energy Inc.	6.274%	3/15/2037	500	517
SCANA Corp.	6.875%	5/15/2011	625	663
South Carolina Electric&Gas Co.	6.625%	2/1/2032	450	502
South Carolina Electric&Gas Co.	5.300%	5/15/2033	275	259
Southern California Edison Co.	5.000%	1/15/2014	225	222
Southern California Edison Co.	4.650%	4/1/2015	300	288
Southern California Edison Co.	5.000%	1/15/2016	400	390
Southern California Edison Co.	6.650%	4/1/2029	225	249
Southern California Edison Co.	6.000%	1/15/2034	675	694
Southern California Edison Co.	5.750%	4/1/2035	275	273
Southern California Edison Co.	5.625%	2/1/2036	1,025	997
Southern Power Co.	6.250%	7/15/2012	75	78
Tampa Electric Co.	6.550%	5/15/2036	375	398
Union Electric Co.	5.400%	2/1/2016	350	340
Virginia Electric&Power Co.	5.400%	1/15/2016	700	693
Virginia Electric&Power Co.	6.000%	1/15/2036	525	522
Wisconsin Electric Power Co.	5.625%	5/15/2033	200	195
Xcel Energy, Inc.	5.613%	4/1/2017	631	628
Xcel Energy, Inc.	6.500%	7/1/2036	225	236
Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/2011	300	319
Atmos Energy Corp.	4.000%	10/15/2009	500	487
Atmos Energy Corp.	4.950%	10/15/2014	1,000	949
Boardwalk Pipelines LLC	5.500%	2/1/2017	200	196
CenterPoint Energy Resources	7.875%	4/1/2013	250	279
CenterPoint Energy Resources	6.150%	5/1/2016	300	308
Consolidated Natural Gas	6.850%	4/15/2011	600	635
Consolidated Natural Gas	6.250%	11/1/2011	300	312
Consolidated Natural Gas	5.000%	12/1/2014	525	509
Duke Capital Corp.	5.668%	8/15/2014	400	395
Duke Energy Field Services	7.875%	8/16/2010	275	297
4 El Paso Natural Gas Co.	5.950%	4/15/2017	225	224
Energy Transfer Partners LP	5.650%	8/1/2012	275	278
Energy Transfer Partners LP	5.950%	2/1/2015	300	304
Energy Transfer Partners LP	6.125%	2/15/2017	300	306
Energy Transfer Partners LP	6.625%	10/15/2036	150	153
** Enron Corp.	9.125%	4/1/2003	700	249
** Enron Corp.	7.125%	5/15/2007	300	107
** Enron Corp.	6.875%	10/15/2007	1,000	355
Enterprise Products Operating LP	4.950%	6/1/2010	475	471
Enterprise Products Operating LP	5.600%	10/15/2014	450	447
Enterprise Products Operating LP	6.875%	3/1/2033	150	158
KN Energy, Inc.	7.250%	3/1/2028	100	100
KeySpan Corp.	8.000%	11/15/2030	200	244
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	475	510
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	350	339
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	475	458
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	277
Kinder Morgan, Inc.	6.500%	9/1/2012	675	689
Magellan Midstream Partners, LP	5.650%	10/15/2016	150	148
National Grid PLC	6.300%	8/1/2016	1,025	1,069
ONEOK Inc.	5.200%	6/15/2015	300	287
ONEOK Inc.	6.000%	6/15/2035	275	257
ONEOK Partners, LP	5.900%	4/1/2012	350	359
ONEOK Partners, LP	6.150%	10/1/2016	600	614
ONEOK Partners, LP	6.650%	10/1/2036	1,400	1,438
San Diego Gas&Electric	5.300%	11/15/2015	100	100
San Diego Gas&Electric	5.350%	5/15/2035	100	95
Sempra Energy	7.950%	3/1/2010	50	54
Sempra Energy	6.000%	2/1/2013	200	206
Southern California Gas Co.	5.750%	11/15/2035	25	25
4 Southern Natural Gas	5.900%	4/1/2017	200	198
Texas Gas Transmission	4.600%	6/1/2015	250	234
Trans-Canada Pipelines	4.000%	6/15/2013	750	696
Trans-Canada Pipelines	5.600%	3/31/2034	800	758
Trans-Canada Pipelines	5.850%	3/15/2036	125	123
**4 Yosemite Security Trust	8.250%	11/15/2004	4,000	3,400

				70,852

Total Corporate Bonds
(Cost $1,016,813)				1,016,186

Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)

African Development Bank	3.250%	8/1/2008	600	588
Asian Development Bank	4.500%	9/4/2012	500	492
Asian Development Bank	5.593%	7/16/2018	500	518
Bayerische Landesbank	2.875%	10/15/2008	500	485
Canadian Government	5.250%	11/5/2008	450	454
Canadian Mortgage&Housing	2.950%	6/2/2008	400	392
China Development Bank	4.750%	10/8/2014	450	434
China Development Bank	5.000%	10/15/2015	175	172
Corp. Andina de Fomento	5.200%	5/21/2013	425	420
Corp. Andina de Fomento	5.750%	1/12/2017	825	827
Development Bank of Japan	4.250%	6/9/2015	250	237
Eksportfinans	4.750%	12/15/2008	1,175	1,171
Eksportfinans	5.500%	5/25/2016	825	852
European Investment Bank	3.875%	8/15/2008	3,000	2,967
European Investment Bank	5.000%	2/8/2010	75	76
European Investment Bank	4.000%	3/3/2010	1,400	1,371
European Investment Bank	5.250%	6/15/2011	1,100	1,120
European Investment Bank	4.625%	5/15/2014	2,000	1,949
European Investment Bank	5.125%	9/13/2016	300	302
European Investment Bank	4.875%	1/17/2017	1,225	1,208
Export-Import Bank of Korea	4.500%	8/12/2009	725	715
Export-Import Bank of Korea	4.625%	3/16/2010	200	197
Export-Import Bank of Korea	5.125%	3/16/2015	150	146
Federation of Malaysia	8.750%	6/1/2009	500	536
Federation of Malaysia	7.500%	7/15/2011	1,200	1,305
Financement Quebec	5.000%	10/25/2012	500	499
Inter-American Development Bank	5.375%	11/18/2008	175	177
Inter-American Development Bank	5.625%	4/16/2009	3,000	3,047
Inter-American Development Bank	8.500%	3/15/2011	175	197
Inter-American Development Bank	7.000%	6/15/2025	250	297
International Bank for Reconstruction&Development	4.125%	6/24/2009	325	321
International Bank for Reconstruction&Development	4.125%	8/12/2009	1,775	1,752
International Finance Corp.	3.000%	4/15/2008	700	687
Japan Bank International	4.750%	5/25/2011	675	670
Japan Finance Corp.	5.875%	3/14/2011	375	389
Japan Finance Corp.	4.625%	4/21/2015	500	487
KFW International Finance Inc.	4.875%	10/19/2009	750	751
Korea Development Bank	4.750%	7/20/2009	900	892
Korea Development Bank	4.625%	9/16/2010	600	590
Korea Development Bank	5.750%	9/10/2013	1,100	1,130
Korea Electric Power	7.750%	4/1/2013	750	849
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	2,125	2,119
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	700	706
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	4,150	4,079
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	25	24
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	300	295
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	300	296
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	225	219
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	675	686
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	375	372
Nordic Investment Bank	3.125%	4/24/2008	400	393
Nordic Investment Bank	3.875%	6/15/2010	350	340
Ontario Hydro Electric	7.450%	3/31/2013	600	673
Pemex Project Funding Master Trust	8.000%	11/15/2011	425	470
Pemex Project Funding Master Trust	7.875%	2/1/2009	1,570	1,636
Pemex Project Funding Master Trust	8.625%	2/1/2022	600	746
Pemex Project Funding Master Trust	6.125%	8/15/2008	525	529
Pemex Project Funding Master Trust	9.125%	10/13/2010	250	280
Pemex Project Funding Master Trust	5.750%	12/15/2015	1,400	1,403
Pemex Project Funding Master Trust	6.625%	6/15/2035	850	874
People's Republic of China	7.300%	12/15/2008	200	207
People's Republic of China	4.750%	10/29/2013	200	198
Petrobras International Finance	6.125%	10/6/2016	150	154
Province of British Columbia	5.375%	10/29/2008	1,000	1,007
Province of Manitoba	7.500%	2/22/2010	1,000	1,068
Province of Nova Scotia	5.750%	2/27/2012	250	257
Province of Ontario	5.500%	10/1/2008	150	151
Province of Ontario	3.625%	10/21/2009	225	218
Province of Ontario	5.000%	10/18/2011	2,500	2,509
Province of Ontario	4.750%	1/19/2016	1,075	1,051
Province of Ontario	5.450%	4/27/2016	775	796
Province of Quebec	5.750%	2/15/2009	1,000	1,014
Province of Quebec	5.000%	7/17/2009	1,250	1,250
Province of Quebec	4.600%	5/26/2015	350	336
Province of Quebec	5.125%	11/14/2016	525	522
Province of Quebec	7.125%	2/9/2024	400	472
Province of Quebec	7.500%	9/15/2029	1,000	1,253
Quebec Hydro Electric	6.300%	5/11/2011	2,325	2,410
Quebec Hydro Electric	8.400%	1/15/2022	500	658
Region of Lombardy, Italy	5.804%	10/25/2032	500	516
Republic of Chile	7.125%	1/11/2012	350	379
Republic of Chile	5.500%	1/15/2013	100	102
Republic of Hungary	4.750%	2/3/2015	1,100	1,047
Republic of Italy	4.000%	6/16/2008	1,000	990
Republic of Italy	6.000%	2/22/2011	1,175	1,216
Republic of Italy	5.625%	6/15/2012	5,025	5,162
Republic of Italy	4.500%	1/21/2015	900	873
Republic of Italy	4.750%	1/25/2016	425	414
Republic of Italy	5.250%	9/20/2016	225	227
Republic of Italy	6.875%	9/27/2023	125	144
Republic of Italy	5.375%	6/15/2033	1,400	1,362
Republic of Korea	8.875%	4/15/2008	950	979
Republic of Korea	4.250%	6/1/2013	1,550	1,475
Republic of Poland	6.250%	7/3/2012	625	658
Republic of Poland	5.000%	10/19/2015	375	369
Republic of South Africa	7.375%	4/25/2012	1,175	1,276
Republic of South Africa	6.500%	6/2/2014	650	688
State of Israel	4.625%	6/15/2013	200	193
State of Israel	5.500%	11/9/2016	850	850
Swedish Export Credit Corp.	4.125%	10/15/2008	1,050	1,039
United Mexican States	10.375%	2/17/2009	170	186
United Mexican States	9.875%	2/1/2010	500	561
United Mexican States	8.375%	1/14/2011	4,000	4,420
United Mexican States	7.500%	1/14/2012	145	159
United Mexican States	6.375%	1/16/2013	767	808
United Mexican States	5.875%	1/15/2014	750	773
United Mexican States	6.625%	3/3/2015	343	370
United Mexican States	11.375%	9/15/2016	100	143
United Mexican States	5.625%	1/15/2017	2,700	2,726
United Mexican States	6.750%	9/27/2034	3,207	3,497

Total Sovereign Bonds
(Cost $96,735)				96,942

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,450	1,393
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,600	3,438
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	650	651
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	425	521
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	15	14
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	335	319
Oregon (Taxable Pension) GO	5.762%	6/1/2023	250	261
Oregon (Taxable Pension) GO	5.892%	6/1/2027	375	393
Oregon School Board Assn	4.759%	6/30/2028	300	279
Oregon School Board Assn	5.528%	6/30/2028	125	126
Wisconsin Public Service Rev	4.800%	5/1/2013	275	271
Wisconsin Public Service Rev	5.700%	5/1/2026	325	336

Total Taxable Municipal Bonds
(Cost $7,835)				8,002

Temporary Cash Investments (1.1%)

U.S. Government Obligation (0.0%)

1,5 Federal National Mortgage Assn	5.215%	4/9/2007	3,000	2,997

			Shares

Money Market Fund (1.1%)
6 Vanguard Market Liquidity Fund	5.288%		104,191,656	104,192

Total Temporary Cash Investments
(Cost $107,189)				107,189

Total Investments (99.5%)
(Cost $7,461,444)				9,385,629

Other Assets and Liabilities-Net (0.5%)	50,625

Net Assets (100%)				9,436,254

* Non-income-producing security.
** Non-income-producing security--security in default.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $14,125,000, representing 0.1% of net assets.
5 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $7,461,444,000. Net unrealized appreciation of investment securities for tax purposes was $1,924,185,000, consisting of unrealized gains of $2,131,555,000 on securities that had risen in value since their purchase and $207,370,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.8% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	49	17,532	156
E-mini S&P 500 Index	134	9,589	107
Russell 2000 Index	11	4,444	70
S&P MidCap 400 Index	5	2,140	27

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2007, the fund had the following open swap contracts:

Interest Rate Swaps

Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

4/3/09	WB	86,000	4.999%	(5.350%)[2]	—

Total Return Swaps

Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid[3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/07	LEH	13,000	5.320%	—
4/30/07	LEH	50,000	5.245%	—
5/31/07	LEH	8,000	5.269%	—
5/31/07	BA	25,000	5.300%	—
6/30/07	WB	13,000	5.270%	—
7/31/07	BA	25,000	5.270%	—
10/31/07	LEH	58,000	5.170%	—
Federal Home Loan Mortgage Corp., 5.000% 30-Year
4/30/07	UBS	4,000	5.318%	33
Federal National Mortgage Assn., 6.000% 30-Year
7/31/07	UBS	8,000	5.319%	40
Federal National Mortgage Assn., 6.500% 30-Year
7/31/07	UBS	5,000	5.319%	13
Hybrid ARM Index
3/31/08	LEH	3,000	5.310%	—

				86

1 BA-Banc of America Securities, LLC
 LEH-Lehman Brothers Inc.
 UBS -UBS Securities LLC
 WB-Wachovia Bank.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD BALANCED INDEX FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.